UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

601 South Figueroa Street, 39th Floor

Los Angeles, California 90017-5704
(Address of principal executive offices) (Zip code)

Anna Marie Lopez

Hotchkis & Wiley Capital Management, LLC

601 South Figueroa Street, 39th Floor

Los Angeles, California 90017-5704
(Name and address of agent for service)

Copies to:

Joseph M. Mannon, Esq.

Vedder Price P.C.

222 North LaSalle Street, 26th Floor

Chicago, Illinois 60601

(Counsel for the registrant)

(213) 430-1000

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Hotchkis & Wiley Large Cap Disciplined Value Fund
Class A | HWCAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.06%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Disciplined Value Fund returned 10.55% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy were the primary detractors to performance followed by stock selection in communication services, industrials, and materials. An overweight in health care also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and financials, along with an overweight position in financials, contributed to relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 1	TSR-AR-44134R750

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	10.55	18.43	9.55
Class A (with sales charge)	4.75	17.16	8.97
Russell 3000 Index	15.30	15.96	12.96
Russell 1000 Value Index	13.70	13.93	9.19
Russell 1000 Index	15.66	16.30	13.35
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$80,713,765
Number of Holdings	79
Net Advisory Fee	$466,864
Portfolio Turnover	34%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
F5, Inc.	5.0%
Workday, Inc.	4.5%
Citigroup, Inc.	3.6%
Telefonaktiebolaget LM Ericsson	2.9%
Comcast Corp.	2.8%
Wells Fargo & Co.	2.8%
American International Group, Inc.	2.7%
APA Corp.	2.4%
General Motors Co.	2.3%
Dominion Energy, Inc.	2.3%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Diversified Value Fund to Hotchkis & Wiley Large Cap Disciplined Value Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 2	TSR-AR-44134R750

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 3	TSR-AR-44134R750

Hotchkis & Wiley Large Cap Disciplined Value Fund
Class I | HWCIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.80%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Disciplined Value Fund returned 10.81% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy were the primary detractors to performance followed by stock selection in communication services, industrials, and materials. An overweight in health care also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and financials, along with an overweight position in financials, contributed to relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 1	TSR-AR-44134R768

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	10.81	18.73	9.83
Russell 3000 Index	15.30	15.96	12.96
Russell 1000 Value Index	13.70	13.93	9.19
Russell 1000 Index	15.66	16.30	13.35
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$80,713,765
Number of Holdings	79
Net Advisory Fee	$466,864
Portfolio Turnover	34%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
F5, Inc.	5.0%
Workday, Inc.	4.5%
Citigroup, Inc.	3.6%
Telefonaktiebolaget LM Ericsson	2.9%
Comcast Corp.	2.8%
Wells Fargo & Co.	2.8%
American International Group, Inc.	2.7%
APA Corp.	2.4%
General Motors Co.	2.3%
Dominion Energy, Inc.	2.3%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Diversified Value Fund to Hotchkis & Wiley Large Cap Disciplined Value Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 2	TSR-AR-44134R768

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 3	TSR-AR-44134R768

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class A | HWLAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.18%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 9.62% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•Stock selection and an overweight in energy were the primary detractors to performance followed by stock selection in communication services, industrials, and materials. An overweight in health care also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed to relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-AR-44134R107

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	9.62	16.95	8.94
Class A (with sales charge)	3.87	15.69	8.35
Russell 3000 Index	15.30	15.96	12.96
Russell 1000 Value Index	13.70	13.93	9.19
Russell 1000 Index	15.66	16.30	13.35
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$369,481,018
Number of Holdings	67
Net Advisory Fee	$2,592,818
Portfolio Turnover	40%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	5.0%
Citigroup, Inc.	3.8%
Wells Fargo & Co.	3.1%
Telefonaktiebolaget LM Ericsson	3.0%
Comcast Corp. - Class A	3.0%
American International Group, Inc.	2.9%
General Motors Co.	2.8%
Dominion Energy, Inc.	2.5%
Elevance Health, Inc.	2.3%
APA Corp.	2.3%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 2	TSR-AR-44134R107

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 3	TSR-AR-44134R107

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class I | HWLIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 9.89% for  Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•Stock selection and an overweight in energy were the primary detractors to performance followed by stock selection in communication services, industrials, and materials. An overweight in health care also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed to relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-AR-44134R503

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	9.89	17.23	9.21
Russell 3000 Index	15.30	15.96	12.96
Russell 1000 Value Index	13.70	13.93	9.19
Russell 1000 Index	15.66	16.30	13.35
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$369,481,018
Number of Holdings	67
Net Advisory Fee	$2,592,818
Portfolio Turnover	40%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	5.0%
Citigroup, Inc.	3.8%
Wells Fargo & Co.	3.1%
Telefonaktiebolaget LM Ericsson	3.0%
Comcast Corp. - Class A	3.0%
American International Group, Inc.	2.9%
General Motors Co.	2.8%
Dominion Energy, Inc.	2.5%
Elevance Health, Inc.	2.3%
APA Corp.	2.3%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 2	TSR-AR-44134R503

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 3	TSR-AR-44134R503

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Z | HWLZX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 9.98% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•Stock selection and an overweight in energy were the primary detractors to performance followed by stock selection in communication services, industrials, and materials. An overweight in health care also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed to relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-AR-44134R511

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z	9.98	17.34	11.10
Russell 3000 Index	15.30	15.96	14.77
Russell 1000 Value Index	13.70	13.93	9.96
Russell 1000 Index	15.66	16.30	15.19
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$369,481,018
Number of Holdings	67
Net Advisory Fee	$2,592,818
Portfolio Turnover	40%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	5.0%
Citigroup, Inc.	3.8%
Wells Fargo & Co.	3.1%
Telefonaktiebolaget LM Ericsson	3.0%
Comcast Corp. - Class A	3.0%
American International Group, Inc.	2.9%
General Motors Co.	2.8%
Dominion Energy, Inc.	2.5%
Elevance Health, Inc.	2.3%
APA Corp.	2.3%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 2	TSR-AR-44134R511

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 3	TSR-AR-44134R511

Hotchkis & Wiley Mid-Cap Value Fund
Class A | HWMAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.21%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 1.01% for  Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy was the primary detractor to performance followed by stock selection in consumer discretionary, materials, and industrials.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed positively to relative performance. Stock selection in health care also contributed to performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-AR-44134R206

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	1.01	20.29	5.96
Class A (with sales charge)	-4.30	18.99	5.39
Russell 3000 Index	15.30	15.96	12.96
Russell Midcap Value Index	11.53	13.71	8.39
Russell Midcap Index	15.21	13.11	9.89
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$379,156,892
Number of Holdings	71
Net Advisory Fee	$3,090,577
Portfolio Turnover	31%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	4.0%
Popular, Inc.	4.0%
Telefonaktiebolaget LM Ericsson	3.9%
APA Corp.	3.7%
Citizens Financial Group, Inc.	3.5%
Fluor Corp.	3.5%
Adient PLC	2.8%
State Street Corp.	2.7%
American International Group, Inc.	2.7%
Magna International, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 2	TSR-AR-44134R206

Hotchkis & Wiley Mid-Cap Value Fund
Class I | HWMIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.00%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 1.21% for  Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy was the primary detractor to performance followed by stock selection in consumer discretionary, materials, and industrials.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed positively to relative performance. Stock selection in health care also contributed to performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-AR-44134R800

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	1.21	20.52	6.19
Russell 3000 Index	15.30	15.96	12.96
Russell Midcap Value Index	11.53	13.71	8.39
Russell Midcap Index	15.21	13.11	9.89
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$379,156,892
Number of Holdings	71
Net Advisory Fee	$3,090,577
Portfolio Turnover	31%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	4.0%
Popular, Inc.	4.0%
Telefonaktiebolaget LM Ericsson	3.9%
APA Corp.	3.7%
Citizens Financial Group, Inc.	3.5%
Fluor Corp.	3.5%
Adient PLC	2.8%
State Street Corp.	2.7%
American International Group, Inc.	2.7%
Magna International, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 2	TSR-AR-44134R800

Hotchkis & Wiley Mid-Cap Value Fund
Class Z | HWMZX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$89	0.88%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 1.33% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy was the primary detractor to performance followed by stock selection in consumer discretionary, materials, and industrials.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed positively to relative performance. Stock selection in health care also contributed to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-AR-44134R495

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z	1.33	20.69	11.71
Russell 3000 Index	15.30	15.96	14.77
Russell Midcap Value Index	11.53	13.71	9.17
Russell Midcap Index	15.21	13.11	10.78
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$379,156,892
Number of Holdings	71
Net Advisory Fee	$3,090,577
Portfolio Turnover	31%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	4.0%
Popular, Inc.	4.0%
Telefonaktiebolaget LM Ericsson	3.9%
APA Corp.	3.7%
Citizens Financial Group, Inc.	3.5%
Fluor Corp.	3.5%
Adient PLC	2.8%
State Street Corp.	2.7%
American International Group, Inc.	2.7%
Magna International, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 2	TSR-AR-44134R495

Hotchkis & Wiley Small Cap Value Fund
Class A | HWSAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.20%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 1.04% for  Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services, consumer discretionary, and consumer staples. Stock selection in industrials was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, along with an underweight position in the health care sector and an overweight in  financials, helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-AR-44134R305

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	1.04	18.56	6.87
Class A (with sales charge)	-4.26	17.29	6.30
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Value Index	5.54	12.47	6.72
Russell 2000 Index	7.68	10.04	7.12
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$743,590,211
Number of Holdings	69
Net Advisory Fee	$5,490,376
Portfolio Turnover	41%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	9.2%
NOV, Inc.	4.2%
Avnet, Inc.	4.0%
Jones Lang LaSalle, Inc.	3.8%
Stagwell, Inc.	3.8%
U-Haul Holding Co.	3.3%
First Hawaiian, Inc.	3.3%
Popular, Inc.	3.3%
Fluor Corp.	3.1%
Ecovyst, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR-AR-44134R305

Hotchkis & Wiley Small Cap Value Fund
Class C | HWSCX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.96%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 0.28% for  Class C shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services, consumer discretionary, and consumer staples. Stock selection in industrials was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, along with an underweight position in the health care sector and an overweight in  financials, helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-AR-44134R842

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	0.28	17.68	6.08
Class C (with sales charge)	-0.63	17.68	6.08
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Value Index	5.54	12.47	6.72
Russell 2000 Index	7.68	10.04	7.12
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$743,590,211
Number of Holdings	69
Net Advisory Fee	$5,490,376
Portfolio Turnover	41%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	9.2%
NOV, Inc.	4.2%
Avnet, Inc.	4.0%
Jones Lang LaSalle, Inc.	3.8%
Stagwell, Inc.	3.8%
U-Haul Holding Co.	3.3%
First Hawaiian, Inc.	3.3%
Popular, Inc.	3.3%
Fluor Corp.	3.1%
Ecovyst, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR-AR-44134R842

Hotchkis & Wiley Small Cap Value Fund
Class I | HWSIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.99%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 1.25% for  Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services, consumer discretionary, and consumer staples. Stock selection in industrials was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, along with an underweight position in the health care sector and an overweight in  financials, helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-AR-44134R867

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	1.25	18.79	7.11
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Value Index	5.54	12.47	6.72
Russell 2000 Index	7.68	10.04	7.12
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$743,590,211
Number of Holdings	69
Net Advisory Fee	$5,490,376
Portfolio Turnover	41%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	9.2%
NOV, Inc.	4.2%
Avnet, Inc.	4.0%
Jones Lang LaSalle, Inc.	3.8%
Stagwell, Inc.	3.8%
U-Haul Holding Co.	3.3%
First Hawaiian, Inc.	3.3%
Popular, Inc.	3.3%
Fluor Corp.	3.1%
Ecovyst, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR-AR-44134R867

Hotchkis & Wiley Small Cap Value Fund
Class Z | HWSZX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$90	0.89%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 1.35% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services, consumer discretionary, and consumer staples. Stock selection in industrials was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, along with an underweight position in the health care sector and an overweight in  financials, helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-AR-44134R487

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z	1.35	18.97	11.13
Russell 3000 Index	15.30	15.96	14.77
Russell 2000 Value Index	5.54	12.47	7.23
Russell 2000 Index	7.68	10.04	7.84
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$743,590,211
Number of Holdings	69
Net Advisory Fee	$5,490,376
Portfolio Turnover	41%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	9.2%
NOV, Inc.	4.2%
Avnet, Inc.	4.0%
Jones Lang LaSalle, Inc.	3.8%
Stagwell, Inc.	3.8%
U-Haul Holding Co.	3.3%
First Hawaiian, Inc.	3.3%
Popular, Inc.	3.3%
Fluor Corp.	3.1%
Ecovyst, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR-AR-44134R487

Hotchkis & Wiley Small Cap Diversified Value Fund
Class A | HWVAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.06%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 0.75% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in consumer discretionary, industrials, and  financials were the primary detractors from relative performance, followed by stock selection and an overweight in energy. Stock selection in consumer staples, information technology, and communication services also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
•  An overweight in financials and an underweight position in the health care sector helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-AR-44134R644

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.75	14.66	7.50
Class A (with sales charge)	-4.55	13.44	6.93
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Value Index	5.54	12.47	6.72
Russell 2000 Index	7.68	10.04	7.12
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$730,982,432
Number of Holdings	353
Net Advisory Fee	$4,934,657
Portfolio Turnover	60%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Par Pacific Holdings, Inc.	0.6%
Fluor Corp.	0.6%
Ecovyst, Inc.	0.5%
ScanSource, Inc.	0.5%
Cushman & Wakefield PLC	0.5%
Sonic Automotive, Inc. - Class A	0.5%
NEXTracker, Inc. - Class A	0.5%
Hilton Grand Vacations, Inc.	0.5%
WEX, Inc.	0.5%
NMI Holdings, Inc. - Class A	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 2	TSR-AR-44134R644

Hotchkis & Wiley Small Cap Diversified Value Fund
Class I | HWVIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.81%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 1.01% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in consumer discretionary, industrials, and  financials were the primary detractors from relative performance, followed by stock selection and an overweight in energy. Stock selection in consumer staples, information technology, and communication services also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
•  An overweight in financials and an underweight position in the health care sector helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-AR-44134R651

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	1.01	14.91	7.78
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Value Index	5.54	12.47	6.72
Russell 2000 Index	7.68	10.04	7.12
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$730,982,432
Number of Holdings	353
Net Advisory Fee	$4,934,657
Portfolio Turnover	60%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Par Pacific Holdings, Inc.	0.6%
Fluor Corp.	0.6%
Ecovyst, Inc.	0.5%
ScanSource, Inc.	0.5%
Cushman & Wakefield PLC	0.5%
Sonic Automotive, Inc. - Class A	0.5%
NEXTracker, Inc. - Class A	0.5%
Hilton Grand Vacations, Inc.	0.5%
WEX, Inc.	0.5%
NMI Holdings, Inc. - Class A	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 2	TSR-AR-44134R651

Hotchkis & Wiley Small Cap Diversified Value Fund
Class Z | HWVZX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.78%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 1.06% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in consumer discretionary, industrials, and  financials were the primary detractors from relative performance, followed by stock selection and an overweight in energy. Stock selection in consumer staples, information technology, and communication services also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
•  An overweight in financials and an underweight position in the health care sector helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-AR-44134R479

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z	1.06	14.96	8.41
Russell 3000 Index	15.30	15.96	14.77
Russell 2000 Value Index	5.54	12.47	7.23
Russell 2000 Index	7.68	10.04	7.84
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$730,982,432
Number of Holdings	353
Net Advisory Fee	$4,934,657
Portfolio Turnover	60%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Par Pacific Holdings, Inc.	0.6%
Fluor Corp.	0.6%
Ecovyst, Inc.	0.5%
ScanSource, Inc.	0.5%
Cushman & Wakefield PLC	0.5%
Sonic Automotive, Inc. - Class A	0.5%
NEXTracker, Inc. - Class A	0.5%
Hilton Grand Vacations, Inc.	0.5%
WEX, Inc.	0.5%
NMI Holdings, Inc. - Class A	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 2	TSR-AR-44134R479

Hotchkis & Wiley Global Value Fund
Class A | HWGAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.20%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 15.70% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the MSCI World Index, which returned 16.26%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in communication services and energy was the primary detractor to relative performance. An overweight position in energy also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and industrials were the primary contributors to relative performance, followed by stock selection in materials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Global Value Fund	PAGE 1	TSR-AR-44134R677

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.70	18.74	8.47
Class A (with sales charge)	9.66	17.46	7.89
MSCI World Index (Net) USD	16.26	14.55	10.66
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$39,828,890
Number of Holdings	69
Net Advisory Fee	$165,187
Portfolio Turnover	51%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Geographic Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	5.0%
Workday, Inc. - Class A	4.4%
Telefonaktiebolaget LM Ericsson	3.4%
Dominion Energy, Inc.	2.6%
Comcast Corp. - Class A	2.5%
GE HealthCare Technologies, Inc.	2.5%
Elevance Health, Inc.	2.4%
General Motors Co.	2.4%
American International Group, Inc.	2.3%
Heineken Holding NV	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Global Value Fund	PAGE 2	TSR-AR-44134R677

Hotchkis & Wiley Global Value Fund
Class I | HWGIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.95%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 16.00% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the MSCI World Index, which returned 16.26%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in communication services and energy was the primary detractor to relative performance. An overweight position in energy also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and industrials were the primary contributors to relative performance, followed by stock selection in materials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Global Value Fund	PAGE 1	TSR-AR-44134R685

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	16.00	19.05	8.74
MSCI World Index (Net) USD	16.26	14.55	10.66
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$39,828,890
Number of Holdings	69
Net Advisory Fee	$165,187
Portfolio Turnover	51%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Geographic Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	5.0%
Workday, Inc. - Class A	4.4%
Telefonaktiebolaget LM Ericsson	3.4%
Dominion Energy, Inc.	2.6%
Comcast Corp. - Class A	2.5%
GE HealthCare Technologies, Inc.	2.5%
Elevance Health, Inc.	2.4%
General Motors Co.	2.4%
American International Group, Inc.	2.3%
Heineken Holding NV	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Global Value Fund	PAGE 2	TSR-AR-44134R685

Hotchkis & Wiley International Value Fund
Class I | HWNIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley International Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.95%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Value Fund returned 26.60% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI World Index, which returned 16.26%.
TOP CONTRIBUTORS TO PERFORMANCE
•  Stock selection in industrials and financials, along with an overweight in financials were the primary contributors to relative performance. Stock selection in consumer discretionary and an underweight position in health care also contributed to relative performance.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy were the largest relative detractors to performance, followed by stock selection in communication services and information technology.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley International Value Fund	PAGE 1	TSR-AR-44134R636

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Class I	26.60	19.81	9.16
MSCI World Index (Net) USD	16.26	14.55	11.66
MSCI World ex-USA Index (Net) USD	18.70	11.51	7.85
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,795,621
Number of Holdings	56
Net Advisory Fee	$0
Portfolio Turnover	35%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Geographic Breakdown (% of net assets)

Top Holdings	(%)
Siemens AG	4.6%
Telefonaktiebolaget LM Ericsson - Class B	4.1%
Henkel AG & Co. KGaA	3.9%
Heineken Holding NV	3.5%
Akzo Nobel NV	3.4%
Shell PLC	3.2%
Lloyds Banking Group PLC	2.9%
TotalEnergies SE	2.8%
BNP Paribas SA	2.8%
Societe Generale SA	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley International Value Fund	PAGE 2	TSR-AR-44134R636

Hotchkis & Wiley International Small Cap Diversified Value Fund
Class I | HWTIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley International Small Cap Diversified Value Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.00%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Small Cap Diversified Value Fund returned 19.82% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI World Index, which returned 16.26%.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an underweight position in health care, along with an overweight in  financials were the largest contributors to relative performance. Stock selection in consumer staples was also a positive contributor.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in industrials and consumer discretionary and an underweight position in communication services were the main detractors to relative performance. An overweight in energy also negatively impacted returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley International Small Cap Diversified Value Fund	PAGE 1	TSR-AR-44134R453

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2020)
Class I	19.82	16.08	16.08
MSCI World Index (Net) USD	16.26	14.55	14.55
MSCI World ex-USA Small Cap Index (Net) USD	22.92	9.82	9.82
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,665,436
Number of Holdings	299
Net Advisory Fee	$0
Portfolio Turnover	63%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Geographic Breakdown (% of net assets)

Top Holdings	(%)
Shibaura Mechatronics Corp.	0.6%
Sesa SpA	0.6%
SUSS MicroTec SE	0.6%
Fuso Chemical Co. Ltd.	0.6%
Riken Vitamin Co. Ltd.	0.6%
GRENKE AG	0.6%
RS Technologies Co. Ltd.	0.6%
Tocalo Co. Ltd.	0.6%
Tazmo Co. Ltd.	0.6%
Hyakujushi Bank Ltd.	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley International Small Cap Diversified Value Fund	PAGE 2	TSR-AR-44134R453

Hotchkis & Wiley Value Opportunities Fund
Class A | HWAAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.20%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.31% for  Class A shares at net asset value (NAV) for the 12 months  ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services and materials. Stock selection in consumer discretionary was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, industrials, consumer staples and  financials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-AR-44134R792

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.31	20.10	10.42
Class A (with sales charge)	7.35	18.81	9.83
Russell 3000 Index	15.30	15.96	12.96
Russell 3000 Value Index	13.30	13.87	9.04
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$725,124,671
Number of Holdings	70
Net Advisory Fee	$5,074,719
Portfolio Turnover	78%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	8.5%
Workday, Inc. - Class A	7.6%
Telefonaktiebolaget LM Ericsson	5.5%
Dominion Energy, Inc.	4.6%
Schlumberger NV	3.6%
Microsoft Corp.	3.4%
U-Haul Holding Co.	2.9%
Jones Lang LaSalle, Inc.	2.5%
Havas NV	2.5%
Siemens AG	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR-AR-44134R792

Hotchkis & Wiley Value Opportunities Fund
Class C | HWACX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.93%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 12.50% for  Class C shares at net asset value (NAV) for the 12 months  ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services and materials. Stock selection in consumer discretionary was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, industrials, consumer staples and  financials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-AR-44134R826

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	12.50	19.24	9.62
Class C (with sales charge)	11.50	19.24	9.62
Russell 3000 Index	15.30	15.96	12.96
Russell 3000 Value Index	13.30	13.87	9.04
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$725,124,671
Number of Holdings	70
Net Advisory Fee	$5,074,719
Portfolio Turnover	78%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	8.5%
Workday, Inc. - Class A	7.6%
Telefonaktiebolaget LM Ericsson	5.5%
Dominion Energy, Inc.	4.6%
Schlumberger NV	3.6%
Microsoft Corp.	3.4%
U-Haul Holding Co.	2.9%
Jones Lang LaSalle, Inc.	2.5%
Havas NV	2.5%
Siemens AG	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR-AR-44134R826

Hotchkis & Wiley Value Opportunities Fund
Class I | HWAIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.97%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.58% for  Class I shares at net asset value (NAV) for the 12 months  ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services and materials. Stock selection in consumer discretionary was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, industrials, consumer staples and  financials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-AR-44134R834

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	13.58	20.41	10.70
Russell 3000 Index	15.30	15.96	12.96
Russell 3000 Value Index	13.30	13.87	9.04
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$725,124,671
Number of Holdings	70
Net Advisory Fee	$5,074,719
Portfolio Turnover	78%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	8.5%
Workday, Inc. - Class A	7.6%
Telefonaktiebolaget LM Ericsson	5.5%
Dominion Energy, Inc.	4.6%
Schlumberger NV	3.6%
Microsoft Corp.	3.4%
U-Haul Holding Co.	2.9%
Jones Lang LaSalle, Inc.	2.5%
Havas NV	2.5%
Siemens AG	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR-AR-44134R834

Hotchkis & Wiley Value Opportunities Fund
Class Z | HWAZX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$94	0.88%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.70% for  Class Z shares at net asset value (NAV) for the 12 months  ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services and materials. Stock selection in consumer discretionary was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, industrials, consumer staples and  financials helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-AR-44134R461

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z	13.70	20.51	13.95
Russell 3000 Index	15.30	15.96	14.77
Russell 3000 Value Index	13.30	13.87	9.82
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$725,124,671
Number of Holdings	70
Net Advisory Fee	$5,074,719
Portfolio Turnover	78%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	8.5%
Workday, Inc. - Class A	7.6%
Telefonaktiebolaget LM Ericsson	5.5%
Dominion Energy, Inc.	4.6%
Schlumberger NV	3.6%
Microsoft Corp.	3.4%
U-Haul Holding Co.	2.9%
Jones Lang LaSalle, Inc.	2.5%
Havas NV	2.5%
Siemens AG	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR-AR-44134R461

Hotchkis & Wiley High Yield Fund
Class A | HWHAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.91%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 8.63% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 7.03%.
TOP CONTRIBUTORS TO PERFORMANCE
• Credit selection was positive across fifteen of the nineteen high yield market sectors, most notably in basic industry and capital goods.
• Overweight within the BB and B rating cohorts were the primary contributors to relative performance.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the energy sector and an underweight within banking detracted from relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-AR-44134R727

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.63	6.45	4.18
Class A (with sales charge)	4.58	5.65	3.78
ICE BofA U.S. Corporate Bond Index	7.03	0.36	2.99
ICE BofA BB-B U.S. High Yield Constrained Index	9.15	5.41	5.09
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$775,924,165
Number of Holdings	208
Net Advisory Fee	$4,189,946
Portfolio Turnover	41%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.5%
Authentic Brands Group LLC	1.3%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
Fortis 333, Inc.	0.9%
Gray Media, Inc.	0.9%
Venture Global Plaquemines LNG LLC	0.8%
Herc Holdings, Inc.	0.8%
TransDigm, Inc.	0.8%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR-AR-44134R727

Hotchkis & Wiley High Yield Fund
Class I | HWHIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.70%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 8.82% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 7.03%.
TOP CONTRIBUTORS TO PERFORMANCE
• Credit selection was positive across fifteen of the nineteen high yield market sectors, most notably in basic industry and capital goods.
• Overweight within the BB and B rating cohorts were the primary contributors to relative performance.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the energy sector and an underweight within banking detracted from relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-AR-44134R735

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	8.82	6.69	4.45
ICE BofA U.S. Corporate Bond Index	7.03	0.36	2.99
ICE BofA BB-B U.S. High Yield Constrained Index	9.15	5.41	5.09
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$775,924,165
Number of Holdings	208
Net Advisory Fee	$4,189,946
Portfolio Turnover	41%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.5%
Authentic Brands Group LLC	1.3%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
Fortis 333, Inc.	0.9%
Gray Media, Inc.	0.9%
Venture Global Plaquemines LNG LLC	0.8%
Herc Holdings, Inc.	0.8%
TransDigm, Inc.	0.8%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR-AR-44134R735

Hotchkis & Wiley High Yield Fund
Class Z | HWHZX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$63	0.60%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 8.94% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 7.03%.
TOP CONTRIBUTORS TO PERFORMANCE
• Credit selection was positive across fifteen of the nineteen high yield market sectors, most notably in basic industry and capital goods.
• Overweight within the BB and B rating cohorts were the primary contributors to relative performance.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the energy sector and an underweight within banking detracted from relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-AR-44134R529

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2018)
Class Z	8.94	6.80	4.26
ICE BofA U.S. Corporate Bond Index	7.03	0.36	2.77
ICE BofA BB-B U.S. High Yield Constrained Index	9.15	5.41	5.06
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$775,924,165
Number of Holdings	208
Net Advisory Fee	$4,189,946
Portfolio Turnover	41%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.5%
Authentic Brands Group LLC	1.3%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
Fortis 333, Inc.	0.9%
Gray Media, Inc.	0.9%
Venture Global Plaquemines LNG LLC	0.8%
Herc Holdings, Inc.	0.8%
TransDigm, Inc.	0.8%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR-AR-44134R529

Hotchkis & Wiley SMID Cap Diversified Value Fund
HWSM
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Hotchkis & Wiley SMID Cap Diversified Value Fund (the Fund) for the period of  March 28, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SMID Cap Diversified Value Fund	$14	0.55%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The SMID Cap Diversified Value Fund returned 2.11% at net asset value (NAV)  from March 28, 2025 (Fund inception) through June 30, 2025. The Fund  underperformed the Russell 3000 Index, which returned 11.50% for the same period.
TOP DETRACTORS FROM PERFORMANCE

•
Stock selection in information technology, along with an overweight in energy and an underweight position in technology, were the primary detractors from performance. Stock selection in industrials, consumer staples, and communication services also detracted from returns.

TOP CONTRIBUTORS TO PERFORMANCE

•	Stock selection in real estate and an underweight in health care helped relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley SMID Cap Diversified Value Fund	PAGE 1	TSR-AR-44134R438

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/28/2025)
SMID Cap Diversified Value Fund - NAV Return	2.11
Russell 3000 Index	11.50
Russell 2500 Value Index	7.50
Russell 2500 Index	8.49
Visit https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,002,254
Number of Holdings	156
Net Advisory Fee	$2,319
Portfolio Turnover	0%
Visit https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
Synchrony Financial	1.2%
Franklin Resources, Inc.	1.2%
Popular, Inc.	1.2%
BorgWarner, Inc.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
State Street Corp.	1.1%
TE Connectivity PLC	1.1%
WESCO International, Inc.	1.1%
Corebridge Financial, Inc.	1.1%
Magna International, Inc.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley SMID Cap Diversified Value Fund	PAGE 2	TSR-AR-44134R438

HW Opportunities MP Fund
HOMPX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the HW Opportunities MP Fund (the Fund) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.hwcm.com/HOMPX. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HW Opportunities MP Fund	$0	0.00%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The HW Opportunities MP Fund returned 4.26% at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• The largest relative detractor was stock selection in energy and communication services. Additional  headwinds came from an overweight in energy and miscellaneous put positions, along with security selection in materials.
TOP CONTRIBUTORS TO PERFORMANCE
•  Stock selection in industrials and information technology and an underweight in health care contributed to relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
HW Opportunities MP Fund	PAGE 1	TSR-AR-44134R446

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2020)
Fund	4.26	13.76
Russell 3000 Index	15.30	12.32
Russell 3000 Value Index	13.30	10.54
Visit https://www.hwcm.com/HOMPX for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$69,365,301
Number of Holdings	49
Net Advisory Fee	$0
Portfolio Turnover	107%
Visit https://www.hwcm.com/HOMPX for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top Holdings	(%)
U-Haul Holding Co.	8.0%
Havas NV	6.6%
Qantas Airways Ltd.	6.4%
Ecovyst, Inc.	5.9%
Fuso Chemical Co. Ltd.	5.5%
Henkel AG & Co. KGaA	4.5%
Stagwell, Inc.	4.4%
Jones Lang LaSalle, Inc.	4.3%
Vanguard Long-Term Treasury ETF	4.1%
Siemens AG	3.9%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Fund commenced operations following the completion of the reorganization of the HW Opportunities MP Fund, a series of Series Portfolio Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on December 15, 2023 (the “Reorganization”). During the Fund’s two most recent fiscal years, as a result of the Reorganization after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/HOMPX.
HW Opportunities MP Fund	PAGE 2	TSR-AR-44134R446

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
HW Opportunities MP Fund	PAGE 3	TSR-AR-44134R446

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics is available without charge, upon request, by calling toll-free at 1-800-796-5606.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Trustees (the “Board”) has determined that Robert Fitzgerald, a member of the registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to professional services performed by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The principal accountant did not provide any other services.

The following table details the aggregate fees billed or expected to be billed to the Funds for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
( a ) Audit Fees	$269,350	$250,800
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$0	$0
( d ) All Other Fees	$0	$0

(e)(1) The registrant’s Audit Committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. The Committee shall pre-approve any engagements of the independent auditors to provide any non-prohibited services to the registrant, including the fees and other compensation to be paid to the independent auditors. The Committee has delegated certain pre-approval responsibilities to its Chair, who may grant the pre-approval of services to the registrant for non-prohibited services for engagements of less than $5,000. The Committee shall also pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment advisor, Hotchkis & Wiley Capital Management, LLC (the “Advisor”) (or any “control affiliate” of the Advisor providing ongoing services to the registrant), if the engagement relates directly to the operations and financial reporting of the registrant. The Chair of the Committee may grant the pre-approval for non-prohibited services to the Advisor for engagements of less than $5,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(e)(2) The Committee approved in advance all audit services and non-audit services that Deloitte & Touche LLP (“D&T”) provided to the Funds, except for any non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The percentage of fees billed by D&T applicable to non-audit services pursuant to the pre-approval exception were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the full time permanent employees of the principal accountant.

(g) During the last two fiscal years, D&T has served as the auditor to the Advisor and/or affiliates of the Advisor, and has rendered non-audit services to the Advisor and/or affiliates of the Advisor. The non-audit services that D&T provided to the Advisor and/or affiliates of the Advisor in 2025 and 2024 consisted of preparing state and federal tax returns. D&T charged $233,320 and $53,032 for such non-audit services to the Advisor and/or affiliates of the Advisor for 2025 and 2024, respectively. None of the non-audit services provided by D&T to the Advisor and/or affiliates of the Advisor directly related to the operations or financial reporting of the registrant.

(h) The Committee has considered whether the provision of audit and non-audit services that were rendered to the Advisor and any entity controlling, controlled by or under common control with the Advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Items 4(i) and 4(j) are not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Randall H. Breitenbach, Alejandra C. Edwards, Marcy Elkind, Robert Fitzgerald and H. Thomas Hicks.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Hotchkis & Wiley Funds
Annual Financial Statements and
Additional Information
JUNE 30, 2025
LARGE CAP DISCIPLINED VALUE FUND
LARGE CAP FUNDAMENTAL VALUE FUND
MID-CAP VALUE FUND
SMALL CAP VALUE FUND
SMALL CAP DIVERSIFIED VALUE FUND
GLOBAL VALUE FUND
INTERNATIONAL VALUE FUND
INTERNATIONAL SMALL CAP DIVERSIFIED VALUE FUND
VALUE OPPORTUNITIES FUND
HIGH YIELD FUND

HOTCHKIS & WILEY LARGE CAP DISCIPLINED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.2%
Boeing Co.(a)	3,760	$787,833
General Dynamics Corp.	2,100	612,486
RTX Corp.	2,700	394,254
		1,794,573
Air Freight & Logistics - 2.0%
FedEx Corp.	7,120	1,618,447
Automobile Components - 3.6%
Aptiv PLC(a)	14,400	982,368
BorgWarner, Inc.	11,800	395,064
Magna International, Inc.	38,700	1,494,207
		2,871,639
Automobiles - 2.3%
General Motors Co.	38,100	1,874,901
Banks - 13.1%
Bank of America Corp.	25,800	1,220,856
Citigroup, Inc.	33,904	2,885,909
Citizens Financial Group, Inc.	27,500	1,230,625
First Citizens BancShares, Inc./NC - Class A	435	851,064
Truist Financial Corp.	15,100	649,149
US Bancorp	31,600	1,429,900
Wells Fargo & Co.	28,434	2,278,132
		10,545,635
Beverages - 1.5%
Anheuser-Busch InBev SA/NV - ADR	5,600	384,832
Constellation Brands, Inc. - Class A	4,900	797,132
		1,181,964
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	640	452,960
State Street Corp.	15,400	1,637,636
		2,090,596
Chemicals - 2.2%
Olin Corp.	27,200	546,448
PPG Industries, Inc.	10,700	1,217,125
		1,763,573
Communications Equipment - 7.9%
F5, Inc.(a)	13,700	4,032,184
Telefonaktiebolaget LM Ericsson - ADR	276,150	2,341,752
		6,373,936
Construction & Engineering - 0.5%
Fluor Corp.(a)	7,200	369,144
Consumer Finance - 0.9%
Capital One Financial Corp.	3,500	744,660
Electric Utilities - 1.3%
PPL Corp.	30,900	1,047,201
Electronic Equipment, Instruments & Components - 1.2%
Ralliant Corp.(a)	1,833	88,898
TE Connectivity PLC	5,400	910,818
		999,716
Energy Equipment & Services - 4.1%
Baker Hughes Co.	26,800	1,027,512
NOV, Inc.	96,100	1,194,523
Schlumberger NV	32,500	1,098,500
		3,320,535

	Shares	Value
Entertainment - 0.7%
Warner Bros Discovery, Inc.(a)	51,300	$587,898
Financial Services - 2.3%
Corebridge Financial, Inc.	24,200	859,100
Fidelity National Information Services, Inc.	12,300	1,001,343
		1,860,443
Food Products - 2.1%
Conagra Brands, Inc.	18,900	386,883
Kraft Heinz Co.	49,900	1,288,418
		1,675,301
Ground Transportation - 0.8%
Norfolk Southern Corp.	2,600	665,522
Health Care Equipment & Supplies - 5.0%
GE HealthCare Technologies, Inc.	21,412	1,585,987
Medtronic PLC	18,082	1,576,208
Solventum Corp.(a)	5,400	409,536
Zimmer Biomet Holdings, Inc.	5,140	468,819
		4,040,550
Health Care Providers & Services - 8.7%
Centene Corp.(a)	11,800	640,504
Cigna Group	1,900	628,102
CVS Health Corp.	16,900	1,165,762
Elevance Health, Inc.	4,180	1,625,853
HCA Healthcare, Inc.	2,460	942,426
Humana, Inc.	4,100	1,002,368
Labcorp Holdings, Inc.	1,600	420,016
UnitedHealth Group, Inc.	2,000	623,940
		7,048,971
Insurance - 3.7%
American International Group, Inc.	25,900	2,216,781
Hartford Insurance Group, Inc.	6,200	786,594
		3,003,375
Interactive Media & Services - 1.6%
Alphabet, Inc. - Class A	7,390	1,302,340
IT Services - 0.5%
Cognizant Technology Solutions Corp. - Class A	4,900	382,347
Machinery - 6.2%
CNH Industrial NV	66,700	864,432
Cummins, Inc.	4,570	1,496,675
Deere & Co.	900	457,641
Fortive Corp.	5,500	286,715
PACCAR, Inc.	11,000	1,045,660
Stanley Black & Decker, Inc.	6,700	453,925
Timken Co.	5,500	399,025
		5,004,073
Media -6.3%
Comcast Corp. - Class A	64,000	2,284,160
Omnicom Group, Inc.	16,700	1,201,398
Paramount Global - Class B(b)	35,000	451,500
WPP PLC - ADR	32,500	1,137,825
		5,074,883
Multi-Utilities - 2.3%
Dominion Energy, Inc.	33,000	1,865,160

The accompanying notes are an integral part of these financial statements.

1

HOTCHKIS & WILEY LARGE CAP DISCIPLINED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - 6.4%
APA Corp.		104,600	$1,913,134
ConocoPhillips		6,869	616,424
Murphy Oil Corp.		9,100	204,750
Ovintiv, Inc.		25,700	977,885
Shell PLC - ADR		20,062	1,412,566
			5,124,759
Personal Care Products - 0.7%
Unilever PLC - ADR		9,700	593,349
Pharmaceuticals - 0.9%
GSK PLC - ADR		9,940	381,696
Sanofi SA - ADR		7,000	338,170
			719,866
Software - 5.0%
Microsoft Corp.		800	397,928
Workday, Inc. - Class A(a)		15,100	3,624,000
			4,021,928
Specialty Retail - 0.5%
Lithia Motors, Inc.		1,200	405,384
TOTAL COMMON STOCKS (Cost $66,467,764)			79,972,669
SHORT-TERM INVESTMENTS - 1.7%
Investments Purchased with Proceeds from Securities Lending - 0.4%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(c)		295,680	295,680
		Par
Time Deposits - 1.3%
Citigroup, Inc., 0.86%, 07/01/2025(d)	EUR	3	3
Royal Bank of Canada, 3.68%, 07/01/2025(d)		1,100,508	1,100,508
			1,100,511
TOTAL SHORT-TERM INVESTMENTS (Cost $1,396,191)			1,396,191
TOTAL INVESTMENTS - 100.8% (Cost $67,863,955)			$81,368,860
Liabilities in Excess of Other Assets - (0.8)%			(655,095)
TOTAL NET ASSETS - 100.0%			$80,713,765

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
EUR - Euro
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $289,443.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

2

Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.7%
General Dynamics Corp.	6,500	$1,895,790
Huntington Ingalls Industries, Inc.	18,500	4,467,010
		6,362,800
Air Freight & Logistics - 2.0%
FedEx Corp.	32,100	7,296,651
Automobile Components - 3.2%
Aptiv PLC(a)	61,300	4,181,886
Magna International, Inc.	197,800	7,637,058
		11,818,944
Automobiles - 2.8%
General Motors Co.	208,000	10,235,680
Banks - 13.0%
Bank of America Corp.	118,000	5,583,760
Citigroup, Inc.	163,888	13,950,146
Citizens Financial Group, Inc.	126,300	5,651,925
Truist Financial Corp.	90,600	3,894,894
US Bancorp	164,740	7,454,485
Wells Fargo & Co.	143,363	11,486,244
		48,021,454
Beverages - 0.5%
Constellation Brands, Inc. - Class A	11,300	1,838,284
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	3,000	2,123,250
State Street Corp.	75,200	7,996,768
		10,120,018
Chemicals - 2.6%
Olin Corp.	202,800	4,074,252
PPG Industries, Inc.	49,100	5,585,125
		9,659,377
Communications Equipment - 8.0%
F5, Inc.(a)	62,800	18,483,296
Telefonaktiebolaget LM Ericsson - ADR	1,323,500	11,223,280
		29,706,576
Consumer Finance - 0.9%
Capital One Financial Corp.	16,400	3,489,264
Electric Utilities - 1.6%
PPL Corp.	171,700	5,818,913
Electronic Equipment, Instruments & Components - 1.9%
Corning, Inc.	39,400	2,072,046
TE Connectivity PLC	28,770	4,852,636
		6,924,682
Energy Equipment & Services - 4.4%
Baker Hughes Co.	121,800	4,669,812
NOV, Inc.	532,500	6,618,975
Schlumberger NV	146,500	4,951,700
		16,240,487
Entertainment - 1.1%
Warner Bros Discovery, Inc.(a)	353,200	4,047,672

	Shares	Value
Financial Services - 3.8%
Corebridge Financial, Inc.	117,600	$4,174,800
Euronet Worldwide, Inc.(a)	35,600	3,609,128
Fidelity National Information Services, Inc.	78,800	6,415,108
		14,199,036
Food Products - 2.7%
Conagra Brands, Inc.	90,000	1,842,300
General Mills, Inc.	32,400	1,678,644
Kraft Heinz Co.	243,600	6,289,752
		9,810,696
Ground Transportation - 1.2%
Norfolk Southern Corp.	16,800	4,300,296
Health Care Equipment & Supplies - 5.1%
GE HealthCare Technologies, Inc.	103,462	7,663,430
Medtronic PLC	93,500	8,150,395
Zimmer Biomet Holdings, Inc.	33,500	3,055,535
		18,869,360
Health Care Providers & Services - 8.8%
Cigna Group	10,900	3,603,322
CVS Health Corp.	86,030	5,934,349
Elevance Health, Inc.	21,800	8,479,328
HCA Healthcare, Inc.	14,900	5,708,190
Humana, Inc.	20,500	5,011,840
UnitedHealth Group, Inc.	12,100	3,774,837
		32,511,866
Insurance - 4.3%
American International Group, Inc.	124,900	10,690,191
Hartford Insurance Group, Inc.	41,400	5,252,418
		15,942,609
Interactive Media & Services - 1.7%
Alphabet, Inc. - Class A	34,880	6,146,903
IT Services - 1.0%
Amdocs Ltd.	40,000	3,649,600
Machinery - 5.8%
CNH Industrial NV	317,900	4,119,984
Cummins, Inc.	24,900	8,154,750
PACCAR, Inc.	49,950	4,748,247
Stanley Black & Decker, Inc.	66,300	4,491,825
		21,514,806
Media - 6.6%
Comcast Corp. - Class A	313,500	11,188,815
Omnicom Group, Inc.	76,200	5,481,828
Paramount Global - Class B(b)	190,400	2,456,160
WPP PLC - ADR	148,500	5,198,985
		24,325,788
Multi-Utilities - 2.5%
Dominion Energy, Inc.	166,600	9,416,232
Oil, Gas & Consumable Fuels - 6.9%
APA Corp.	459,200	8,398,768
ConocoPhillips	34,960	3,137,310
Murphy Oil Corp.	66,670	1,500,075
Ovintiv, Inc.	164,680	6,266,074
Shell PLC - ADR	86,072	6,060,330
		25,362,557

The accompanying notes are an integral part of these financial statements.

3

Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
June 30, 2025 (Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Personal Care Products - 1.0%
Unilever PLC - ADR		58,900	$3,602,913
Pharmaceuticals - 1.6%
GSK PLC - ADR		112,540	4,321,536
Sanofi SA - ADR		32,300	1,560,413
			5,881,949
TOTAL COMMON STOCKS (Cost $309,937,783)			367,115,413
SHORT-TERM INVESTMENTS - 1.0%
Investments Purchased with Proceeds from Securities Lending - 0.5%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(c)		1,827,840	1,827,840
		Par
Time Deposits - 0.5%
Citigroup, Inc., 0.86%, 07/01/2025(d)	EUR	17	20
Skandinaviska Enskilda Banken, 3.68%, 07/01/2025(d)		1,942,026	1,942,026
			1,942,046
TOTAL SHORT-TERM INVESTMENTS (Cost $3,769,882)			3,769,886
TOTAL INVESTMENTS - 100.4% (Cost $313,707,665)			$370,885,299
Liabilities in Excess of Other Assets - (0.4)%			(1,404,281)
TOTAL NET ASSETS - 100.0%			$369,481,018

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
EUR - Euro
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $1,789,284.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

4

Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 94.4%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	23,800	$5,746,748
Air Freight & Logistics - 0.5%
FedEx Corp.	8,500	1,932,135
Automobile Components - 8.9%
Adient PLC(a)	542,800	10,562,888
Aptiv PLC(a)	58,900	4,018,158
BorgWarner, Inc.	111,300	3,726,324
Goodyear Tire & Rubber Co.(a)	190,100	1,971,337
Lear Corp.	39,700	3,770,706
Magna International, Inc.	253,500	9,787,635
		33,837,048
Banks - 10.7%
Citizens Financial Group, Inc.	296,600	13,272,850
Comerica, Inc.	65,200	3,889,180
First Citizens BancShares, Inc./NC - Class A	1,087	2,126,683
First Horizon Corp.	188,100	3,987,720
KeyCorp	127,800	2,226,276
Popular, Inc.	137,100	15,109,791
		40,612,500
Capital Markets - 3.8%
Northern Trust Corp.	33,000	4,184,070
State Street Corp.	96,400	10,251,176
		14,435,246
Chemicals - 2.6%
Huntsman Corp.	182,800	1,904,776
Olin Corp.	400,900	8,054,081
		9,958,857
Commercial Services & Supplies - 1.6%
Brink's Co.	68,100	6,080,649
Communications Equipment - 7.9%
F5, Inc.(a)	51,700	15,216,344
Telefonaktiebolaget LM Ericsson - ADR	1,756,800	14,897,664
		30,114,008
Construction & Engineering - 3.5%
Fluor Corp.(a)	257,600	13,207,152
Consumer Finance - 2.7%
Ally Financial, Inc.	184,700	7,194,065
SLM Corp.	97,400	3,193,746
		10,387,811
Electric Utilities - 1.6%
NRG Energy, Inc.	17,600	2,826,208
PPL Corp.	94,500	3,202,605
		6,028,813
Electronic Equipment, Instruments & Components - 1.2%
Avnet, Inc.	85,500	4,538,340
Energy Equipment & Services - 1.7%
Expro Group Holdings NV(a)	115,883	995,435
Halliburton Co.	85,100	1,734,338
NOV, Inc.	283,500	3,523,905
		6,253,678

	Shares	Value
Entertainment - 1.8%
Warner Bros Discovery, Inc.(a)	604,600	$6,928,716
Financial Services - 0.4%
Euronet Worldwide, Inc.(a)	16,100	1,632,218
Food Products - 1.3%
Conagra Brands, Inc.	93,000	1,903,710
Kraft Heinz Co.	111,200	2,871,184
		4,774,894
Ground Transportation - 1.4%
U-Haul Holding Co.	101,000	5,491,370
Health Care Equipment & Supplies - 2.3%
GE HealthCare Technologies, Inc.	66,200	4,903,434
Solventum Corp.(a)	51,100	3,875,424
		8,778,858
Health Care Providers & Services - 6.4%
Centene Corp.(a)	141,500	7,680,620
Humana, Inc.	31,400	7,676,672
Labcorp Holdings, Inc.	8,200	2,152,582
Universal Health Services, Inc. - Class B	36,900	6,684,435
		24,194,309
Hotels, Restaurants & Leisure - 1.3%
Marriott Vacations Worldwide Corp.	68,000	4,917,080
Household Durables - 1.4%
Whirlpool Corp.	52,800	5,354,976
Insurance - 2.7%
American International Group, Inc.	119,200	10,202,328
Machinery - 3.8%
AGCO Corp.	22,800	2,352,048
CNH Industrial NV	519,800	6,736,608
Stanley Black & Decker, Inc.	76,800	5,203,200
		14,291,856
Media - 2.8%
Omnicom Group, Inc.	39,500	2,841,630
Paramount Global - Class B(b)	236,800	3,054,720
WPP PLC - ADR	131,900	4,617,819
		10,514,169
Multi-Utilities - 1.9%
Dominion Energy, Inc.	124,800	7,053,696
Oil, Gas & Consumable Fuels - 11.0%
APA Corp.	758,766	13,877,830
Baytex Energy Corp.(b)	1,949,800	3,490,142
California Resources Corp.	81,500	3,722,105
Crescent Energy Co. - Class A	570,787	4,908,768
Kosmos Energy Ltd.(a)	4,795,120	8,247,607
Murphy Oil Corp.	76,900	1,730,250
Ovintiv, Inc.	155,300	5,909,165
		41,885,867
Personal Care Products - 1.0%
Herbalife Ltd.(a)	422,600	3,642,812

The accompanying notes are an integral part of these financial statements.

5

Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC(a)	29,600	$3,141,152
Professional Services - 1.0%
ManpowerGroup, Inc.	89,700	3,623,880
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.(a)	7,800	1,995,084
Software - 0.7%
Workday, Inc. - Class A(a)	11,400	2,736,000
Specialty Retail - 1.9%
Lithia Motors, Inc.	13,000	4,391,660
ODP Corp.(a)	145,645	2,640,544
		7,032,204
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.(a)	98,800	1,748,760
Trading Companies & Distributors - 1.3%
WESCO International, Inc.	27,500	5,093,000
TOTAL COMMON STOCKS (Cost $358,205,109)		358,166,214
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.4%
Hotel & Resort REITs - 0.4%
Pebblebrook Hotel Trust	161,600	1,614,384
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,124,935)		1,614,384
SHORT-TERM INVESTMENTS - 6.4%
Investments Purchased with Proceeds from Securities Lending - 1.2%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(c)	4,424,397	4,424,397

		Par	Value
Time Deposits - 5.2%
Brown Brothers Harriman and Co., 0.86%, 07/01/2025(d)	EUR	0(e)	$0(e)
Royal Bank of Canada, 3.68%, 07/01/2025(d)		19,676,897	19,676,897
			19,676,897
TOTAL SHORT-TERM INVESTMENTS (Cost $24,101,295)			24,101,294
TOTAL INVESTMENTS - 101.2% (Cost $384,431,339)			$383,881,892
Liabilities in Excess of Other Assets - (1.2)%			(4,725,000)
TOTAL NET ASSETS - 100.0%			$379,156,892

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a codingat all four of these levels.
ADR - American Depositary Receipt
EUR - Euro
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $4,330,407.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(e)	Rounds to zero.
The accompanying notes are an integral part of these financial statements.

6

HOTCHKIS & WILEY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 97.3%
Automobile Components - 4.0%
Adient PLC(a)	672,800	$13,092,688
Lear Corp.	176,600	16,773,468
		29,866,156
Banks - 10.5%
Associated Banc-Corp.	335,700	8,187,723
Bank of NT Butterfield & Son Ltd.	378,100	16,742,268
First Hawaiian, Inc.	973,400	24,296,064
Popular, Inc.	219,800	24,224,158
Synovus Financial Corp.	63,300	3,275,775
WaFd, Inc.	40,098	1,174,069
		77,900,057
Capital Markets - 3.0%
Evercore, Inc. - Class A	11,300	3,051,226
Perella Weinberg Partners	60,200	1,169,084
Stifel Financial Corp.	174,100	18,068,098
		22,288,408
Chemicals - 5.5%
Ecovyst, Inc.(a)	2,764,700	22,753,481
Olin Corp.	912,700	18,336,143
		41,089,624
Commercial Services & Supplies - 1.6%
Brink’s Co.	91,600	8,178,964
MillerKnoll, Inc.	82,000	1,592,440
Quad/Graphics, Inc.	408,500	2,308,025
		12,079,429
Communications Equipment - 9.2%
F5, Inc.(a)	233,300	68,664,856
Construction & Engineering - 3.1%
Fluor Corp.(a)	447,500	22,943,325
Consumer Finance - 2.5%
SLM Corp.	575,000	18,854,250
Electric Utilities - 1.9%
OGE Energy Corp.	324,400	14,396,872
Electronic Equipment, Instruments & Components - 4.3%
Arrow Electronics, Inc.(a)	17,800	2,268,254
Avnet, Inc.	555,300	29,475,324
		31,743,578
Energy Equipment & Services - 4.8%
Expro Group Holdings NV(a)	357,982	3,075,065
NOV, Inc.	2,486,800	30,910,924
Weatherford International PLC	36,900	1,856,439
		35,842,428
Financial Services - 2.7%
Euronet Worldwide, Inc.(a)	39,200	3,974,096
WEX, Inc.(a)	111,500	16,378,235
		20,352,331
Gas Utilities - 0.7%
MDU Resources Group, Inc.	307,000	5,117,690
Ground Transportation - 3.3%
U-Haul Holding Co.	457,100	24,852,527

	Shares	Value
Health Care Equipment & Supplies - 4.0%
LivaNova PLC(a)	315,100	$14,185,802
Solventum Corp.(a)	200,500	15,205,920
		29,391,722
Hotels, Restaurants & Leisure - 3.1%
International Game Technology PLC	238,000	3,762,780
Marriott Vacations Worldwide Corp.	262,300	18,966,913
		22,729,693
Insurance - 2.8%
Enstar Group Ltd.(a)	6,619	2,226,367
Global Indemnity Group LLC - Class A	316,036	9,910,889
Horace Mann Educators Corp.	208,500	8,959,245
		21,096,501
IT Services - 1.2%
ASGN, Inc.(a)	182,300	9,102,239
Machinery - 5.3%
Atmus Filtration Technologies, Inc.	132,000	4,807,440
Greenbrier Cos., Inc.	73,650	3,391,583
Miller Industries, Inc./TN	122,300	5,437,458
Stanley Black & Decker, Inc.	69,600	4,715,400
Timken Co.	286,300	20,771,065
		39,122,946
Media - 4.7%
National CineMedia, Inc.	1,402,700	6,796,082
Stagwell, Inc.(a)	6,237,247	28,067,611
		34,863,693
Multi-Utilities - 1.7%
Avista Corp.	226,600	8,599,470
Black Hills Corp.	71,800	4,027,980
		12,627,450
Oil, Gas & Consumable Fuels - 5.5%
APA Corp.	515,308	9,424,983
Baytex Energy Corp.(b)	1,739,786	3,114,217
Berry Corp.	681,500	1,887,755
Crescent Energy Co. - Class A	155,400	1,336,440
Kosmos Energy Ltd.(a)	2,782,900	4,786,588
Murphy Oil Corp.	584,900	13,160,250
NextDecade Corp.(a)	330,500	2,944,755
Ovintiv, Inc.	103,200	3,926,760
		40,581,748
Personal Care Products - 0.0%(c)
Herbalife Ltd.(a)	900	7,758
Pharmaceuticals - 0.4%
SIGA Technologies, Inc.	419,600	2,735,792
Professional Services - 1.3%
Hudson Global, Inc.(a)	134,360	1,143,404
ManpowerGroup, Inc.	202,700	8,189,080
		9,332,484
Real Estate Management & Development - 4.1%
Jones Lang LaSalle, Inc.(a)	111,200	28,442,736
RMR Group, Inc. - Class A	119,100	1,947,285
		30,390,021

The accompanying notes are an integral part of these financial statements.

7

HOTCHKIS & WILEY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 4.5%
Lithia Motors, Inc.	51,700	$17,465,294
ODP Corp.(a)	362,480	6,571,762
Sonic Automotive, Inc. - Class A	120,900	9,663,537
		33,700,593
Trading Companies & Distributors - 1.6%
Rush Enterprises, Inc. - Class A	169,400	8,725,794
WESCO International, Inc.	17,600	3,259,520
		11,985,314
TOTAL COMMON STOCKS (Cost $695,783,669)		723,659,485
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Real Estate Management & Development - 0.3%
Seritage Growth Properties - Class A(a)	794,210	2,446,167
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,557,996)		2,446,167
SHORT-TERM INVESTMENTS - 2.9%
Investments Purchased with Proceeds from Securities Lending - 0.3%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(d)	2,229,135	2,229,135

		Par
Time Deposits - 2.6%
Brown Brothers Harriman and Co., 3.17%, 07/01/2025(e)	GBP	0(f)	0(f)
Skandinaviska Enskilda Banken, 3.68%, 07/01/2025(e)		19,006,361	19,006,362
			19,006,362
TOTAL SHORT-TERM INVESTMENTS (Cost $21,235,497)			21,235,497
TOTAL INVESTMENTS - 100.5% (Cost $724,577,162)			$747,341,149
Liabilities in Excess of Other Assets - (0.5)%			(3,750,938)
TOTAL NET ASSETS - 100.0%			$743,590,211

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
LLC - Limited Liability Company
GBP - British Pound
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $2,106,788.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(f)	Rounds to zero.
The accompanying notes are an integral part of these financial statements.

8

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 94.9%
Aerospace & Defense - 0.3%
AerSale Corp.(a)	191,600	$1,151,516
National Presto Industries, Inc.	8,014	785,051
		1,936,567
Automobile Components - 2.3%
Adient PLC(a)	152,905	2,975,531
Fox Factory Holding Corp.(a)	77,700	2,015,538
Gentex Corp.	136,900	3,010,431
Goodyear Tire & Rubber Co.(a)	139,200	1,443,504
Lear Corp.	31,600	3,001,368
Phinia, Inc.	34,000	1,512,660
Visteon Corp.(a)	27,300	2,547,090
		16,506,122
Automobiles - 0.7%
Harley-Davidson, Inc.	113,200	2,671,520
Thor Industries, Inc.	30,000	2,664,300
		5,335,820
Banks - 22.1%
1st Source Corp.	48,166	2,989,664
Amerant Bancorp, Inc.	110,900	2,021,707
Arrow Financial Corp.	30,200	797,884
Associated Banc-Corp.	118,900	2,899,971
Banc of California, Inc.	218,918	3,075,798
Bank of Marin Bancorp	33,600	767,424
BankUnited, Inc.	80,380	2,860,724
BayCom Corp.	36,300	1,005,873
Berkshire Hills Bancorp, Inc.	81,300	2,035,752
Bridgewater Bancshares, Inc.(a)	74,590	1,186,727
Brookline Bancorp, Inc.	270,099	2,849,544
Burke & Herbert Financial Services Corp.	26,200	1,564,926
California BanCorp(a)	53,200	838,432
Camden National Corp.	36,816	1,493,993
Capital Bancorp, Inc.	26,700	896,586
Capitol Federal Financial, Inc.	467,600	2,852,360
Carter Bankshares, Inc.(a)	53,100	920,754
Cathay General Bancorp	36,032	1,640,537
Central Pacific Financial Corp.	79,480	2,227,824
Civista Bancshares, Inc.	39,000	904,800
CNB Financial Corp./PA	65,500	1,497,330
Columbia Banking System, Inc.	90,100	2,106,538
Community Trust Bancorp, Inc.	27,610	1,461,121
ConnectOne Bancorp, Inc.	136,034	3,150,551
Dime Community Bancshares, Inc.	50,600	1,363,164
Eagle Bancorp, Inc.	130,130	2,534,932
Enterprise Financial Services Corp.	41,500	2,286,650
Farmers National Banc Corp.	39,271	541,547
Financial Institutions, Inc.	90,761	2,330,743
First Busey Corp.	133,151	3,047,161
First Financial Corp.	32,763	1,775,427
First Foundation, Inc.(a)	407,397	2,077,725
First Hawaiian, Inc.	117,640	2,936,294
First Internet Bancorp	34,289	922,374
First Interstate BancSystem, Inc. - Class A	84,400	2,432,408
First Merchants Corp.	22,302	854,167
First Mid Bancshares, Inc.	24,100	903,509
Five Star Bancorp	12,200	348,188
Flagstar Financial, Inc.	237,000	2,512,200
Flushing Financial Corp.	224,718	2,669,650

	Shares	Value
Great Southern Bancorp, Inc.	27,110	$1,593,526
Hanmi Financial Corp.	117,527	2,900,566
Heritage Commerce Corp.	296,500	2,944,245
Heritage Financial Corp./WA	59,700	1,423,248
Hilltop Holdings, Inc.	92,100	2,795,235
Hingham Institution For Savings The(b)	7,900	1,961,965
Home Bancorp, Inc.	19,700	1,020,066
HomeStreet, Inc.(a)	52,600	687,482
Hope Bancorp, Inc.	265,133	2,844,877
Horizon Bancorp, Inc./IN	137,600	2,116,288
Independent Bank Corp.	35,900	2,257,572
Kearny Financial Corp./MD	320,000	2,067,200
Live Oak Bancshares, Inc.	74,700	2,226,060
Mercantile Bank Corp.	34,000	1,577,940
Mid Penn Bancorp, Inc.	28,800	812,160
Midland States Bancorp, Inc.	78,400	1,357,888
MidWestOne Financial Group, Inc.	48,294	1,389,418
NB Bancorp, Inc.(a)	120,900	2,159,274
NBT Bancorp, Inc.	17,472	725,962
Northeast Bank	6,200	551,738
Northfield Bancorp, Inc.	204,507	2,347,740
Northrim BanCorp, Inc.	16,340	1,523,868
OceanFirst Financial Corp.	166,110	2,925,197
Origin Bancorp, Inc.	64,300	2,298,082
Pacific Premier Bancorp, Inc.	127,214	2,682,943
Peapack-Gladstone Financial Corp.	71,400	2,017,050
Peoples Financial Services Corp.	16,000	789,920
Preferred Bank/Los Angeles CA	32,740	2,833,483
Provident Financial Services, Inc.	162,472	2,848,134
RBB Bancorp	53,432	919,565
Shore Bancshares, Inc.	64,512	1,014,129
Sierra Bancorp	37,800	1,122,282
Simmons First National Corp. - Class A	147,100	2,789,016
South Plains Financial, Inc.	26,500	955,060
Southern Missouri Bancorp, Inc.	28,300	1,550,274
Tompkins Financial Corp.	28,420	1,782,787
Towne Bank/Portsmouth VA	27,400	936,532
TriCo Bancshares	57,000	2,307,930
TrustCo Bank Corp. NY	74,192	2,479,497
Univest Financial Corp.	77,470	2,327,199
Valley National Bancorp	246,700	2,203,031
Veritex Holdings, Inc.	124,000	3,236,400
WaFd, Inc.	100,834	2,952,420
Washington Trust Bancorp, Inc.	93,930	2,656,340
WesBanco, Inc.	93,648	2,962,086
		161,456,634
Beverages - 0.1%
MGP Ingredients, Inc.	22,400	671,328
Building Products - 2.1%
American Woodmark Corp.(a)	38,300	2,044,071
Apogee Enterprises, Inc.	43,600	1,770,160
Armstrong World Industries, Inc.	15,060	2,446,347
AZZ, Inc.	5,740	542,315
Insteel Industries, Inc.	43,000	1,600,030
Janus International Group, Inc.(a)	338,400	2,754,576
JELD-WEN Holding, Inc.(a)	376,800	1,477,056
Resideo Technologies, Inc.(a)	139,000	3,066,340
		15,700,895

The accompanying notes are an integral part of these financial statements.

9

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Capital Markets - 1.0%
Diamond Hill Investment Group, Inc.	10,900	$1,583,879
Federated Hermes, Inc.	66,260	2,936,643
Virtus Investment Partners, Inc.	16,500	2,993,100
		7,513,622
Chemicals - 1.9%
AdvanSix, Inc.	56,600	1,344,250
American Vanguard Corp.(a)	147,300	577,416
Cabot Corp.	19,500	1,462,500
Ecovyst, Inc.(a)	452,500	3,724,075
Huntsman Corp.	153,400	1,598,428
Ingevity Corp.(a)	39,100	1,684,819
Innospec, Inc.	15,600	1,311,804
Olin Corp.	120,400	2,418,836
		14,122,128
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	48,500	2,289,685
Brady Corp. - Class A	11,400	774,858
Brink’s Co.	29,200	2,607,268
Ennis, Inc.	41,500	752,810
Healthcare Services Group, Inc.(a)	201,000	3,021,030
Interface, Inc.	25,230	528,064
MillerKnoll, Inc.	156,000	3,029,520
Steelcase, Inc. - Class A	208,000	2,169,440
UniFirst Corp./MA	7,700	1,449,294
		16,621,969
Communications Equipment - 0.1%
Aviat Networks, Inc.(a)	39,200	942,760
Construction & Engineering - 1.0%
Fluor Corp.(a)	86,700	4,445,109
Tutor Perini Corp.(a)	66,051	3,089,866
		7,534,975
Construction Materials - 0.3%
Knife River Corp.(a)	22,800	1,861,392
Consumer Finance - 1.3%
Bread Financial Holdings, Inc.	56,190	3,209,573
Navient Corp.	209,060	2,947,746
SLM Corp.	95,190	3,121,280
		9,278,599
Consumer Staples Distribution & Retail - 0.3%
Andersons, Inc.	55,300	2,032,275
Containers & Packaging - 1.4%
Myers Industries, Inc.	176,800	2,561,832
Silgan Holdings, Inc.	40,100	2,172,618
Sonoco Products Co.	61,700	2,687,652
TriMas Corp.	88,800	2,540,568
		9,962,670
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc.(a)	4,540	577,624
Laureate Education, Inc.(a)	105,100	2,457,238
		3,034,862

	Shares	Value
Electric Utilities - 1.0%
Otter Tail Corp.	22,850	$1,761,506
Portland General Electric Co.	64,000	2,600,320
TXNM Energy, Inc.	51,440	2,897,101
		7,258,927
Electrical Equipment - 1.7%
Atkore, Inc.	36,100	2,546,855
NEXTracker, Inc. - Class A(a)	66,500	3,615,605
Sensata Technologies Holding PLC	103,800	3,125,418
Thermon Group Holdings, Inc.(a)	101,223	2,842,342
		12,130,220
Electronic Equipment, Instruments & Components - 4.8%
Arrow Electronics, Inc.(a)	19,200	2,446,656
Avnet, Inc.	41,770	2,217,152
Belden, Inc.	7,400	856,920
Crane NXT Co.	60,500	3,260,950
ePlus, Inc.(a)	32,100	2,314,410
IPG Photonics Corp.(a)	37,700	2,588,105
Itron, Inc.(a)	11,340	1,492,684
Kimball Electronics, Inc.(a)	99,200	1,907,616
Methode Electronics, Inc.	343,200	3,263,832
OSI Systems, Inc.(a)	8,300	1,866,338
PC Connection, Inc.	13,100	861,718
Plexus Corp.(a)	16,223	2,195,134
Sanmina Corp.(a)	15,145	1,481,635
ScanSource, Inc.(a)	88,400	3,696,004
Vishay Intertechnology, Inc.	177,026	2,811,173
Vontier Corp.	44,100	1,627,290
		34,887,617
Energy Equipment & Services - 3.3%
Cactus, Inc. - Class A	35,400	1,547,688
Core Laboratories, Inc.	102,600	1,181,952
Expro Group Holdings NV(a)	302,503	2,598,501
Innovex International, Inc.(a)	171,400	2,677,268
Liberty Energy, Inc.	169,750	1,948,730
National Energy Services Reunited Corp.(a)(b)	270,900	1,630,818
NOV, Inc.	221,400	2,752,002
Oil States International, Inc.(a)	322,400	1,728,064
ProFrac Holding Corp. - Class A(a)(b)	240,000	1,862,400
ProPetro Holding Corp.(a)	395,000	2,358,150
RPC, Inc.	395,800	1,872,134
Select Water Solutions, Inc.	236,600	2,044,224
		24,201,931
Financial Services - 3.9%
Cass Information Systems, Inc.	39,700	1,724,965
Enact Holdings, Inc.	75,600	2,808,540
Essent Group Ltd.	44,970	2,731,028
Euronet Worldwide, Inc.(a)	27,800	2,818,364
International Money Express, Inc.(a)	147,400	1,487,266
Merchants Bancorp/IN	79,500	2,629,065
MGIC Investment Corp.	75,030	2,088,835
NMI Holdings, Inc. - Class A(a)	79,070	3,335,964
Radian Group, Inc.	84,400	3,040,088
Western Union Co.	269,100	2,265,822
WEX, Inc.(a)	22,800	3,349,092
		28,279,029

The accompanying notes are an integral part of these financial statements.

10

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food Products - 0.6%
Hain Celestial Group, Inc.(a)	169,164	$257,129
John B Sanfilippo & Son, Inc.	33,000	2,086,920
WK Kellogg Co.(b)	139,400	2,222,036
		4,566,085
Gas Utilities - 1.5%
MDU Resources Group, Inc.	168,100	2,802,227
Northwest Natural Holding Co.	61,800	2,454,696
Southwest Gas Holdings, Inc.	39,300	2,923,527
Spire, Inc.	35,873	2,618,370
		10,798,820
Ground Transportation - 0.5%
Heartland Express, Inc.	148,200	1,280,448
Marten Transport Ltd.	56,000	727,440
Schneider National, Inc. - Class B	59,300	1,432,095
		3,439,983
Health Care Equipment & Supplies - 1.2%
Envista Holdings Corp.(a)	78,600	1,535,844
Inmode Ltd.(a)	187,800	2,711,832
LivaNova PLC(a)	71,400	3,214,428
Utah Medical Products, Inc.	25,900	1,474,228
		8,936,332
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc.(a)	121,600	2,759,104
Astrana Health, Inc.(a)	66,300	1,649,544
Concentra Group Holdings Parent, Inc.	98,831	2,032,954
National Research Corp.	62,900	1,056,720
Select Medical Holdings Corp.	111,100	1,686,498
		9,184,820
Hotels, Restaurants & Leisure - 3.8%
Accel Entertainment, Inc.(a)	178,000	2,095,060
Bloomin’ Brands, Inc.	311,005	2,677,753
Dave & Buster’s Entertainment, Inc.(a)	31,600	950,528
Denny’s Corp.(a)	533,500	2,187,350
El Pollo Loco Holdings, Inc.(a)	138,500	1,524,885
Hilton Grand Vacations, Inc.(a)	82,300	3,417,919
International Game Technology PLC	175,000	2,766,750
Marriott Vacations Worldwide Corp.	43,200	3,123,792
Monarch Casino & Resort, Inc.	26,600	2,299,304
Papa John’s International, Inc.	21,900	1,071,786
Travel + Leisure Co.	61,000	3,148,210
United Parks & Resorts, Inc.(a)	60,600	2,857,290
		28,120,627
Household Durables - 1.8%
Beazer Homes USA, Inc.(a)	26,500	592,805
Century Communities, Inc.	18,696	1,052,959
Green Brick Partners, Inc.(a)	20,520	1,290,298
Helen of Troy Ltd.(a)	65,500	1,858,890
KB Home	22,100	1,170,637
Legacy Housing Corp.(a)	65,000	1,472,900
Leggett & Platt, Inc.	189,300	1,688,556
LGI Homes, Inc.(a)	23,300	1,200,416
M/I Homes, Inc.(a)	10,913	1,223,565
Tri Pointe Homes, Inc.(a)	62,717	2,003,808
		13,554,834

	Shares	Value
Household Products - 0.4%
Central Garden & Pet Co.(a)	40,500	$1,424,790
Energizer Holdings, Inc.	58,700	1,183,392
		2,608,182
Insurance - 3.8%
Ambac Financial Group, Inc.(a)	181,200	1,286,520
Assured Guaranty Ltd.	15,130	1,317,823
CNO Financial Group, Inc.	66,086	2,549,598
Employers Holdings, Inc.	37,705	1,778,922
F&G Annuities & Life, Inc.	80,300	2,567,994
Hanover Insurance Group, Inc.	16,600	2,819,842
Horace Mann Educators Corp.	74,614	3,206,164
Kemper Corp.	45,700	2,949,478
Lincoln National Corp.	42,200	1,460,120
Mercury General Corp.	9,060	610,100
Selective Insurance Group, Inc.	22,200	1,923,630
Stewart Information Services Corp.	27,490	1,789,599
United Fire Group, Inc.	31,300	898,310
White Mountains Insurance Group Ltd.	1,500	2,693,580
		27,851,680
Interactive Media & Services - 0.6%
Shutterstock, Inc.(b)	154,800	2,935,008
ZoomInfo Technologies, Inc.(a)	179,100	1,812,492
		4,747,500
IT Services - 0.3%
ASGN, Inc.(a)	46,000	2,296,780
Leisure Products - 1.0%
Brunswick Corp./DE	50,800	2,806,192
Johnson Outdoors, Inc. - Class A	50,600	1,531,662
Polaris, Inc.	69,300	2,817,045
		7,154,899
Machinery - 5.4%
Albany International Corp. - Class A	42,600	2,987,538
Atmus Filtration Technologies, Inc.	60,890	2,217,614
Blue Bird Corp.(a)	46,000	1,985,360
Columbus McKinnon Corp./NY	96,400	1,472,028
Douglas Dynamics, Inc.	88,700	2,613,989
Gates Industrial Corp. PLC(a)	119,760	2,758,073
Greenbrier Cos., Inc.	60,189	2,771,703
Hillenbrand, Inc.	122,520	2,458,976
Kennametal, Inc.	69,700	1,600,312
L B Foster Co. - Class A(a)	43,500	951,345
Lindsay Corp.	16,000	2,308,000
Miller Industries, Inc./TN	28,530	1,268,444
Proto Labs, Inc.(a)	38,600	1,545,544
REV Group, Inc.	24,680	1,174,521
Tennant Co.	30,000	2,324,400
Timken Co.	41,900	3,039,845
Wabash National Corp.	276,482	2,939,004
Worthington Enterprises, Inc.	44,300	2,819,252
		39,235,948
Media - 0.7%
Emerald Holding, Inc.(b)	154,580	749,713
National CineMedia, Inc.	132,100	640,024
Stagwell, Inc.(a)	269,000	1,210,500
TEGNA, Inc.	137,667	2,307,299
		4,907,536

The accompanying notes are an integral part of these financial statements.

11

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metals & Mining - 0.1%
Constellium SE(a)	78,300	$1,041,390
Multi-Utilities - 1.2%
Avista Corp.	66,961	2,541,170
Black Hills Corp.	46,600	2,614,260
Northwestern Energy Group, Inc.	48,800	2,503,440
Unitil Corp.	23,000	1,199,450
		8,858,320
Oil, Gas & Consumable Fuels - 6.8%
Baytex Energy Corp.(b)	1,450,442	2,596,291
California Resources Corp.	35,690	1,629,962
Crescent Energy Co. - Class A	317,145	2,727,447
CVR Energy, Inc.	111,500	2,993,775
Delek US Holdings, Inc.	142,800	3,024,504
Excelerate Energy, Inc. - Class A	52,300	1,533,436
International Seaways, Inc.	45,700	1,667,136
Kosmos Energy Ltd.(a)	1,364,713	2,347,306
Murphy Oil Corp.	125,400	2,821,500
NextDecade Corp.(a)	366,450	3,265,070
Northern Oil & Gas, Inc.	93,260	2,643,921
Par Pacific Holdings, Inc.(a)	174,900	4,640,097
PBF Energy, Inc. - Class A	145,500	3,152,985
REX American Resources Corp.(a)	66,500	3,239,215
Talos Energy, Inc.(a)	360,900	3,060,432
VAALCO Energy, Inc.	758,200	2,737,102
Vital Energy, Inc.(a)	147,300	2,370,057
World Kinect Corp.	108,024	3,062,481
		49,512,717
Paper & Forest Products - 0.1%
Sylvamo Corp.	21,900	1,097,190
Passenger Airlines - 0.1%
Sun Country Airlines Holdings, Inc.(a)	71,600	841,300
Personal Care Products - 0.3%
Edgewell Personal Care Co.	51,300	1,200,933
Interparfums, Inc.	6,500	853,515
		2,054,448
Pharmaceuticals - 0.6%
Amphastar Pharmaceuticals, Inc.(a)	78,100	1,793,176
ANI Pharmaceuticals, Inc.(a)	20,800	1,357,200
SIGA Technologies, Inc.	218,800	1,426,576
		4,576,952
Professional Services - 3.2%
Forrester Research, Inc.(a)	48,100	476,190
Franklin Covey Co.(a)	22,700	518,014
Heidrick & Struggles International, Inc.	52,710	2,412,010
Huron Consulting Group, Inc.(a)	9,500	1,306,630
Insperity, Inc.	32,300	1,941,876
Kforce, Inc.	61,900	2,545,947
Korn Ferry	43,896	3,218,894
ManpowerGroup, Inc.	65,400	2,642,160
Maximus, Inc.	40,400	2,836,080
Resources Connection, Inc.	365,585	1,963,191
Science Applications International Corp.	11,200	1,261,232
TrueBlue, Inc.(a)	324,300	2,101,464
		23,223,688

	Shares	Value
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC(a)	330,730	$3,661,181
Douglas Elliman, Inc.(a)	434,900	1,008,968
Marcus & Millichap, Inc.	45,100	1,385,021
RMR Group, Inc. - Class A	82,900	1,355,415
		7,410,585
Semiconductors & Semiconductor Equipment - 0.6%
Diodes, Inc.(a)	37,249	1,970,100
Photronics, Inc.(a)	110,780	2,085,987
		4,056,087
Software - 0.3%
Adeia, Inc.	170,800	2,415,112
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	35,100	1,631,799
Asbury Automotive Group, Inc.(a)	5,654	1,348,705
Group 1 Automotive, Inc.	4,588	2,003,625
Haverty Furniture Cos., Inc.	122,500	2,492,875
MarineMax, Inc.(a)	65,300	1,641,642
OneWater Marine, Inc. - Class A(a)	135,900	1,819,701
PetMed Express, Inc.(a)	231,300	767,916
Signet Jewelers Ltd.	36,700	2,919,485
Sonic Automotive, Inc. - Class A	45,750	3,656,798
		18,282,546
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.	34,000	1,024,420
G-III Apparel Group Ltd.(a)	49,090	1,099,616
Oxford Industries, Inc.	51,200	2,060,800
PVH Corp.	21,600	1,481,760
Steven Madden Ltd.	65,300	1,565,894
		7,232,490
Trading Companies & Distributors - 1.6%
Global Industrial Co.	92,057	2,486,460
McGrath RentCorp	8,900	1,032,044
MSC Industrial Direct Co., Inc. - Class A	34,600	2,941,692
Rush Enterprises, Inc. - Class A	48,090	2,477,116
Titan Machinery, Inc.(a)	158,800	3,145,828
		12,083,140
Water Utilities - 0.3%
H2O America	48,200	2,504,954
TOTAL COMMON STOCKS (Cost $722,172,525)		693,865,287
REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.0%
Diversified REITs - 0.2%
American Assets Trust, Inc.	75,400	1,489,150
Hotel & Resort REITs - 1.1%
DiamondRock Hospitality Co.	292,700	2,242,082
Park Hotels & Resorts, Inc.(b)	291,900	2,986,137
Pebblebrook Hotel Trust	303,100	3,027,969
		8,256,188

The accompanying notes are an integral part of these financial statements.

12

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
Mortgage REITs - 0.9%
Apollo Commercial Real Estate Finance, Inc.	153,500	$1,485,880
Ares Commercial Real Estate Corp.(b)	296,600	1,414,782
BrightSpire Capital, Inc.	300,400	1,517,020
Claros Mortgage Trust, Inc.	290,300	827,355
Granite Point Mortgage Trust, Inc.	404,300	998,621
		6,243,658
Office REITs - 0.4%
Empire State Realty Trust, Inc. - Class A	381,300	3,084,717
Real Estate Management & Development - 0.2%
Seritage Growth Properties - Class A(a)	393,348	1,211,512
Retail REITs - 0.2%
Alexander’s, Inc.	6,500	1,464,580
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $29,975,926)		21,749,805
SHORT-TERM INVESTMENTS - 3.4%
Investments Purchased with Proceeds from Securities Lending - 1.3%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(c)	9,537,888	9,537,888
	Par
Time Deposits - 2.1%
Citigroup, Inc., 3.68%, 07/01/2025(d)	$15,392,037	15,392,037
TOTAL SHORT-TERM INVESTMENTS (Cost $24,929,926)		24,929,925
TOTAL INVESTMENTS - 101.3% (Cost $777,078,377)		$740,545,017
Liabilities in Excess of Other Assets - (1.3)%		(9,562,585)
TOTAL NET ASSETS - 100.0%		$730,982,432

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
AMBAC - American Municipal Bond Assurance Corporation
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $9,320,584.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

13

HOTCHKIS & WILEY GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 95.3%
Aerospace & Defense - 2.2%
Airbus SE	3,100	$648,524
Babcock International Group PLC	13,500	212,623
		861,147
Air Freight & Logistics - 1.1%
FedEx Corp.	1,970	447,801
Automobile Components - 0.6%
Magna International, Inc.	6,261	241,737
Automobiles - 3.0%
General Motors Co.	19,145	942,125
Mercedes-Benz Group AG	4,500	262,172
		1,204,297
Banks - 11.7%
Banca Monte dei Paschi di Siena SpA	50,600	429,168
BNP Paribas SA	6,756	606,026
Citigroup, Inc.	9,984	849,838
ING Groep NV	12,856	281,775
Lloyds Banking Group PLC	477,500	502,098
Popular, Inc.	4,160	458,474
Societe Generale SA	5,393	308,503
Truist Financial Corp.	7,200	309,528
US Bancorp	11,000	497,750
Wells Fargo & Co.	5,280	423,034
		4,666,194
Beverages - 2.3%
Heineken Holding NV	12,100	902,900
Capital Markets - 1.1%
State Street Corp.	4,300	457,262
Chemicals - 4.8%
Akzo Nobel NV	9,100	638,491
Nippon Sanso Holdings Corp.	17,600	666,011
PPG Industries, Inc.	5,200	591,500
		1,896,002
Communications Equipment - 8.4%
F5, Inc.(a)	6,700	1,971,944
Telefonaktiebolaget LM Ericsson - ADR	161,672	1,370,979
		3,342,923
Energy Equipment & Services - 3.0%
Baker Hughes Co.	10,300	394,902
NOV, Inc.	26,669	331,496
Schlumberger NV	14,000	473,200
		1,199,598
Entertainment - 0.8%
Warner Bros Discovery, Inc.(a)	26,500	303,690
Financial Services - 1.9%
Euronet Worldwide, Inc.(a)	3,600	364,968
Fidelity National Information Services, Inc.	4,800	390,768
		755,736
Food Products - 2.6%
JDE Peet’s NV	21,100	602,714
Kraft Heinz Co.	6,200	160,084
Mondelez International, Inc. - Class A	4,000	269,760
		1,032,558

	Shares	Value
Ground Transportation - 1.5%
U-Haul Holding Co.	11,315	$615,197
Health Care Equipment & Supplies - 4.9%
GE HealthCare Technologies, Inc.	13,318	986,464
Koninklijke Philips NV	15,448	370,944
Medtronic PLC	6,700	584,039
		1,941,447
Health Care Providers & Services - 6.2%
CVS Health Corp.	7,500	517,350
Elevance Health, Inc.	2,504	973,956
Humana, Inc.	2,300	562,304
UnitedHealth Group, Inc.	1,300	405,561
		2,459,171
Hotels, Restaurants & Leisure - 1.7%
Accor SA	13,100	686,553
Household Products - 2.0%
Henkel AG & Co. KGaA	10,900	790,528
Industrial Conglomerates - 1.9%
Siemens AG	2,900	744,891
Insurance - 3.3%
American International Group, Inc.	10,569	904,601
Hartford Insurance Group, Inc.	3,100	393,297
		1,297,898
Interactive Media & Services - 2.1%
Alphabet, Inc. - Class A	4,700	828,281
Machinery - 3.8%
CNH Industrial NV	31,800	412,128
Cummins, Inc.	2,170	710,675
PACCAR, Inc.	4,200	399,252
		1,522,055
Media - 6.0%
Comcast Corp. - Class A	28,300	1,010,027
Omnicom Group, Inc.	11,800	848,892
WPP PLC	77,600	546,379
		2,405,298
Multi-Utilities - 3.4%
Dominion Energy, Inc.	18,400	1,039,968
National Grid PLC	20,800	305,315
		1,345,283
Oil, Gas & Consumable Fuels - 4.0%
Kosmos Energy Ltd.(a)	72,300	124,356
Ovintiv, Inc.	18,200	692,510
Shell PLC - ADR	11,100	781,551
		1,598,417
Passenger Airlines - 1.6%
Qantas Airways Ltd.	87,500	618,150
Personal Care Products - 0.9%
Unilever PLC	5,700	347,849
Pharmaceuticals - 1.0%
GSK PLC - ADR	10,600	407,040

The accompanying notes are an integral part of these financial statements.

14

HOTCHKIS & WILEY GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Professional Services - 1.3%
Randstad NV		11,500	$531,542
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		2,200	498,278
Software - 4.8%
Microsoft Corp.		400	198,964
Workday, Inc. - Class A(a)		7,220	1,732,800
			1,931,764
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC - ADR		6,800	72,488
TOTAL COMMON STOCKS (Cost $31,099,794)			37,953,975
PREFERRED STOCKS - 0.8%
Automobiles - 0.8%
Bayerische Motoren Werke AG, 0.00%		3,800	315,575
TOTAL PREFERRED STOCKS (Cost $257,855)			315,575
		Par
SHORT-TERM INVESTMENTS - 2.5%
Time Deposits - 2.5%
Brown Brothers Harriman and Co., 3.17%, 07/01/2025(b)	GBP	0(c)	0(c)
Citigroup, Inc., 0.86%, 07/01/2025(b)	EUR	19	22
Skandinaviska Enskilda Banken, 3.68%, 07/01/2025(b)		1,009,374	1,009,374
TOTAL SHORT-TERM INVESTMENTS (Cost $1,009,394)			1,009,396
TOTAL INVESTMENTS - 98.6% (Cost $32,367,043)			$39,278,946
Other Assets in Excess of Liabilities - 1.4%			549,944
TOTAL NET ASSETS - 100.0%			$39,828,890

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
EUR - Euro
GBP - British Pound
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(c)	Rounds to zero.
The accompanying notes are an integral part of these financial statements.

15

HOTCHKIS & WILEY GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)
Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

	Value
United States	$23,120,272	58.0%
Netherlands	3,328,366	8.4
United Kingdom	3,175,343	8.0
France	2,249,606	5.6
Germany	2,113,166	5.3
Sweden	1,370,979	3.4
Japan	666,011	1.7
Australia	618,150	1.6
Taiwan	498,278	1.2
Puerto Rico	458,474	1.2
Italy	429,168	1.1
Canada	241,737	0.6
Cash and Other	1,559,340	3.9
	$39,828,890	100.0%

The accompanying notes are an integral part of these financial statements.

16

HOTCHKIS & WILEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 93.2%
Aerospace & Defense - 3.1%
Airbus SE	450	$94,141
Babcock International Group PLC	3,265	51,423
		145,564
Automobile Components - 1.7%
Magna International, Inc.	2,092	80,772
Automobiles - 0.8%
Mercedes-Benz Group AG	665	38,743
Banks - 19.1%
ABN AMRO Bank NV(a)	3,200	87,379
Banca Monte dei Paschi di Siena SpA	10,530	89,311
Banco Santander SA	8,670	71,795
Barclays PLC	22,582	104,346
BNP Paribas SA	1,474	132,221
ING Groep NV	5,342	117,085
Lloyds Banking Group PLC	130,000	136,697
NatWest Group PLC	6,584	46,239
Societe Generale SA	2,296	131,341
		916,414
Beverages - 6.0%
Arca Continental SAB de CV	6,700	70,983
Coca-Cola Europacific Partners PLC	535	49,605
Heineken Holding NV	2,237	166,925
		287,513
Chemicals - 8.2%
Akzo Nobel NV	2,350	164,885
Fuso Chemical Co. Ltd.	4,200	112,568
Nippon Sanso Holdings Corp.	3,100	117,309
		394,762
Communications Equipment - 4.6%
Nokia Oyj	4,315	22,389
Telefonaktiebolaget LM Ericsson - Class B	23,179	198,072
		220,461
Energy Equipment & Services - 0.9%
Subsea 7 SA	2,185	41,016
Food Products - 2.0%
JDE Peet’s NV	3,385	96,691
Health Care Equipment & Supplies - 2.2%
Koninklijke Philips NV	2,854	68,531
Medtronic PLC	440	38,355
		106,886
Hotels, Restaurants & Leisure - 4.2%
Accor SA	2,320	121,588
Lottomatica Group SpA	2,900	80,501
		202,089
Household Durables - 1.3%
Panasonic Holdings Corp.	5,900	63,126
Household Products - 4.0%
Henkel AG & Co. KGaA	2,610	189,292

	Shares	Value
Industrial Conglomerates - 6.7%
Siemens AG	850	$218,330
Smiths Group PLC	3,295	101,632
		319,962
Insurance - 1.8%
Tokio Marine Holdings, Inc.	1,000	42,381
Zurich Insurance Group AG	64	44,782
		87,163
IT Services - 1.1%
Capgemini SE	315	53,940
Machinery - 0.4%
CNH Industrial NV	1,568	20,321
Media - 4.5%
Havas NV	38,855	66,802
RTL Group SA	680	29,833
WPP PLC	16,745	117,901
		214,536
Metals & Mining - 0.5%
Glencore PLC	6,085	23,711
Multi-Utilities - 1.5%
National Grid PLC	4,985	73,173
Oil, Gas & Consumable Fuels - 8.6%
Baytex Energy Corp.	8,920	15,983
Cenovus Energy, Inc.	1,775	24,153
Kosmos Energy Ltd.(b)	15,788	27,155
Parkland Corp. (Acquired 1/30/2023, Cost $10,486)(c)	440	12,446
Shell PLC	4,437	155,826
Suncor Energy, Inc.	1,165	43,640
TotalEnergies SE	2,170	132,637
		411,840
Passenger Airlines - 2.5%
Qantas Airways Ltd.	16,800	118,685
Personal Care Products - 0.9%
Unilever PLC	713	43,512
Pharmaceuticals - 0.7%
GSK PLC	1,767	33,690
Professional Services - 2.1%
Randstad NV	2,155	99,606
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	385	87,199
Textiles, Apparel & Luxury Goods - 0.8%
Burberry Group PLC(b)	2,460	39,958
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	53,741	57,527
TOTAL COMMON STOCKS (Cost $3,506,464)		4,468,152

The accompanying notes are an integral part of these financial statements.

17

HOTCHKIS & WILEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
PREFERRED STOCKS - 0.9%
Automobiles - 0.9%
Bayerische Motoren Werke AG, 0.00%	511	$42,437
TOTAL PREFERRED STOCKS (Cost $35,839)		42,437
	Par
SHORT-TERM INVESTMENTS - 9.4%
Time Deposits - 9.4%
Royal Bank of Canada, 3.68%, 07/01/2025(d)	$452,235	452,235
TOTAL SHORT-TERM INVESTMENTS (Cost $452,235)		452,235
TOTAL INVESTMENTS - 103.5% (Cost $3,994,538)		$4,962,824
Liabilities in Excess of Other Assets - (3.5)%		(167,203)
TOTAL NET ASSETS - 100.0%		$4,795,621

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $87,379 or 1.8% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2025, the value of these securities total $12,446 or 0.3% of the Fund’s net assets.

(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

	Value
United Kingdom	$1,018,855	21.2%
Netherlands	867,904	18.1
France	665,868	13.9
Germany	488,802	10.2
Japan	335,384	7.0
Sweden	198,072	4.1
Canada	176,994	3.7
Italy	169,812	3.5
Australia	142,396	3.0
United States	119,521	2.5
Taiwan	87,199	1.8
Spain	71,795	1.5
Mexico	70,983	1.5
Switzerland	44,782	0.9
Luxembourg	29,833	0.6
Finland	22,389	0.5
Cash and Other	285,032	6.0
	$4,795,621	100.0%

The accompanying notes are an integral part of these financial statements.

18

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 1.2%
Babcock International Group PLC	1,520	$23,940
Electro Optic Systems Holdings Ltd.(a)	9,700	18,215
QinetiQ Group PLC	1,770	12,524
		54,679
Air Freight & Logistics - 0.5%
Cargojet, Inc.	130	9,053
Sankyu, Inc.	300	16,091
		25,144
Automobile Components - 2.2%
Exco Technologies Ltd.	1,770	9,007
Gestamp Automocion SA(b)	3,310	11,433
Linamar Corp.	210	9,993
Nifco, Inc./Japan	900	21,326
Opmobility	940	12,016
Shoei Co. Ltd.	2,000	24,149
Toyota Boshoku Corp.	1,100	14,996
		102,920
Automobiles - 0.4%
Trigano SA	100	17,475
Banks - 8.8%
Aozora Bank Ltd.	1,700	25,515
Awa Bank Ltd.	1,200	23,879
Banca Sistema SpA(a)(b)	6,077	12,454
Banco di Desio e della Brianza SpA	1,620	13,550
Bank of East Asia Ltd.	14,578	22,471
Basellandschaftliche Kantonalbank	9	10,373
Dah Sing Financial Holdings Ltd.	6,000	22,757
First Bank of Toyama Ltd.	3,300	22,607
Hachijuni Bank Ltd.	1,700	13,808
Hyakugo Bank Ltd.	2,800	13,396
Hyakujushi Bank Ltd.	900	26,103
Iyogin Holdings, Inc.	2,300	25,201
Norion Bank AB(a)	2,581	13,877
ProCredit Holding AG	700	7,772
Seven Bank Ltd.	7,700	14,055
Sparebank 1 Oestlandet	500	9,657
SpareBank 1 SMN	700	13,500
Sparebanken Norge	1,634	25,947
Suruga Bank Ltd.	1,600	14,890
Sydbank AS	200	14,835
TF Bank AB	200	7,434
TOMONY Holdings, Inc.	5,900	22,086
Unicaja Banco SA(b)	10,470	24,729
VersaBank	800	9,159
		410,055
Beverages - 0.7%
AG Barr PLC	1,220	11,530
C&C Group PLC	9,800	21,900
		33,430
Biotechnology - 0.8%
Basilea Pharmaceutica Ag Allschwil(a)	250	14,832
Pharma Foods International Co. Ltd.	3,700	21,366
		36,198

	Shares	Value
Building Products - 0.8%
Forbo Holding AG	15	$15,602
Sanko Metal Industrial Co. Ltd.	200	8,841
Schweiter Technologies AG	28	13,349
		37,792
Capital Markets - 2.6%
AGF Management Ltd. - Class B	1,100	10,679
Azimut Holding SpA	323	10,362
CMC Markets PLC(b)	2,600	8,993
Impax Asset Management Group PLC	4,000	10,180
Jupiter Fund Management PLC	8,740	11,997
Leonteq AG	500	12,130
Linc AB(a)	1,200	9,221
Liontrust Asset Management PLC	1,800	10,216
Man Group PLC/Jersey	5,750	13,358
Plus500 Ltd.	550	25,665
		122,801
Chemicals - 2.9%
Dai Nippon Toryo Co. Ltd.	1,200	9,898
Fuso Chemical Co. Ltd.	1,000	26,802
Hodogaya Chemical Co. Ltd.	2,200	22,173
JCU Corp.	1,000	22,978
MEC Co. Ltd.	1,300	24,305
Soken Chemical & Engineering Co. Ltd.	1,300	13,692
Tokuyama Corp.	800	16,717
		136,565
Commercial Services & Supplies - 1.4%
DO & CO AG(a)	64	13,672
ISS AS	530	14,793
Mitsubishi Pencil Co. Ltd.	800	11,302
Okamura Corp.	1,100	16,938
Prestige International, Inc.	2,000	8,370
		65,075
Communications Equipment - 0.2%
Evertz Technologies Ltd.	1,000	9,106
Construction & Engineering - 1.9%
Costain Group PLC	8,550	17,393
Fukuda Corp.	200	6,925
Hazama Ando Corp.	1,600	16,108
JGC Holdings Corp.	1,700	14,710
Mitsubishi Kakoki Kaisha Ltd.	700	9,755
Miyaji Engineering Group, Inc.	1,100	14,334
NRW Holdings Ltd.	4,800	9,448
		88,673
Construction Materials - 0.5%
Cementir Holding NV	800	13,981
Forterra PLC(b)	3,521	9,521
		23,502
Consumer Finance - 0.7%
Credit Corp. Group Ltd.	1,500	13,341
Hoist Finance AB(b)	1,000	8,818
International Personal Finance PLC	4,500	10,518
		32,677
Consumer Staples Distribution & Retail - 0.8%
Life Corp.	900	13,804
MARR SpA	2,220	25,387
		39,191

The accompanying notes are an integral part of these financial statements.

19

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Containers & Packaging - 1.3%
Fuji Seal International, Inc.	900	$17,390
Mayr Melnhof Karton AG	140	12,623
Orora Ltd.	13,900	17,318
Vetropack Holding AG	351	14,149
		61,480
Distributors - 0.9%
Inchcape PLC	2,400	23,913
MEKO AB	1,680	19,141
		43,054
Electric Utilities - 0.5%
Elmera Group ASA(b)	6,580	23,077
Electrical Equipment - 0.3%
Mersen SA	600	15,664
Electronic Equipment, Instruments & Components - 3.1%
Daitron Co. Ltd.	600	15,642
Enplas Corp.	500	15,214
ESPEC Corp.	800	17,153
Esprinet SpA	2,240	10,567
Horiba Ltd.	200	15,559
Optex Group Co. Ltd.	1,300	15,707
Renishaw PLC	200	7,857
Sesa SpA	280	28,460
Sun-Wa Technos Corp.	1,000	16,885
		143,044
Energy Equipment & Services - 2.6%
Aker Solutions ASA	4,250	14,667
CES Energy Solutions Corp.	3,030	14,752
Enerflex Ltd.	1,190	9,394
Mattr Corp.(a)	1,700	14,993
Pason Systems, Inc.	1,600	14,429
SBM Offshore NV	460	12,162
SBO AG	330	11,731
Subsea 7 SA	800	15,018
Technip Energies NV	340	14,305
		121,451
Financial Services - 4.5%
Australian Finance Group Ltd.	9,000	13,553
Banca IFIS SpA	880	23,561
BFF Bank SpA(a)(b)	2,300	25,252
Financial Partners Group Co. Ltd.	1,400	23,204
GRENKE AG	1,440	26,430
Kinnevik AB	2,750	24,367
OFX Group Ltd.(a)	17,500	8,650
OSB Group PLC	3,620	26,008
PayPoint PLC	1,430	16,626
Peugeot Invest SA	100	8,679
Worldline SA/France(a)(b)	3,750	15,856
		212,186
Food Products - 2.7%
Austevoll Seafood ASA	1,490	14,341
Ebro Foods SA	800	16,300
Elders Ltd.	2,800	11,619

	Shares	Value
Lassonde Industries, Inc. - Class A (Acquired 7/12/2022 - 5/13/2025, Cost $10,915)(c)	90	$13,787
NewPrinces SpA(a)	700	14,147
Origin Enterprises PLC	2,856	12,456
Premier Foods PLC	5,890	16,128
Riken Vitamin Co. Ltd.	1,400	26,561
		125,339
Gas Utilities - 0.5%
Italgas SpA	2,750	23,328
Ground Transportation - 1.2%
Jungfraubahn Holding AG	70	17,831
Lindsay Australia Ltd.	19,517	9,248
Maruzen Showa Unyu Co. Ltd.	300	14,593
Sakai Moving Service Co. Ltd.	900	16,585
		58,257
Health Care Equipment & Supplies - 3.0%
Advanced Medical Solutions Group PLC	5,100	15,185
El.En. SpA	1,280	16,773
Elekta AB - Class B	2,500	12,897
Japan Lifeline Co. Ltd.	1,400	14,503
Nakanishi, Inc.	1,700	22,338
Paramount Bed Holdings Co. Ltd.	1,400	24,913
Rion Co. Ltd.	1,300	23,416
Riverstone Holdings Ltd.	15,000	7,902
		137,927
Health Care Providers & Services - 2.0%
Charm Care Corp. KK	2,600	23,355
Medical Facilities Corp.	2,000	23,205
Oriola Oyj - Class B	9,200	11,362
Ship Healthcare Holdings, Inc.	1,600	21,535
Toho Holdings Co. Ltd.	400	12,926
		92,383
Health Care Technology - 0.7%
GENOVA, Inc.	3,200	16,012
Software Service, Inc.	200	18,267
		34,279
Hotels, Restaurants & Leisure - 1.6%
Airtrip Corp.	3,400	20,472
Fast Fitness Japan, Inc.	1,500	15,322
Flight Centre Travel Group Ltd.	1,000	8,207
International Game Technology PLC	500	7,905
Jumbo Interactive Ltd.	3,400	21,924
		73,830
Household Durables - 1.1%
Berkeley Group Holdings PLC	160	8,478
Kaufman & Broad SA	630	24,562
MJ Gleeson PLC	1,620	8,817
Persimmon PLC	500	8,895
		50,752
Insurance - 6.3%
Brookfield Wealth Solutions Ltd.	370	22,872
Coface SA	1,180	22,653
FBD Holdings PLC	667	10,934

The accompanying notes are an integral part of these financial statements.

20

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Generation Development Group Ltd.	6,000	$21,717
Grupo Catalana Occidente SA	410	23,786
Hiscox Ltd.	1,510	26,063
Just Group PLC	11,300	20,574
Lancashire Holdings Ltd.	2,900	22,889
Phoenix Financial Ltd.	620	17,945
Sabre Insurance Group PLC(b)	12,500	25,422
SCOR SE	730	24,245
Steadfast Group Ltd.	6,200	24,556
Vienna Insurance Group AG Wiener Versicherung Gruppe	460	23,688
Wuestenrot & Wuerttembergische AG	500	8,049
		295,393
IT Services - 3.1%
Argo Graphics, Inc.	400	14,567
Aubay	170	10,036
Computacenter PLC	350	11,536
Digital Hearts Holdings Co. Ltd.	1,700	11,787
GFT Technologies SE	510	15,015
Indra Sistemas SA	430	18,656
Itfor, Inc.	1,500	15,598
Mitsubishi Research Institute, Inc.	700	22,244
Pole To Win Holdings, Inc.	3,600	9,213
Wavestone	230	16,048
		144,700
Leisure Products - 1.4%
Furyu Corp.	3,500	24,559
Italian Sea Group SPA	3,200	21,726
Kawai Musical Instruments Manufacturing Co. Ltd.	700	12,588
Spin Master Corp.(b)	450	7,637
		66,510
Machinery - 8.2%
Aalberts NV	400	14,528
Airman Corp.	800	10,895
Bucher Industries AG	23	11,432
Danieli & C Officine Meccaniche SpA	250	7,545
Duerr AG	960	25,609
Iveco Group NV	540	10,634
Komax Holding AG(a)	110	13,439
Luxfer Holdings PLC	1,800	21,924
METAWATER Co. Ltd.	900	13,854
Morgan Advanced Materials PLC	4,800	14,495
NGK Insulators Ltd.	1,100	13,807
Norma Group SE	710	11,461
Obara Group, Inc.	900	22,383
Okamoto Machine Tool Works Ltd.	500	16,998
OKUMA Corp.	900	22,858
Pegasus Co. Ltd.	3,200	11,829
Rieter Holding AG	90	7,715
SFS Group AG	95	13,056
Stabilus SE	370	12,075
Stadler Rail AG	470	11,607
Takuma Co. Ltd.	1,000	14,193
Tocalo Co. Ltd.	2,000	26,352
Tsugami Corp.	1,100	14,153

	Shares	Value
VBG Group AB - Class B	500	$13,743
Vesuvius PLC	4,490	24,184
		380,769
Marine Transportation - 0.2%
Wallenius Wilhelmsen ASA	1,200	9,866
Media - 2.2%
4imprint Group PLC	200	10,040
Atresmedia Corp. de Medios de Comunicacion SA	3,400	20,709
Havas NV	8,300	14,270
IPSOS SA	200	10,743
ReWorld Media SA	4,800	9,632
RTL Group SA	230	10,091
Team Internet Group PLC	9,700	8,441
Vector, Inc.	2,200	16,641
		100,567
Metals & Mining - 0.6%
Alleima AB	1,700	13,431
Perenti Ltd.	14,700	15,702
		29,133
Multi-Utilities - 1.1%
ACEA SpA	980	23,692
Iren SpA	8,200	25,333
		49,025
Oil, Gas & Consumable Fuels - 3.3%
Ampol Ltd.	700	11,863
Baytex Energy Corp.	7,470	13,385
Birchcliff Energy Ltd.	2,400	13,165
Cardinal Energy Ltd. (Acquired 5/4/2021, Cost $6,301)(c)	2,540	12,572
EnQuest PLC	70,500	12,261
Harbour Energy PLC	5,440	14,583
Kosmos Energy Ltd.(a)	5,830	10,027
NuVista Energy Ltd. (Acquired 5/26/2023, Cost $9,213)(a)(c)	1,110	12,211
Pantheon Resources PLC(a)	27,218	8,734
Parkland Corp. (Acquired 11/21/2024, Cost $9,731)(c)	400	11,315
Tamarack Valley Energy Ltd.	3,730	13,230
Tullow Oil PLC(a)	30,859	6,752
Vermilion Energy, Inc.	2,150	15,694
		155,792
Paper & Forest Products - 0.3%
Arctic Paper SA(a)	2,200	6,605
Western Forest Products, Inc.(a)	29,500	8,665
		15,270
Passenger Airlines - 0.9%
Air Canada(a)	1,640	25,375
easyJet PLC	2,100	15,369
		40,744
Personal Care Products - 0.2%
Shinnihonseiyaku Co. Ltd.	500	8,080
Pharmaceuticals - 0.6%
COSMO Pharmaceuticals NV	200	14,362
Dermapharm Holding SE	300	12,261
		26,623

The accompanying notes are an integral part of these financial statements.

21

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Professional Services - 4.5%
AFRY AB	780	$13,057
Altech Corp.	500	9,577
Bewith, Inc.	1,100	11,137
Career Design Center Co. Ltd.	700	9,119
Creek & River Co. Ltd.	1,200	12,516
EJ Holdings, Inc.	800	8,187
Gakujo Co. Ltd.	1,400	17,133
Hays PLC	13,160	12,866
Hito Communications Holdings, Inc.	1,700	12,034
McMillan Shakespeare Ltd.	1,300	13,295
Nisso Holdings Co. Ltd.	1,900	8,540
Pagegroup PLC	2,400	8,818
Pasona Group, Inc.	1,100	17,078
PeopleIN Ltd.(a)	17,000	8,217
SmartGroup Corp. Ltd.	2,700	13,104
SThree PLC	4,100	13,748
UT Group Co. Ltd.	800	13,669
Will Group, Inc.	1,500	9,712
		211,807
Semiconductors & Semiconductor Equipment - 4.3%
AIXTRON SE	900	16,555
Melexis NV	240	20,458
Optorun Co. Ltd.	2,200	24,878
RS Technologies Co. Ltd.	1,200	26,359
Shibaura Mechatronics Corp.	400	30,133
SUSS MicroTec SE	500	27,482
Tazmo Co. Ltd.	1,700	26,118
UMS Integration Ltd.	11,525	12,048
Yamaichi Electronics Co. Ltd.	900	16,656
		200,687
Software - 1.8%
Cresco Ltd.	1,300	15,645
F-Secure Oyj	4,500	10,156
Fukui Computer Holdings, Inc.	500	10,345
Justsystems Corp.	1,000	25,593
TeamViewer SE(a)(b)	1,800	20,314
		82,053
Specialty Retail - 2.6%
AutoCanada, Inc.(a)	650	10,463
Card Factory PLC	10,900	13,606
Douglas AG(a)	700	8,678
Eagers Automotive Ltd.	1,100	12,644
Halfords Group PLC	6,300	13,420
Shaver Shop Group Ltd.	10,100	8,875
Shimamura Co. Ltd.	200	14,033
Super Retail Group Ltd.	1,900	17,812
United Arrows Ltd.	600	8,898
Vertu Motors PLC	12,040	10,494
		118,923
Technology Hardware, Storage & Peripherals - 0.3%
MIMAKI ENGINEERING CO Ltd.	1,000	13,270

		Shares	Value
Textiles, Apparel & Luxury Goods - 0.6%
Dr Martens PLC		12,830	$13,217
HUGO BOSS AG		290	13,438
			26,655
Trading Companies & Distributors - 1.6%
Kamei Corp.		1,100	18,866
Wajax Corp.		1,500	25,126
Yamazen Corp.		1,600	13,895
Yuasa Trading Co. Ltd.		500	15,612
			73,499
TOTAL COMMON STOCKS (Cost $3,883,106)			4,500,700
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.3%
Diversified REITs - 0.5%
H&R Real Estate Investment Trust		3,100	24,313
Health Care REITs - 0.3%
Aedifica SA		180	14,045
Industrial REITs - 0.5%
Tritax Big Box REIT PLC		11,800	24,027
Retail REITs - 1.0%
Primaris Real Estate Investment Trust		2,100	22,700
SmartCentres Real Estate Investment Trust		1,220	22,926
			45,626
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $99,783)			108,011
		Par
SHORT-TERM INVESTMENTS - 1.2%
Time Deposits - 1.2%
Brown Brothers Harriman and Co., 0.46%, 07/01/2025(d)	SGD	0(e)	0(e)
Brown Brothers Harriman and Co., 0.02%, 07/01/2025(d)	HKD	0(e)	0(e)
Citigroup, Inc., 0.86%, 07/01/2025(d)	EUR	17	21
JPMorgan Chase and Company, 3.68%, 07/01/2025(d)		57,346	57,346
TOTAL SHORT-TERM INVESTMENTS (Cost $57,365)			57,367
TOTAL INVESTMENTS - 100.0% (Cost $4,040,254)			$4,666,078
Other Assets in Excess of Other Assets - (0.0)%(f)			(642)
TOTAL NET ASSETS - 100.0%			$4,665,436

The accompanying notes are an integral part of these financial statements.

22

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
June 30, 2025 (Continued)
Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ASA - Advanced Subscription Agreement
EUR - Euro
HKD - Hong Kong Dollar
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SGD - Singapore Dollar
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $193,506 or 4.1% of the Fund’s net assets.

(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2025, the value of these securities total $49,885 or 1.1% of the Fund’s net assets.

(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(e)	Rounds to zero.
(f)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

	Value
Japan	$1,656,274	35.5%
United Kingdom	633,806	13.6
Canada	409,206	8.8
Italy	292,771	6.3
Australia	279,308	6.1
Germany	205,139	4.4
France	201,914	4.3
Switzerland	155,515	3.3
Sweden	135,986	2.9
Spain	115,613	2.5
Norway	111,055	2.4
Austria	61,714	1.3
Ireland	59,652	1.3
Hong Kong	45,228	1.0
Israel	43,610	0.9
Denmark	43,609	0.9
Netherlands	40,960	0.9
Belgium	34,503	0.7
Finland	21,518	0.5
Singapore	19,950	0.4
United States	17,932	0.4
Luxembourg	10,091	0.2
Ghana	6,752	0.1
Poland	6,605	0.1
Cash and Other	56,725	1.2
	$4,665,436	100.0%

The accompanying notes are an integral part of these financial statements.

23

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 94.8%
Automobile Components - 0.7%
Aptiv PLC(a)	77,400	$5,280,228
Automobiles - 2.0%
General Motors Co.	298,250	14,676,883
Banks - 4.6%
Citigroup, Inc.	150,800	12,836,096
Citizens Financial Group, Inc.	92,000	4,117,000
Popular, Inc.	62,000	6,833,020
Wells Fargo & Co.	118,500	9,494,220
		33,280,336
Beverages - 1.1%
Constellation Brands, Inc. - Class A	21,800	3,546,424
Heineken NV - ADR(b)	99,600	4,352,520
		7,898,944
Broadline Retail - 0.0%(c)
Articore Group Ltd.(a)	1,991,054	260,857
Capital Markets - 3.5%
Bank of New York Mellon Corp.	87,800	7,999,458
Goldman Sachs Group, Inc.	14,800	10,474,700
State Street Corp.	66,900	7,114,146
		25,588,304
Chemicals - 5.6%
Ecovyst, Inc.(a)	2,010,800	16,548,884
Fuso Chemical Co. Ltd.	563,400	15,100,184
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $6,892,250)(d)(e)(f)	32,422	7,866,225
UTEX Industries, Inc. (Acquired 5/11/2021, Cost $757,278)(d)(f)	24,058	996,242
		40,511,535
Communications Equipment - 13.9%
F5, Inc.(a)	208,190	61,274,481
Telefonaktiebolaget LM Ericsson - ADR	4,689,200	39,764,416
		101,038,897
Construction & Engineering - 0.4%
Fluor Corp.(a)	61,700	3,163,359
Consumer Finance - 0.6%
SLM Corp.	139,813	4,584,468
Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc.	138,800	7,367,504
Energy Equipment & Services - 7.3%
Baker Hughes Co.	447,100	17,141,814
McDermott International Ltd.(a)	6,659	73,252
NOV, Inc.	765,800	9,518,894
Schlumberger NV	770,370	26,038,506
		52,772,466
Ground Transportation - 2.9%
U-Haul Holding Co.	385,200	20,943,324

	Shares	Value
Health Care Equipment & Supplies - 2.6%
GE HealthCare Technologies, Inc.	169,500	$12,554,865
Medtronic PLC	70,300	6,128,051
		18,682,916
Health Care Providers & Services - 4.3%
CVS Health Corp.	71,700	4,945,866
Elevance Health, Inc.	24,000	9,335,040
Humana, Inc.	29,700	7,261,056
UnitedHealth Group, Inc.	29,600	9,234,312
		30,776,274
Hotels, Restaurants & Leisure - 0.9%
Marriott Vacations Worldwide Corp.	86,800	6,276,508
Household Products - 1.6%
Henkel AG & Co. KGaA	159,900	11,596,827
Industrial Conglomerates - 4.2%
Siemens AG	68,900	17,697,581
Siemens AG - ADR	98,400	12,680,808
		30,378,389
Insurance - 0.5%
Global Indemnity Group LLC - Class A	102,500	3,214,400
Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A	52,600	9,269,698
Machinery - 0.5%
Cummins, Inc.	11,200	3,668,000
Media - 6.7%
Comcast Corp. - Class A	302,600	10,799,794
Havas NV	10,625,400	18,267,833
Stagwell, Inc.(a)	2,558,600	11,513,700
WPP PLC - ADR	235,400	8,241,354
		48,822,681
Metals & Mining - 0.0%(c)
Metals Recovery Holdings LLC (Acquired 7/24/2014 - 12/10/2019, Cost $6,965,758)(a)(d)(f)	7,042	4,225
Multi-Utilities - 4.6%
Dominion Energy, Inc.	593,200	33,527,664
Oil, Gas & Consumable Fuels - 5.7%
APA Corp.	598,000	10,937,420
ConocoPhillips	36,600	3,284,484
Kosmos Energy Ltd.(a)	788,800	1,356,736
Murphy Oil Corp.	235,100	5,289,750
Ovintiv, Inc.	262,900	10,003,345
Shell PLC - ADR	148,350	10,445,324
		41,317,059
Passenger Airlines - 2.3%
Qantas Airways Ltd.	2,359,620	16,669,713
Real Estate Management & Development - 2.6%
Jones Lang LaSalle, Inc.(a)	72,000	18,416,160

The accompanying notes are an integral part of these financial statements.

24

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc.	24,400	$3,007,300
Software - 11.0%
Microsoft Corp.	49,010	24,378,064
Workday, Inc. - Class A(a)	231,000	55,440,000
		79,818,064
Specialty Retail - 0.4%
Lithia Motors, Inc.	9,400	3,175,508
Tobacco - 1.6%
Philip Morris International, Inc.	64,000	11,656,320
TOTAL COMMON STOCKS (Cost $588,573,698)		687,644,811
EXCHANGE TRADED FUNDS - 1.8%
Investment Companies -1.8%
Vanguard Long-Term Treasury ETF	230,100	12,913,212
TOTAL EXCHANGE TRADED FUNDS (Cost $12,700,553)		12,913,212
PREFERRED STOCKS - 0.4%
Financial Services - 0.4%
Federal Home Loan Mortgage Corp.
Series K, Perpetual(a)	33,300	658,507
Series N, Perpetual(a)(g)	116,400	2,067,264
Series S, Perpetual(a)(g)	18,400	336,536
TOTAL PREFERRED STOCKS (Cost $268,508)		3,062,307
	Par
BANK LOANS - 0.4%
Chemicals - 0.2%
Iracore International, Inc., 13.45% (3 mo. SOFR US + 9.00%), 04/12/2026 (Acquired 4/13/2017, Cost $1,685,735)(d)(f)	$1,685,735	1,685,735
Energy Equipment & Services - 0.2%
Lealand Finance Co. BV First Lien
7.33% (1 mo. Term SOFR + 3.00%), 06/30/2027 (Acquired 6/30/2020, Cost $442,883)(f)	442,883	290,088
5.33% Cash and 3.00% PIK (1 mo. Term SOFR + 1.00%), 12/31/2027 (Acquired 6/30/2020 - 6/30/2025, Cost $1,533,598)(f)	1,504,432	789,827
		1,079,915
TOTAL BANK LOANS (Cost $3,662,216)		2,765,650

		Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%
Real Estate Management & Development - 0.1%
Seritage Growth Properties - Class A(a)		307,200	$946,176
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,374,890)			946,176
SHORT-TERM INVESTMENTS - 2.6%
Investments Purchased with Proceeds from Securities Lending - 0.3%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(h)		1,962,150	1,962,150
		Par
Time Deposits - 2.3%
Citigroup, Inc., 3.68%, 07/01/2025(i)		$16,558,537	16,558,537
Citigroup, Inc., 0.86%, 07/01/2025(i)	EUR	494	582
Citigroup, Inc., 3.17%, 07/01/2025(i)	GBP	1	1
			16,559,120
TOTAL SHORT-TERM INVESTMENTS (Cost $18,521,233)			18,521,270
TOTAL INVESTMENTS - 100.1% (Cost $625,101,098)			$725,853,426
Liabilities in Excess of Other Assets - (0.1)%			(728,755)
TOTAL NET ASSETS - 100.0%			$725,124,671

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
EUR - Euro
GBP - British Pound
LLC - Limited Liability Company
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

25

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $1,923,375.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,552,427 or 1.5% of net assets as of June 30, 2025.

(e)	Affiliated security as defined by the Investment Company Act of 1940. See Note 5.
(f)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2025, the value of these securities total $11,632,342 or 1.6% of the Fund’s net assets.

(g)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(i)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

26

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Par	Value
CORPORATE BONDS – 85.5%
Advertising - 0.7%
Stagwell Global LLC, 5.63%, 08/15/2029(a)	$5,291,000	$5,066,475
Aerospace & Defense - 1.5%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	2,980,000	3,068,977
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(a)	2,408,000	2,658,675
TransDigm, Inc., 7.13%, 12/01/2031(a)	5,673,000	5,950,796
		11,678,448
Auto Parts & Equipment - 3.0%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(a)	3,606,000	3,792,401
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	3,897,000	3,901,595
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	3,815,000	3,867,659
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031	2,743,000	2,631,860
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025(a)	1,596,000	1,557,983
Phinia, Inc., 6.63%, 10/15/2032(a)	3,808,000	3,870,064
ZF North America Capital, Inc., 6.88%, 04/23/2032(a)	4,288,000	3,966,533
		23,588,095
Automakers - 0.2%
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	1,709,000	1,804,416
Banking - 2.6%
BNP Paribas SA, 7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual(a)	5,756,000	5,804,926
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual(a)	4,522,000	4,660,165
Rocket Cos., Inc., 6.38%, 08/01/2033(a)	3,762,000	3,853,983
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	2,226,000	2,260,564
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	3,489,000	3,387,069
		19,966,707
Brokerage - 0.5%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	3,853,000	3,894,857
Building & Construction - 1.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030(a)	3,807,000	3,401,791
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	4,353,000	4,186,803
LGI Homes, Inc., 7.00%, 11/15/2032(a)	2,819,000	2,685,802
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028(a)	1,585,000	1,536,231
		11,810,627

	Par	Value
Building Materials - 2.8%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	$5,071,000	$4,883,217
Knife River Corp., 7.75%, 05/01/2031(a)	3,451,000	3,640,781
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	3,782,000	3,904,730
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029(a)	3,835,000	3,772,227
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	5,348,000	5,483,219
		21,684,174
Building-Residential-Commercial - 0.5%
Adams Homes, Inc., 9.25%, 10/15/2028(a)	3,957,000	4,081,899
Cable & Satellite TV - 6.2%
Block Communications, Inc., 4.88%, 03/01/2028(a)	4,808,000	4,623,256
Cable One, Inc., 4.00%, 11/15/2030(a)	5,702,000	4,497,248
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	5,556,000	5,539,546
4.75%, 02/01/2032(a)	13,275,000	12,599,991
CSC Holdings LLC
11.75%, 01/31/2029(a)	2,414,000	2,297,599
5.75%, 01/15/2030(a)	11,102,000	5,502,270
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	2,256,000	2,250,047
DISH Network Corp., 11.75%, 11/15/2027(a)	2,145,000	2,212,773
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028(a)	3,200,000	3,181,738
Ziggo BV, 4.88%, 01/15/2030(a)	5,428,000	5,075,878
		47,780,346
Chemicals - 5.7%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031(a)	2,752,000	2,904,838
Celanese US Holdings LLC, 6.75%, 04/15/2033	3,951,000	3,995,235
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(a)	2,741,000	2,756,309
INEOS Finance PLC, 7.50%, 04/15/2029(a)	1,696,000	1,701,634
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	4,281,000	3,884,265
NOVA Chemicals Corp., 7.00%, 12/01/2031(a)	4,347,000	4,557,428
Olin Corp., 6.63%, 04/01/2033(a)	5,962,000	5,875,368
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	3,538,000	3,798,754
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026(a)	3,892,000	3,869,197
Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV LLC(a)	6,903,700	4,159,479
WR Grace Holdings LLC, 5.63%, 08/15/2029(a)	7,708,000	6,984,420
		44,486,927

The accompanying notes are an integral part of these financial statements.

27

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Par	Value
CORPORATE BONDS – (Continued)
Consumer/Commercial/Lease Financing - 1.7%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(a)	$5,283,000	$5,566,745
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	3,919,000	3,974,689
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(a)	3,697,000	3,794,046
		13,335,480
Consumer-Products- 0.5%
Winnebago Industries, Inc., 6.25%, 07/15/2028(a)	3,928,000	3,935,404
Diversified Capital Goods - 1.5%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(a)	3,674,000	3,760,053
Patrick Industries, Inc., 6.38%, 11/01/2032(a)	4,266,000	4,280,726
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	3,658,000	3,743,103
		11,783,882
Electric-Generation - 1.3%
Alpha Generation LLC, 6.75%, 10/15/2032(a)	3,734,000	3,851,658
NRG Energy, Inc., 6.25%, 11/01/2034(a)	3,581,000	3,650,733
Vistra Operations Co. LLC, 6.88%, 04/15/2032(a)	2,349,000	2,457,364
		9,959,755
Electronics - 0.9%
Coherent Corp., 5.00%, 12/15/2029(a)	3,615,000	3,554,167
Sensata Technologies, Inc., 6.63%, 07/15/2032(a)	3,681,000	3,791,320
		7,345,487
Energy - Exploration & Production - 3.9%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(a)	3,183,000	3,341,128
Chord Energy Corp., 6.75%, 03/15/2033(a)	3,857,000	3,942,810
Civitas Resources, Inc., 8.75%, 07/01/2031(a)	2,910,000	2,945,965
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031(a)	4,213,000	4,078,729
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(a)	2,247,000	2,209,410
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(a)	4,118,000	4,150,886
Matador Resources Co., 6.50%, 04/15/2032(a)	2,753,000	2,756,251
Murphy Oil Corp., 6.00%, 10/01/2032	4,010,000	3,827,262
Talos Production, Inc., 9.38%, 02/01/2031(a)	2,566,000	2,621,848
		29,874,289
Environmental - 0.5%
Waste Pro USA, Inc., 7.00%, 02/01/2033(a)	3,598,000	3,744,144

	Par	Value
Food - Wholesale - 0.4%
Central Garden & Pet Co., 4.13%, 04/30/2031(a)	$3,363,000	$3,125,828
Forestry/Paper - 1.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/2028(a)	3,925,000	3,748,752
Mercer International, Inc.
12.88%, 10/01/2028(a)	708,000	718,984
5.13%, 02/01/2029	4,691,000	3,830,522
		8,298,258
Gaming - 3.3%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(a)	3,527,000	3,682,501
Boyd Gaming Corp., 4.75%, 06/15/2031(a)	3,581,000	3,434,434
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(a)	4,308,000	4,149,573
MGM Resorts International, 6.50%, 04/15/2032	4,171,000	4,241,656
Penn Entertainment, Inc., 5.63%, 01/15/2027(a)	4,150,000	4,140,296
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	5,963,000	5,751,185
		25,399,645
Gas Distribution - 3.6%
Buckeye Partners LP, 6.75%, 02/01/2030(a)	3,759,000	3,904,781
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(a)	3,320,000	3,615,855
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	3,690,000	3,861,076
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	3,733,000	3,799,246
ITT Holdings LLC, 6.50%, 08/01/2029(a)	2,538,000	2,415,671
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(a)	3,646,000	3,809,775
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035(a)	5,519,000	5,978,688
6.75%, 01/15/2036(a)	390,000	390,000
		27,775,092
Health Facilities - 1.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	3,906,000	4,028,969
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030(a)	5,817,000	5,163,736
Concentra Health Services, Inc., 6.88%, 07/15/2032(a)	3,610,000	3,742,175
		12,934,880
Health Services - 0.2%
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	1,815,000	1,890,673
Hotels - 1.3%
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(a)	4,638,000	4,457,264
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029(a)	3,920,000	3,800,557

The accompanying notes are an integral part of these financial statements.

28

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Par	Value
CORPORATE BONDS – (Continued)
Hotels - (Continued)
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029(a)	$1,953,000	$1,964,831
		10,222,652
Insurance Brokerage - 2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031(a)	3,290,000	3,405,693
AmWINS Group, Inc., 4.88%, 06/30/2029(a)	3,992,000	3,881,978
AssuredPartners, Inc., 7.50%, 02/15/2032(a)	3,926,000	4,223,701
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032(a)	2,273,000	2,375,294
Ryan Specialty LLC, 5.88%, 08/01/2032(a)	2,616,000	2,638,252
USI, Inc./NY, 7.50%, 01/15/2032(a)	3,910,000	4,130,559
		20,655,477
Investments & Miscellaneous Financial Services - 0.9%
Armor Holdco, Inc., 8.50%, 11/15/2029(a)	3,966,000	3,804,598
WEX, Inc., 6.50%, 03/15/2033(a)	3,195,000	3,225,439
		7,030,037
Machinery - 2.0%
Arcosa, Inc., 6.88%, 08/15/2032(a)	3,670,000	3,811,093
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(a)	3,867,000	3,940,275
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	4,195,000	4,089,788
Titan International, Inc., 7.00%, 04/30/2028	3,870,000	3,888,499
		15,729,655
Media - Broadcast - 1.1%
CMG Media Corp., 8.88%, 12/15/2027(a)	2,132,000	1,876,160
Gray Media, Inc.
10.50%, 07/15/2029(a)	1,763,000	1,895,357
5.38%, 11/15/2031(a)	6,456,000	4,846,495
		8,618,012
Media - Services - 0.3%
Champions Financing, Inc., 8.75%, 02/15/2029(a)	2,392,000	2,312,035
Medical Products - 2.5%
Grifols SA, 4.75%, 10/15/2028(a)	4,331,000	4,166,214
Insulet Corp., 6.50%, 04/01/2033(a)	3,825,000	3,990,588
Medline Borrower LP, 5.25%, 10/01/2029(a)	3,111,000	3,089,020
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	2,934,000	3,017,719
Varex Imaging Corp., 7.88%, 10/15/2027(a)	4,928,000	4,995,864
		19,259,405

	Par	Value
Metals/Mining Excluding Steel - 1.0%
Kaiser Aluminum Corp., 4.50%, 06/01/2031(a)	$3,925,000	$3,674,705
Novelis Corp., 6.88%, 01/30/2030(a)	3,652,000	3,778,198
		7,452,903
Oil Field Equipment & Services - 3.4%
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028(a)	4,094,703	3,743,156
Enerflex Ltd., 9.00%, 10/15/2027(a)	3,186,000	3,296,427
Noble Finance II LLC, 8.00%, 04/15/2030(a)	5,240,000	5,339,968
Transocean Poseidon Ltd., 6.88%, 02/01/2027(a)	2,052,225	2,056,931
Transocean, Inc., 8.75%, 02/15/2030(a)	2,292,800	2,359,656
Valaris Ltd., 8.38%, 04/30/2030(a)	4,256,000	4,369,907
Weatherford International Ltd., 8.63%, 04/30/2030(a)	4,770,000	4,919,717
		26,085,762
Oil Refining & Marketing - 1.3%
Civitas Resources, Inc., 9.63%, 06/15/2033(a)	964,000	988,988
Parkland Corp., 6.63%, 08/15/2032(a)	3,663,000	3,746,172
PBF Holding Co. LLC / PBF Finance Corp.
9.88%, 03/15/2030(a)	1,975,000	1,922,596
7.88%, 09/15/2030(a)	4,197,000	3,771,323
		10,429,079
Packaging - 2.5%
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030(a)	3,830,000	3,851,908
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	3,826,000	3,928,896
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031(a)	3,384,000	3,565,815
Trivium Packaging Finance BV
8.25%, 07/15/2030(a)	2,949,000	3,120,785
12.25%, 01/15/2031(a)	769,000	824,909
Veritiv Operating Co., 10.50%, 11/30/2030(a)	3,860,000	4,183,256
		19,475,569
Personal & Household Products - 1.0%
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)	4,052,000	3,836,067
Scotts Miracle-Gro Co., 4.38%, 02/01/2032	4,147,000	3,812,468
		7,648,535
Pharmaceuticals - 1.6%
1261229 BC Ltd., 10.00%, 04/15/2032(a)	2,234,000	2,255,201
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	3,218,000	3,362,810
Bausch Health Cos., Inc., 11.00%, 09/30/2028(a)	1,770,000	1,753,557
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031(a)	4,634,000	4,025,489
7.88%, 05/15/2034(a)	1,379,000	1,247,027
		12,644,084

The accompanying notes are an integral part of these financial statements.

29

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Par	Value
CORPORATE BONDS – (Continued)
Printing & Publishing - 0.6%
Cimpress PLC, 7.38%, 09/15/2032(a)	$4,457,000	$4,259,789
Real Estate Development & Management - 0.9%
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031(a)	3,894,000	4,184,550
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/2028(a)(b)	2,841,070	2,892,184
		7,076,734
Recreation & Travel - 2.0%
Boyne USA, Inc., 4.75%, 05/15/2029(a)	3,809,000	3,698,416
Carnival Corp., 6.13%, 02/15/2033(a)	11,384,000	11,654,678
		15,353,094
Reinsurance - 0.1%
Enstar Group Ltd., 7.50% to 04/01/2035 then 5 yr. CMT Rate + 3.19%, 04/01/2045(a)	875,000	902,255
REITs - 0.8%
Rithm Capital Corp., 8.00%, 04/01/2029(a)	2,416,000	2,442,738
Service Properties Trust, 8.63%, 11/15/2031(a)	3,517,000	3,778,144
		6,220,882
Restaurants - 1.0%
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	3,912,000	3,818,261
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(a)	3,484,000	3,681,080
		7,499,341
Software/Services - 3.5%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	3,741,000	3,973,784
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029(a)	6,484,000	5,367,788
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	4,075,000	4,057,727
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)	3,543,000	3,716,136
UKG, Inc., 6.88%, 02/01/2031(a)	3,792,000	3,936,854
Virtusa Corp., 7.13%, 12/15/2028(a)	2,518,000	2,401,992
VM Consolidated, Inc., 5.50%, 04/15/2029(a)	3,868,000	3,800,122
		27,254,403
Specialty Retail – 3.3%
Academy Ltd., 6.00%, 11/15/2027(a)	985,000	988,291
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(a)	2,268,000	2,419,768
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(a)	3,332,000	3,545,308
Lithia Motors, Inc., 4.38%, 01/15/2031(a)	4,140,000	3,939,436

	Par	Value
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028(a)	$4,056,000	$3,958,714
Sonic Automotive, Inc., 4.88%, 11/15/2031(a)	4,361,000	4,147,753
Upbound Group, Inc., 6.38%, 02/15/2029(a)	2,831,000	2,803,972
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	3,905,000	4,107,392
		25,910,634
Steel Producers/Products - 0.5%
Calderys Financing LLC, 11.25%, 06/01/2028(a)	3,733,000	3,962,151
Support-Services- 3.2%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	3,873,000	3,962,185
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	3,825,000	4,069,570
Herc Holdings, Inc., 7.25%, 06/15/2033(a)	5,767,000	6,046,418
Matthews International Corp., 8.63%, 10/01/2027(a)	4,023,000	4,188,430
Sotheby’s, 7.38%, 10/15/2027(a)	80,000	79,479
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(a)	2,516,000	2,278,293
ZipRecruiter, Inc., 5.00%, 01/15/2030(a)	5,196,000	4,440,871
		25,065,246
Technology Hardware & Equipment - 1.0%
Seagate Data Storage Technology Pte Ltd., 8.50%, 07/15/2031(a)	3,594,000	3,865,998
Xerox Holdings Corp., 8.88%, 11/30/2029(a)	4,700,000	3,553,380
		7,419,378
Telecom - Satellite - 0.4%
Telesat Canada / Telesat LLC, 5.63%, 12/06/2026(a)	5,575,000	3,372,875
Telecom - Wireline Integrated & Services - 0.3%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)	2,380,000	2,530,696
Tobacco - 0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032(a)	3,773,000	3,959,628
TOTAL CORPORATE BONDS (Cost $670,085,067)		663,596,099
CONVERTIBLE BONDS – 1.3%
Specialty Retail – 1.3% Authentic Brands Group LLC, 5.00%, 09/01/2029 (Acquired 7/11/2013 - 4/1/2025, Cost $29,694,225)(c)(d)	9,962,745	9,962,745
TOTAL CONVERTIBLE BONDS (Cost $29,694,225)		9,962,745

The accompanying notes are an integral part of these financial statements.

30

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Par	Value
BANK LOANS - 6.8%
Advertising - 0.4%
AP Core Holdings II LLC, 9.94% (1 mo. Term SOFR + 5.50%), 09/01/2027 (Acquired 7/21/2021 - 2/10/2023, Cost $3,109,681)(d)	$3,135,859	$2,834,597
Building Materials - 0.9%
Covia Holdings LLC, First Lien, 7.56% (3 mo. Term SOFR + 3.25%), 02/26/2032(d)	3,939,001	3,957,061
Foundation Building Materials, Inc., First Lien, 8.32% (3 mo. Term SOFR + 4.00%), 01/29/2031 (Acquired 1/25/2024 - 1/31/2024, Cost $2,707,096)(d)	2,719,212	2,669,682
		6,626,743
Cable & Satellite TV - 0.0%(f)
Directv Financing LLC, First Lien, 9.54% (3 mo. Term SOFR + 5.00%), 08/02/2027 (Acquired 8/17/2022, Cost $298,491)(d)	301,834	303,367
Chemicals - 1.0%
Fortis 333, Inc., First Lien, 7.80% (3 mo. Term SOFR + 3.50%), 04/02/2032(d)(e)	6,907,000	6,914,563
Mativ Holdings, Inc., 8.19% (1 mo. Term SOFR + 3.75%), 04/20/2028 (Acquired 2/23/2021, Cost $1,166,473)(d)	1,178,256	1,172,365
		8,086,928
Diversified Capital Goods - 0.8%
Cleanova US Holdings LLC, 9.08% (1 mo. Term SOFR + 4.75%), 05/24/2032(d)	5,874,000	5,771,205
Gas Distribution - 0.5%
EPIC Crude Services LP, First Lien, 7.30% (3 mo. Term SOFR + 3.00%), 10/15/2031 (Acquired 10/9/2024 - 10/11/2024, Cost $3,846,182)(d)	3,841,373	3,858,985
Machinery - 0.5%
TK Elevator US Newco, Inc., First Lien, 7.24% (1 mo. Term SOFR + 3.00%), 04/30/2030(d)	3,878,280	3,892,824
Metals/Mining Excluding Steel - 0.4%
Arsenal AIC Parent LLC, First Lien, 7.08% (1 mo. Term SOFR + 2.75%), 08/18/2030(d)	2,770,020	2,771,405
Oil Field Equipment & Services - 0.1%
Iracore International, Inc., 13.48% (3 mo. SOFR US + 9.00%), 04/12/2026 (Acquired 4/13/2017, Cost $1,162,631)(c)(d)	1,162,631	1,162,631

	Par	Value
Oil Refining & Marketing - 0.5%
Par Petroleum LLC, First Lien, 8.04% (3 mo. Term SOFR + 3.75%), 02/28/2030 (Acquired 2/14/2023, Cost $3,664,921)(d)	$3,706,721	$3,681,256
Personal & Household Products - 0.5%
Journey Personal Care Corp., 8.05% (1 mo. Term SOFR + 3.75%), 03/01/2028 (Acquired 2/19/2021, Cost $4,038,582)(d)	4,058,876	4,065,634
Restaurants - 0.5%
Dave & Buster’s, Inc., First Lien, 7.56% (3 mo. Term SOFR + 3.25%), 06/29/2029 (Acquired 8/2/2022 - 9/27/2024, Cost $4,141,394)(d)	4,177,306	4,059,067
Specialty Retail - 0.3%
Upbound Group, Inc., First Lien, 7.04% (3 mo. Term SOFR + 2.75%), 02/17/2028 (Acquired 2/14/2023, Cost $1,928,988)(d)	1,949,067	1,958,812
Support-Services - 0.4%
Summer BC Holdco B SARL, First Lien, 9.56% (3 mo. Term SOFR + 5.00%), 02/15/2029(d)	3,345,552	3,366,461
TOTAL BANK LOANS (Cost $52,568,135)		52,439,915
	Shares
COMMON STOCKS - 0.8%
Advertising - 0.1%
National CineMedia, Inc.	207,497	1,005,323
National CineMedia, Inc. 5.75% (Acquired 8/17/2023, Cost $0)(c)(d)(g)	6,230,000	0
		1,005,323
Metals/Mining Excluding Steel - 0.0%(f)
Metals Recovery Holdings LLC (Acquired 7/19/2012 - 12/10/2019, Cost $27,352,487)(c)(d)(g)(j)	116,127	69,676
Oil Field Equipment & Services - 0.7%
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $4,753,500)(c)(d)(j)	22,361	5,425,226
TOTAL COMMON STOCKS (Cost $34,041,142)		6,500,225
CONVERTIBLE PREFERRED STOCKS - 0.7%
Aerospace & Defense - 0.7%
Boeing Co., 6.00%, 10/15/2027	76,930	5,231,240
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,981,790)		5,231,240

The accompanying notes are an integral part of these financial statements.

31

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

		Shares	Value
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.3%
Hotels - 0.3%
Pebblebrook Hotel Trust, Series F, 6.30%, Perpetual		142,464	$2,500,243
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,806,383)			2,500,243
SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 2.2%
JPMorgan US Government Money Market Fund - Class IM, 4.26%(h)		16,905,895	16,905,895
		Par
Time Deposits - 1.6%
Citigroup, Inc., 3.68%, 07/01/2025(i)		$12,776,029	12,776,029
Citigroup, Inc., 3.68%, 07/01/2025(i)		24,362	24,362
Citigroup, Inc., 0.86%, 07/01/2025(i)	EUR	258	303
			12,800,694
TOTAL SHORT-TERM INVESTMENTS (Cost $29,706,587)			29,706,589
TOTAL INVESTMENTS - 99.2% (Cost $822,883,329)			$769,937,056
Other Assets in Excess of Liabilities - 0.8%			5,987,109
TOTAL NET ASSETS - 100.0%			$775,924,165

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
CMT - Constant Maturity Treasury
EUR - Euro
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $623,958,293 or 80.4% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $16,620,278 or 2.1% of net assets as of June 30, 2025.

(d)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2025, the value of these securities total $67,897,562 or 8.8% of the Fund’s net assets.

(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)	Represents less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(i)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(j)	Affiliated security as defined by the Investment Company Act of 1940. See Note 5.
The accompanying notes are an integral part of these financial statements.

32

Hotchkis & Wiley Funds
Statements of Assets & Liabilities
June 30, 2025

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
ASSETS:
Investments, at value	$81,368,860	$370,885,299	$383,881,892	$747,341,149	$740,545,017
Dividends receivable	124,428	661,059	514,935	295,339	801,196
Receivable for fund shares sold	43,828	136,129	15,477	848,411	377,388
Receivable for investments sold	29,527	1,884,366	3,414,684	230	—
Dividend tax reclaims receivable	6,666	20,431	20,850	2,834	2,363
Cash	3,469	7,786	54,022	61,271	20,952
Securities lending income receivable	132	584	828	415	18,525
Interest receivable	111	196	2,399	1,916	1,552
Prepaid expenses and other assets	6,160	23,595	23,989	37,533	27,737
Total assets	$81,583,181	$373,619,445	$387,929,076	$748,589,098	$741,794,730
LIABILITIES:
Payable for investments purchased	$413,618	$1,542,642	$3,693,784	$1,326,856	$—
Payable upon return of securities loaned	295,680	1,827,840	4,424,397	2,229,135	9,537,888
Payable for distribution and shareholder servicing fees	51,609	250,022	216,967	209,030	83,700
Payable to Advisor	29,391	202,722	229,646	407,090	339,902
Payable for capital shares redeemed	26,416	216,471	112,424	663,498	698,607
Payable for audit fees	19,439	25,854	25,857	27,662	25,659
Payable for fund administration and accounting fees	10,943	29,062	33,787	62,675	74,009
Payable for custodian fees	8,796	4,263	3,698	7,039	8,557
Payable for printing and mailing	5,230	8,984	12,298	36,480	18,489
Payable for expenses and other liabilities	8,294	30,567	19,326	29,422	25,487
Total liabilities	869,416	4,138,427	8,772,184	4,998,887	10,812,298
Commitments and contingencies (Note 7)
NET ASSETS	$80,713,765	$369,481,018	$379,156,892	$743,590,211	$730,982,432
Net Assets Consists of:
Capital stock ($0.001, 0.001, 0.001, 0.001 and 0.001 per share)	$2,676	$8,592	$7,108	$10,404	$62,948
Additional paid-in capital	71,329,473	297,805,626	522,776,130	739,758,396	772,477,450
Total accumulated distributable earnings (losses)	9,381,616	71,666,800	(143,626,346)	3,821,411	(41,557,966)
Total net assets	$80,713,765	$369,481,018	$379,156,892	$743,590,211	$730,982,432
Class A
Net assets	$36,257,786	$119,010,723	$109,620,837	$52,228,156	$40,858,424
Shares issued and outstanding(a)	1,198,677	2,781,039	2,082,197	735,375	3,552,599
Net asset value per share	$30.25	$42.79	$52.65	$71.02	$11.50
Max offering price per share (Net asset value per share divided by 0.9475, 0.9475, 0.9475, 0.9475 and 0.9475)(1)	$31.93	$45.16	$55.57	$74.96	$12.14
Class C
Net assets	$—	$—	$—	$3,316,823	$—
Shares issued and outstanding(a)	—	—	—	63,473	—
Net asset value per share	$—	$—	$—	$52.25	$—

The accompanying notes are an integral part of these financial statements.

33

Hotchkis & Wiley Funds
Statements of Assets & Liabilities
June 30, 2025 (Continued)

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
Class I
Net assets	$44,455,979	$239,356,636	$246,895,614	$641,873,561	$500,585,327
Shares issued and outstanding(a)	1,477,660	5,552,753	4,603,725	8,960,735	43,075,062
Net asset value per share	$30.09	$43.11	$53.63	$71.63	$11.62
Class Z
Net assets	$—	$11,113,659	$22,640,441	$46,171,671	$189,538,681
Shares issued and outstanding(a)	—	257,833	422,075	644,189	16,320,358
Net asset value per share	$—	$43.10	$53.64	$71.67	$11.61
Cost:
Investments, at cost	$67,863,955	$313,707,665	$384,431,339	$724,577,162	$777,078,377
Loaned Securities:
at value (included in investments)	$289,443	$1,789,284	$4,330,407	$2,106,788	$9,320,584

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

34

Hotchkis & Wiley Funds
Statements of Assets & Liabilities
June 30, 2025 (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
ASSETS:
Investments in unaffiliated securities, at value	$39,278,946	$4,962,824	$4,666,078	$717,987,201	$764,442,154
Investments in affiliated securities, at value	—	—	—	7,866,225	5,494,902
Receivable for investments sold	458,225	99	—	2,705,135	1,278,779
Dividends receivable	84,417	9,128	8,867	796,154	56,095
Dividend tax reclaims receivable	40,433	12,690	20,703	325,879	2,106
Receivable for fund shares sold	14,980	50,578	—	476,455	698,083
Cash	3,366	803	146	39,095	49,544
Interest receivable	104	53	6	2,889	12,260,053
Foreign currency, at value	—	6	7	429	—
Securities lending income receivable	—	—	—	2,347	—
Receivable from Advisor	—	10,124	15,823	—	—
Prepaid expenses and other assets	3,990	1,656	2,812	21,715	45,304
Total assets	$39,884,461	$5,047,961	$4,714,442	$730,223,524	$784,327,020
LIABILITIES:
Payable for audit fees	$17,089	$14,760	$14,761	$31,636	$44,829
Payable for fund administration and accounting fees	11,551	12,258	21,448	50,544	69,281
Payable for custodian fees	7,318	5,512	8,306	11,118	8,394
Payable to Advisor	6,785	—	—	436,967	297,356
Payable for distribution and shareholder servicing fees	4,755	2	95	157,063	75,974
Payable for printing and mailing	2,820	2,187	2,288	7,536	11,501
Payable for investments purchased	1,367	215,653	—	2,068,497	5,345,144
Payable for capital shares redeemed	1,000	—	—	342,166	1,425,364
Distributions payable	—	—	—	—	1,102,900
Payable upon return of securities loaned	—	—	—	1,962,150	—
Payable for expenses and other liabilities	2,886	1,968	2,108	31,176	22,112
Total liabilities	55,571	252,340	49,006	5,098,853	8,402,855
Commitments and contingencies (Note 7)
Net assets	$39,828,890	$4,795,621	$4,665,436	$725,124,671	$775,924,165
Net Assets Consists of:
Capital stock ($0.001, 0.001, 0.001, 0.001 and 0.001 per share)	$2,524	$335	$414	$18,162	$72,582
Additional paid-in capital	30,949,780	3,539,159	3,981,021	613,738,698	1,219,416,282
Total accumulated distributable earnings (losses)	8,876,586	1,256,127	684,001	111,367,811	(443,564,699)
Total net assets	$39,828,890	$4,795,621	$4,665,436	$725,124,671	$775,924,165

The accompanying notes are an integral part of these financial statements.

35

Hotchkis & Wiley Funds
Statements of Assets & Liabilities
June 30, 2025 (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
Class A
Net assets	$3,065,620	$—	$—	$100,387,560	$27,926,157
Shares issued and outstanding(a)	194,044	—	—	2,512,625	2,636,928
Net asset value per share	$15.80	$—	$—	$39.95	$10.59
Max offering price per share (Net asset value per share divided by 0.9475, 0.9475 and 0.9625)(2)	$16.68	$—	$—	$42.16	$11.00
Class C
Net assets	$—	$—	$—	$11,010,451	$—
Shares issued and outstanding(a)	—	—	—	313,089	—
Net asset value per share	$—	$—	$—	$35.17	$—
Class I
Net assets	$36,763,270	$4,795,621	$4,665,436	$542,350,884	$449,664,825
Shares issued and outstanding(a)	2,329,667	334,901	413,981	13,554,422	42,042,049
Net asset value per share	$15.78	$14.32	$11.27	$40.01	$10.69
Class Z
Net assets	$—	$—	$—	$71,375,776	$298,333,183
Shares issued and outstanding(a)	—	—	—	1,782,223	27,902,949
Net asset value per share	$—	$—	$—	$40.05	$10.69
Cost:
Investments in unaffiliated securities, at cost	$32,367,043	$3,994,538	$4,040,254	$618,208,848	$790,777,342
Investments in affiliated securities, at cost	$—	$—	$—	$6,892,250	$32,105,987
Foreign currency, at cost	$—	$6	$7	$429	$—
Loaned Securities:
at value (included in investments)	$—	$—	$—	$1,923,375	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

36

Hotchkis & Wiley Funds
Statements of Operations
For the Year Ended June 30, 2025

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
INVESTMENT INCOME:
Dividend income	$2,247,905	$9,969,916	$8,986,206	$13,337,801	$18,914,748
Interest income	50,512	267,721	727,085	829,579	678,569
Securities lending income	6,340	26,502	31,764	27,115	136,363
Less: Issuance fees	(21,682)	(78,459)	(94,900)	(68,597)	—
Less: Dividend withholding taxes	(34,148)	(132,406)	(236,423)	(169,683)	(11,883)
Total investment income	2,248,927	10,053,274	9,413,732	13,956,215	19,717,797
EXPENSES:
Investment advisory fee	669,465	2,655,820	3,090,577	5,979,435	5,322,032
Distribution expenses - Class A	99,917	318,042	289,048	134,033	118,462
Distribution expenses - Class C	—	—	—	35,129	—
Fund administration and accounting fees	74,015	181,224	199,151	363,520	394,424
Shareholder servicing costs - Class A	25,941	105,834	93,480	40,687	48,669
Shareholder servicing costs - Class I	43,536	317,709	328,645	1,277,448	576,559
Shareholder servicing costs - Class C	—	—	—	2,979	—
Federal and state registration fees	48,350	61,864	60,240	68,738	84,969
Transfer agent fees	21,933	120,159	69,630	63,932	66,846
Audit fees	19,448	25,938	25,916	27,838	25,885
Custodian fees	18,940	13,907	12,592	25,238	32,638
Trustees’ fees	10,866	40,897	45,909	87,049	89,562
Reports to shareholders	9,564	20,842	24,726	68,114	42,329
Legal fees	8,926	34,596	38,077	72,502	74,784
Compliance fees	2,154	8,377	9,012	17,027	17,593
ReFlow fees	4,892	14,846	—	132,463	122,209
Other expenses and fees	14,565	36,943	42,000	69,168	70,593
Total expenses	1,072,512	3,956,998	4,329,003	8,465,300	7,087,554
Expense reimbursement by Advisor	(202,601)	(63,002)	—	(489,059)	(387,375)
Net expenses	869,911	3,893,996	4,329,003	7,976,241	6,700,179
Net investment income	1,379,016	6,159,278	5,084,729	5,979,974	13,017,618
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	11,281,701	31,277,052	57,002,019	68,932,079	74,450,527
Investments in affiliated securities	—	—	—	(2,168,037)	—
Net realized gain (loss)	11,281,701	31,277,052	57,002,019	66,764,042	74,450,527

The accompanying notes are an integral part of these financial statements.

37

Hotchkis & Wiley Funds
Statements of Operations
For the Year Ended June 30, 2025 (Continued)

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$(2,603,363)	$(2,149,291)	$(56,805,824)	$(58,877,463)	$(81,525,089)
Investments in affiliated securities	—	—	—	(11,699,641)	—
Net change in unrealized appreciation (depreciation)	(2,603,363)	(2,149,291)	(56,805,824)	(70,577,104)	(81,525,089)
Net realized and unrealized gain (loss)	8,678,338	29,127,761	196,195	(3,813,062)	(7,074,562)
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,057,354	$35,287,039	$5,280,924	$2,166,912	$5,943,056

The accompanying notes are an integral part of these financial statements.

38

Hotchkis & Wiley Funds
Statements of Operations
For the Year Ended June 30, 2025 (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
INVESTMENT INCOME:
Dividend income	$1,048,332	$147,998	$224,407	$14,545,419	$973,925
Interest income	40,605	6,466	5,840	981,661	59,569,068
Less: Issuance fees	(8,690)	—	—	(260,995)	—
Less: Dividend withholding taxes	(68,148)	(16,468)	(30,845)	(737,584)	—
Securities lending income	—	—	—	63,757	—
Other income	—	—	—	—	6,323
Total investment income	1,012,099	137,996	199,402	14,592,258	60,549,316
EXPENSES:
Investment advisory fee	283,590	30,756	46,231	5,074,719	4,822,510
Fund administration and accounting fees	75,681	75,255	127,176	304,744	430,664
Federal and state registration fees	33,005	20,818	20,929	70,676	68,763
Shareholder servicing costs - Class A	2,506	—	—	76,913	29,441
Shareholder servicing costs - Class I	22,853	24	646	461,427	783,683
Shareholder servicing costs - Class C	—	—	—	6,840	—
Audit fees	17,098	14,761	14,762	31,789	45,047
Custodian fees	16,260	12,931	61,484	34,841	35,793
Distribution expenses - Class A	7,101	—	—	251,605	102,699
Distribution expenses - Class C	—	—	—	113,137	—
Reports to shareholders	5,729	4,623	4,901	17,400	26,930
Trustees’ fees	4,080	408	685	72,384	97,523
Legal fees	3,516	359	570	62,537	81,579
Transfer agent fees	2,707	326	397	52,376	52,055
Compliance fees	782	76	134	13,847	18,565
ReFlow fees	798	—	—	105,113	—
Other expenses and fees	9,810	6,482	7,489	83,789	78,250
Total expenses	485,516	166,819	285,404	6,834,137	6,673,502
Expense reimbursement by Advisor	(118,403)	(130,247)	(227,685)	—	(632,564)
Net expenses	367,113	36,572	57,719	6,834,137	6,040,938
Net investment income	644,986	101,424	141,683	7,758,121	54,508,378
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	3,353,657	306,163	494,017	51,773,931	25,274
Investments in affiliated securities	—	—	—	—	(23,022,611)
Foreign currency translation	(9,763)	(1,208)	(13,323)	(45,064)	—
Net realized gain (loss)	3,343,894	304,955	480,694	51,728,867	(22,997,337)

The accompanying notes are an integral part of these financial statements.

39

Hotchkis & Wiley Funds
Statements of Operations
For the Year Ended June 30, 2025 (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$1,668,076	$536,192	$157,844	$31,540,055	$19,038,100
Investments in affiliated securities	—	—	—	(3,114,458)	20,874,613
Foreign currency translation	3,648	1,390	2,357	18,489	(2)
Net change in unrealized appreciation (depreciation)	1,671,724	537,582	160,201	28,444,086	39,912,711
Net realized and unrealized gain (loss)	5,015,618	842,537	640,895	80,172,953	16,915,374
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,660,604	$943,961	$782,578	$87,931,074	$71,423,752

The accompanying notes are an integral part of these financial statements.

40

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Disciplined Value Fund		Large Cap Fundamental Value Fund
	Year Ended June 30,		Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$1,379,016	$1,580,332	$6,159,278	$5,713,554
Net realized gain (loss)	11,281,701	11,554,657	31,277,052	42,903,297
Net change in unrealized appreciation (depreciation)	(2,603,363)	4,763,619	(2,149,291)	13,771,670
Net increase (decrease) in net assets from operations	10,057,354	17,898,608	35,287,039	62,388,521
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(949,154)	(515,324)	(13,129,045)	(13,655,912)
From return of capital - Class A	(3,836,546)	—	—	—
From earnings - Class C	—	(405)	—	(248,868)
From earnings - Class I	(1,456,722)	(1,074,206)	(25,452,648)	(23,760,122)
From return of capital - Class I	(5,888,168)	—	—	—
From earnings - Class Z	—	—	(1,206,805)	(1,348,885)
Total distributions to shareholders	(12,130,590)	(1,589,935)	(39,788,498)	(39,013,787)
CAPITAL TRANSACTIONS:
Shares sold - Class A	1,092,363	4,964,393	3,846,318	12,354,535
Shares issued in reinvestment of distributions - Class A	1,919,741	231,304	6,308,628	6,271,287
Shares redeemed - Class A	(9,189,817)	(3,361,175)	(22,509,481)	(28,817,685)
Shares sold - Class C	—	7,021	—	416,870
Shares issued in reinvestment of distributions - Class C	—	378	—	212,149
Shares redeemed - Class C	—	(669,974)	—	(4,173,538)
Shares sold - Class I	8,285,638	23,905,326	59,119,226	20,488,087
Shares issued in reinvestment of distributions - Class I	6,934,702	1,024,253	23,064,893	21,421,902
Shares redeemed - Class I	(37,511,814)	(13,414,369)	(49,386,749)	(65,819,036)
Shares sold - Class Z	—	—	11,336,544	1,038,182
Shares issued in reinvestment of distributions - Class Z	—	—	1,176,751	1,325,184
Shares redeemed - Class Z	—	—	(14,430,183)	(3,326,067)
Net increase (decrease) in net assets from capital transactions	(28,469,187)	12,687,157	18,525,947	(38,608,130)
NET INCREASE (DECREASE) IN NET ASSETS	(30,542,423)	28,995,830	14,024,488	(15,233,396)
NET ASSETS:
Beginning of the year	111,256,188	82,260,358	355,456,530	370,689,926
End of the year	$80,713,765	$111,256,188	$369,481,018	$355,456,530
SHARES TRANSACTIONS
Shares sold - Class A	34,910	178,257	89,288	297,593
Shares issued in reinvestment of distributions - Class A	63,758	8,485	146,508	164,990
Shares redeemed - Class A	(287,178)	(116,676)	(523,006)	(700,337)
Shares sold - Class C	—	246	—	10,320
Shares issued in reinvestment of distributions - Class C	—	14	—	5,608
Shares redeemed - Class C	—	(21,851)	—	(97,925)
Shares sold - Class I	279,725	868,645	1,336,372	495,689
Shares issued in reinvestment of distributions - Class I	231,930	37,795	532,431	560,489
Shares redeemed - Class I	(1,258,955)	(464,149)	(1,151,832)	(1,564,616)
Shares sold - Class Z	—	—	280,964	25,240
Shares issued in reinvestment of distributions - Class Z	—	—	27,183	34,700
Shares redeemed - Class Z	—	—	(347,381)	(80,004)
Total increase (decrease) in shares outstanding	(935,810)	490,766	390,527	(848,253)

The accompanying notes are an integral part of these financial statements.

41

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid-Cap Value Fund		Small Cap Value Fund
	Year Ended June 30,		Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$5,084,729	$4,412,072	$5,979,974	$7,013,736
Net realized gain (loss)	57,002,019	50,976,014	66,764,042	26,851,340
Net change in unrealized appreciation (depreciation)	(56,805,824)	12,864,828	(70,577,104)	49,688,975
Net increase (decrease) in net assets from operations	5,280,924	68,252,914	2,166,912	83,554,051
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(1,166,692)	(139,180)	(4,268,106)	(968,833)
From earnings - Class C	—	—	(350,542)	(58,787)
From earnings - Class I	(3,038,308)	(917,195)	(57,064,006)	(13,689,240)
From earnings - Class Z	(462,743)	(146,894)	(2,233,025)	(314,039)
Total distributions to shareholders	(4,667,743)	(1,203,269)	(63,915,679)	(15,030,899)
CAPITAL TRANSACTIONS:
Shares sold - Class A	3,086,593	11,946,705	12,436,053	12,079,750
Shares issued in reinvestment of distributions - Class A	647,278	70,312	3,548,899	810,594
Shares redeemed - Class A	(13,853,906)	(31,135,070)	(12,346,946)	(15,695,609)
Shares sold - Class C	—	302,017	1,033,252	1,418,105
Shares issued in reinvestment of distributions - Class C	—	—	275,924	45,139
Shares redeemed - Class C	—	(5,503,934)	(1,074,531)	(375,691)
Shares sold - Class I	35,568,785	46,767,268	196,225,037	203,513,689
Shares issued in reinvestment of distributions - Class I	2,727,862	841,345	24,108,477	5,273,317
Shares redeemed - Class I	(67,200,836)	(104,748,233)	(221,067,354)	(200,441,122)
Shares sold - Class Z	2,992,191	8,339,702	122,685,515	14,439,630
Shares issued in reinvestment of distributions - Class Z	438,334	140,115	1,841,126	268,509
Shares redeemed - Class Z	(18,033,928)	(7,002,936)	(99,556,960)	(3,703,081)
Net increase (decrease) in net assets from capital transactions	(53,627,627)	(79,982,709)	28,108,492	17,633,230
NET INCREASE (DECREASE) IN NET ASSETS	(53,014,446)	(12,933,064)	(33,640,275)	86,156,382
NET ASSETS:
Beginning of the year	432,171,338	445,104,402	777,230,486	691,074,104
End of the year	$379,156,892	$432,171,338	$743,590,211	$777,230,486
SHARES TRANSACTIONS
Shares sold - Class A	57,599	234,538	166,003	165,446
Shares issued in reinvestment of distributions - Class A	11,479	1,433	45,203	11,530
Shares redeemed - Class A	(259,901)	(614,601)	(166,659)	(212,816)
Shares sold - Class C	—	7,176	18,889	24,732
Shares issued in reinvestment of distributions - Class C	—	—	4,756	844
Shares redeemed - Class C	—	(121,397)	(20,189)	(6,673)
Shares sold - Class I	653,132	910,020	2,601,482	2,781,820
Shares issued in reinvestment of distributions - Class I	47,540	16,857	304,823	74,524
Shares redeemed - Class I	(1,240,865)	(2,021,150)	(3,088,976)	(2,707,515)
Shares sold - Class Z	55,588	162,880	1,701,130	194,945
Shares issued in reinvestment of distributions - Class Z	7,643	2,808	23,288	3,796
Shares redeemed - Class Z	(331,577)	(134,809)	(1,393,244)	(49,699)
Total increase (decrease) in shares outstanding	(999,362)	(1,556,245)	196,506	280,934

The accompanying notes are an integral part of these financial statements.

42

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Cap Diversified Value Fund		Global Value Fund
	Year Ended June 30,		Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$13,017,618	$12,024,753	$644,986	$574,151
Net realized gain (loss)	74,450,527	45,188,966	3,343,894	4,598,972
Net change in unrealized appreciation (depreciation)	(81,525,089)	8,534,153	1,671,724	1,539,093
Net increase (decrease) in net assets from operations	5,943,056	65,747,872	5,660,604	6,712,216
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(3,145,029)	(3,594,905)	(367,047)	(186,356)
From earnings - Class I	(34,284,965)	(50,745,104)	(4,731,507)	(3,395,268)
From earnings - Class Z	(14,757,752)	(10,165,739)	—	—
Total distributions to shareholders	(52,187,746)	(64,505,748)	(5,098,554)	(3,581,624)
CAPITAL TRANSACTIONS:
Shares sold - Class A	16,556,903	19,506,115	474,554	1,232,247
Shares issued in reinvestment of distributions - Class A	1,800,882	2,270,482	360,952	183,319
Shares redeemed - Class A	(21,546,487)	(11,141,173)	(448,651)	(546,970)
Shares sold - Class I	159,142,227	259,865,010	4,878,958	2,201,670
Shares issued in reinvestment of distributions - Class I	33,974,118	50,376,673	4,730,846	3,394,554
Shares redeemed - Class I	(214,507,415)	(310,597,822)	(8,309,853)	(5,149,439)
Shares sold - Class Z	170,745,052	158,348,397	—	—
Shares issued in reinvestment of distributions - Class Z	13,366,643	8,369,184	—	—
Shares redeemed - Class Z	(170,874,724)	(54,981,292)	—	—
Net increase (decrease) in net assets from capital transactions	(11,342,801)	122,015,574	1,686,806	1,315,381
NET INCREASE (DECREASE) IN NET ASSETS	(57,587,491)	123,257,698	2,248,856	4,445,973
NET ASSETS:
Beginning of the year	788,569,923	665,312,225	37,580,034	33,134,061
End of the year	$730,982,432	$788,569,923	$39,828,890	$37,580,034
SHARES TRANSACTIONS
Shares sold - Class A	1,361,276	1,612,238	30,108	84,895
Shares issued in reinvestment of distributions - Class A	137,999	198,295	24,892	13,284
Shares redeemed - Class A	(1,804,590)	(926,759)	(29,736)	(36,729)
Shares sold - Class I	13,459,396	21,438,459	315,117	149,916
Shares issued in reinvestment of distributions - Class I	2,579,660	4,365,396	326,942	246,518
Shares redeemed - Class I	(18,221,822)	(25,532,554)	(555,469)	(361,825)
Shares sold - Class Z	14,200,460	13,089,554	—	—
Shares issued in reinvestment of distributions - Class Z	1,016,475	725,862	—	—
Shares redeemed - Class Z	(14,570,455)	(4,495,635)	—	—
Total increase (decrease) in shares outstanding	(1,841,601)	10,474,856	111,854	96,059

The accompanying notes are an integral part of these financial statements.

43

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Value Fund		International Small Cap Diversified Value Fund
	Year Ended June 30,		Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$101,424	$93,392	$141,683	$177,087
Net realized gain (loss)	304,955	335,158	480,694	617,740
Net change in unrealized appreciation (depreciation)	537,582	28,764	160,201	217,723
Net increase (decrease) in net assets from operations	943,961	457,314	782,578	1,012,550
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(443,946)	(281,772)	(1,110,034)	(454,903)
Total distributions to shareholders	(443,946)	(281,772)	(1,110,034)	(454,903)
CAPITAL TRANSACTIONS:
Shares sold - Class I	526,631	183,444	1,527,190	644,280
Shares issued in reinvestment of distributions - Class I	247,522	153,363	1,110,034	256,223
Shares redeemed - Class I	(125,526)	(175,678)	(5,707,711)	(1,967)
Net increase (decrease) in net assets from capital transactions	648,627	161,129	(3,070,487)	898,536
NET INCREASE (DECREASE) IN NET ASSETS	1,148,642	336,671	(3,397,943)	1,456,183
NET ASSETS:
Beginning of the year	3,646,979	3,310,308	8,063,379	6,607,196
End of the year	$4,795,621	$3,646,979	$4,665,436	$8,063,379
SHARES TRANSACTIONS
Shares sold - Class I	39,140	14,834	122,951	52,106
Shares issued in reinvestment of distributions - Class I	21,191	13,301	114,910	23,125
Shares redeemed - Class I	(10,017)	(14,358)	(477,179)	(178)
Total increase (decrease) in shares outstanding	50,314	13,777	(239,318)	75,053

The accompanying notes are an integral part of these financial statements.

44

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Value Opportunities Fund		High Yield Fund
	Year Ended June 30,		Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$7,758,121	$7,781,440	$54,508,378	$57,759,466
Net realized gain (loss)	51,728,867	43,820,752	(22,997,337)	(15,961,774)
Net change in unrealized appreciation (depreciation)	28,444,086	53,086,894	39,912,711	43,654,850
Net increase (decrease) in net assets from operations	87,931,074	104,689,086	71,423,752	85,452,542
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(9,254,885)	(6,909,438)	(2,452,990)	(1,881,831)
From earnings - Class C	(1,084,233)	(1,291,316)	—	(26,438)
From earnings - Class I	(45,016,051)	(35,076,900)	(40,110,586)	(46,797,332)
From earnings - Class Z	(6,072,200)	(4,681,561)	(11,967,496)	(9,044,130)
Total distributions to shareholders	(61,427,369)	(47,959,215)	(54,531,072)	(57,749,731)
CAPITAL TRANSACTIONS:
Shares sold - Class A	16,922,004	24,515,551	3,335,967	34,357,084
Shares issued in reinvestment of distributions - Class A	7,426,079	5,379,603	1,469,725	1,447,611
Shares redeemed - Class A	(28,740,150)	(18,270,560)	(37,317,195)	(6,154,737)
Shares sold - Class C	1,462,517	2,030,425	—	85,322
Shares issued in reinvestment of distributions - Class C	908,024	1,124,178	—	15,872
Shares redeemed - Class C	(3,864,595)	(11,021,597)	—	(730,320)
Shares sold - Class I	124,625,492	143,022,217	155,886,483	231,355,976
Shares issued in reinvestment of distributions - Class I	25,896,915	18,468,178	29,067,903	30,647,327
Shares redeemed - Class I	(105,474,556)	(110,212,686)	(462,498,106)	(293,513,157)
Shares sold - Class Z	67,952,997	3,893,477	267,331,607	18,474,009
Shares issued in reinvestment of distributions - Class Z	6,072,194	4,681,561	5,687,877	6,365,197
Shares redeemed - Class Z	(67,674,672)	(2,520,546)	(101,729,300)	(54,170,790)
Net increase (decrease) in net assets from capital transactions	45,512,249	61,089,801	(138,765,039)	(31,820,606)
NET INCREASE (DECREASE) IN NET ASSETS	72,015,954	117,819,672	(121,872,359)	(4,117,795)
NET ASSETS:
Beginning of the year	653,108,717	535,289,045	897,796,524	901,914,319
End of the year	$725,124,671	$653,108,717	$775,924,165	$897,796,524
SHARES TRANSACTIONS
Shares sold - Class A	430,588	668,418	317,547	3,330,853
Shares issued in reinvestment of distributions - Class A	189,489	157,575	139,958	141,833
Shares redeemed - Class A	(733,263)	(497,985)	(3,528,416)	(605,464)
Shares sold - Class C	42,431	62,553	—	8,212
Shares issued in reinvestment of distributions - Class C	26,213	36,822	—	1,545
Shares redeemed - Class C	(111,922)	(335,448)	—	(70,284)
Shares sold - Class I	3,236,272	3,936,507	14,695,488	22,470,789
Shares issued in reinvestment of distributions - Class I	660,635	540,954	2,740,050	2,973,741
Shares redeemed - Class I	(2,697,336)	(2,981,991)	(43,725,422)	(28,471,433)
Shares sold - Class Z	1,738,834	107,042	25,250,504	1,791,682
Shares issued in reinvestment of distributions - Class Z	154,903	137,088	536,909	618,600
Shares redeemed - Class Z	(1,731,611)	(66,756)	(9,796,197)	(5,222,856)
Total increase (decrease) in shares outstanding	1,205,233	1,764,779	(13,369,579)	(3,032,782)

The accompanying notes are an integral part of these financial statements.

45

Hotchkis & Wiley Funds
Financial Highlights

		Investment operations			Less distributions from							Supplemental data and ratios
For the year ended	Net asset value, beginning of year	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)	Ratio of expenses to average net assets after expense reimbursement(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate
Hotchkis & Wiley Large Cap Disciplined Value Fund - Class A
6/30/2025	$30.88	0.40	2.84	3.24	(0.77)	—	(3.10)	(3.87)	$30.25	10.55%	$36,258	1.26%	1.06%(e)	1.31%	34%
6/30/2024	$26.41	0.41	4.42	4.83	(0.36)	—	—	(0.36)	$30.88	18.48%	$42,843	1.23%	1.05%	1.44%	34%
6/30/2023	$22.84	0.27	3.50	3.77	(0.20)	—	—	(0.20)	$26.41	16.58%	$34,785	1.25%	1.05%	1.10%	26%
6/30/2022	$25.18	0.19	(2.30)	(2.11)	(0.23)	—	—	(0.23)	$22.84	−8.49%	$32,489	1.22%	1.05%	0.72%	28%
6/30/2021	$15.36	0.20	9.96	10.16	(0.34)	—	—	(0.34)	$25.18	66.74%	$43,719	1.24%	1.05%	1.00%	32%
Hotchkis & Wiley Large Cap Disciplined Value Fund - Class I
6/30/2025	$30.75	0.47	2.83	3.30	(0.79)	—	(3.17)	(3.96)	$30.09	10.81%	$44,456	1.02%	0.80%	1.54%	34%
6/30/2024	$26.31	0.48	4.41	4.89	(0.45)	—	—	(0.45)	$30.75	18.81%	$68,413	1.01%	0.80%	1.67%	34%
6/30/2023	$22.76	0.33	3.49	3.82	(0.27)	—	—	(0.27)	$26.31	16.88%	$46,907	1.04%	0.80%	1.33%	26%
6/30/2022	$25.09	0.25	(2.30)	(2.05)	(0.28)	—	—	(0.28)	$22.76	−8.27%	$50,757	1.01%	0.80%	0.98%	28%
6/30/2021	$15.31	0.25	9.92	10.17	(0.39)	—	—	(0.39)	$25.09	67.14%	$63,906	1.03%	0.80%	1.24%	32%
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A
6/30/2025	$43.16	0.63	3.55	4.18	(0.59)	(3.96)	—	(4.55)	$42.79	9.62%	$119,011	1.18%	1.18%	1.46%	40%
6/30/2024	$40.80	0.58	6.17	6.75	(0.58)	(3.81)	—	(4.39)	$43.16	18.03%	$132,425	1.20%	1.20%	1.40%	22%
6/30/2023	$38.66	0.46	4.84	5.30	(0.40)	(2.76)	—	(3.16)	$40.80	14.08%	$134,901	1.20%	1.20%	1.14%	26%
6/30/2022	$43.04	0.31	(4.38)	(4.07)	(0.31)	—	—	(0.31)	$38.66	−9.53%	$150,260	1.18%	1.18%	0.71%	35%
6/30/2021	$26.67	0.33	16.56	16.89	(0.52)	—	—	(0.52)	$43.04	63.82%	$149,051	1.18%	1.18%	0.96%	25%
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class I
6/30/2025	$43.45	0.74	3.58	4.32	(0.70)	(3.96)	—	(4.66)	$43.11	9.89%	$239,357	0.98%	0.95%	1.70%	40%
6/30/2024	$41.06	0.68	6.21	6.89	(0.69)	(3.81)	—	(4.50)	$43.45	18.30%	$210,124	0.98%	0.95%	1.63%	22%
6/30/2023	$38.92	0.57	4.86	5.43	(0.53)	(2.76)	—	(3.29)	$41.06	14.35%	$219,456	0.99%	0.95%	1.40%	26%
6/30/2022	$43.29	0.41	(4.40)	(3.99)	(0.38)	—	—	(0.38)	$38.92	−9.31%	$214,692	0.97%	0.95%	0.93%	35%
6/30/2021	$26.81	0.41	16.64	17.05	(0.57)	—	—	(0.57)	$43.29	64.20%	$293,318	0.98%	0.95%	1.19%	25%
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class Z
6/30/2025	$43.45	0.77	3.59	4.36	(0.75)	(3.96)	—	(4.71)	$43.10	9.98%	$11,114	0.85%	0.85%	1.78%	40%
6/30/2024	$41.06	0.72	6.21	6.93	(0.73)	(3.81)	—	(4.54)	$43.45	18.42%	$12,907	0.85%	0.85%	1.74%	22%
6/30/2023	$38.92	0.54	4.93	5.47	(0.57)	(2.76)	—	(3.33)	$41.06	14.46%	$13,023	0.87%	0.87%	1.34%	26%
6/30/2022	$43.30	0.46	(4.40)	(3.94)	(0.44)	—	—	(0.44)	$38.92	−9.22%	$35,081	0.86%	0.86%	1.07%	35%
6/30/2021	$26.82	0.47	16.63	17.10	(0.62)	—	—	(0.62)	$43.30	64.34%	$12,958	0.84%	0.84%	1.32%	25%
Hotchkis & Wiley Mid-Cap Value Fund - Class A
6/30/2025	$52.62	0.58	(0.01)	0.57	(0.54)	—	—	(0.54)	$52.65	1.01%	$109,621	1.21%	1.21%	1.08%	31%
6/30/2024	$45.55	0.40	6.73	7.13	(0.06)	—	—	(0.06)	$52.62	15.65%	$119,610	1.20%	1.20%	0.80%	28%
6/30/2023	$39.99	0.43	5.26	5.69	(0.13)	—	—	(0.13)	$45.55	14.24%	$120,783	1.21%	1.21%	0.97%	35%
6/30/2022	$41.52	0.13	(1.15)	(1.02)	(0.51)	—	—	(0.51)	$39.99	−2.54%	$111,771	1.21%	1.21%	0.31%	41%
6/30/2021	$21.93	0.43	19.87	20.30	(0.71)	—	—	(0.71)	$41.52	93.63%	$118,947	1.23%	1.23%	1.35%	37%
Hotchkis & Wiley Mid-Cap Value Fund - Class I
6/30/2025	$53.57	0.69	0.00(f)	0.69	(0.63)	—	—	(0.63)	$53.63	1.21%	$246,896	1.00%	1.00%	1.28%	31%
6/30/2024	$46.37	0.51	6.84	7.35	(0.15)	—	—	(0.15)	$53.57	15.88%	$275,563	1.00%	1.00%	1.00%	28%
6/30/2023	$40.71	0.53	5.35	5.88	(0.22)	—	—	(0.22)	$46.37	14.47%	$289,249	1.00%	1.00%	1.18%	35%
6/30/2022	$42.23	0.22	(1.18)	(0.96)	(0.56)	—	—	(0.56)	$40.71	−2.34%	$286,887	1.01%	1.01%	0.51%	41%
6/30/2021	$22.27	0.48	20.20	20.68	(0.72)	—	—	(0.72)	$42.23	93.96%	$302,584	1.04%	1.04%	1.50%	37%
Hotchkis & Wiley Mid-Cap Value Fund - Class Z
6/30/2025	$53.59	0.76	0.00(f)	0.76	(0.71)	—	—	(0.71)	$53.64	1.33%	$22,640	0.88%	0.88%	1.40%	31%
6/30/2024	$46.38	0.58	6.85	7.43	(0.22)	—	—	(0.22)	$53.59	16.05%	$36,998	0.88%	0.88%	1.14%	28%
6/30/2023	$40.72	0.58	5.36	5.94	(0.28)	—	—	(0.28)	$46.38	14.60%	$30,591	0.88%	0.88%	1.30%	35%
6/30/2022	$42.25	0.29	(1.19)	(0.90)	(0.63)	—	—	(0.63)	$40.72	−2.23%	$30,870	0.87%	0.87%	0.65%	41%
6/30/2021	$22.26	0.56	20.19	20.75	(0.76)	—	—	(0.76)	$42.25	94.35%	$22,879	0.88%	0.88%	1.75%	37%
Hotchkis & Wiley Small Cap Value Fund - Class A
6/30/2025	$75.70	0.42	0.94	1.36	(0.64)	(5.40)	—	(6.04)	$71.02	1.04%	$52,228	1.20%	1.20%	0.56%	41%
6/30/2024	$69.26	0.52	7.28	7.80	(0.37)	(0.99)	—	(1.36)	$75.70	11.41%	$52,298	1.20%	1.20%	0.70%	45%
6/30/2023	$65.67	0.60	11.72	12.32	(0.34)	(8.39)	—	(8.73)	$69.26	19.49%	$50,327	1.21%	1.21%	0.86%	42%
6/30/2022	$68.24	0.16	(2.58)	(2.42)	(0.15)	—	—	(0.15)	$65.67	−3.56%	$33,250	1.21%	1.21%	0.23%	49%
6/30/2021	$38.03	0.14	30.41	30.55	(0.34)	—	—	(0.34)	$68.24	80.58%	$35,039	1.25%	1.25%	0.27%	36%
Hotchkis & Wiley Small Cap Value Fund - Class C
6/30/2025	$57.33	(0.12)	0.85	0.73	(0.41)	(5.40)	—	(5.81)	$52.25	0.28%	$3,317	1.96%	1.96%	(0.22)%	41%
6/30/2024	$53.05	(0.01)	5.53	5.52	(0.25)	(0.99)	—	(1.24)	$57.33	10.60%	$3,441	1.95%	1.95%	(0.02)%	45%
6/30/2023	$52.23	0.08	9.21	9.29	(0.08)	(8.39)	—	(8.47)	$53.05	18.60%	$2,181	1.96%	1.96%	0.15%	42%
6/30/2022	$54.55	(0.27)	(2.05)	(2.32)	—	—	—	—	$52.23	−4.25%	$1,157	1.94%	1.94%	(0.48)%	49%
6/30/2021	$30.49	(0.19)	24.33	24.14	(0.08)	—	—	(0.08)	$54.55	79.25%	$2,026	1.99%	1.99%	(0.46)%	36%
Hotchkis & Wiley Small Cap Value Fund - Class I
6/30/2025	$76.30	0.57	0.97	1.54	(0.81)	(5.40)	—	(6.21)	$71.63	1.25%	$641,874	1.06%	0.99%(e)	0.76%	41%
6/30/2024	$69.72	0.69	7.34	8.03	(0.46)	(0.99)	—	(1.45)	$76.30	11.68%	$697,603	1.05%	0.97%	0.94%	45%
6/30/2023	$66.00	0.74	11.79	12.53	(0.42)	(8.39)	—	(8.81)	$69.72	19.73%	$627,132	1.06%	1.01%	1.07%	42%
6/30/2022	$68.58	0.27	(2.59)	(2.32)	(0.26)	—	—	(0.26)	$66.00	−3.42%	$510,545	1.06%	1.06%	0.38%	49%
6/30/2021	$38.22	0.23	30.56	30.79	(0.43)	—	—	(0.43)	$68.58	80.88%	$512,396	1.07%	1.07%	0.44%	36%

The accompanying notes are an integral part of these financial statements.

46

Hotchkis & Wiley Funds
Financial Highlights (Continued)

		Investment operations			Less distributions from							Supplemental data and ratios
For the year ended	Net asset value, beginning of year	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)	Ratio of expenses to average net assets after expense reimbursement(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate
Hotchkis & Wiley Small Cap Value Fund - Class Z
6/30/2025	$76.32	0.68	0.93	1.61	(0.86)	(5.40)	—	(6.26)	$71.67	1.35%	$46,172	0.89%	0.89%	0.92%	41%
6/30/2024	$69.73	0.81	7.30	8.11	(0.53)	(0.99)	—	(1.52)	$76.32	11.80%	$23,889	0.86%	0.86%	1.08%	45%
6/30/2023	$66.04	0.85	11.78	12.63	(0.55)	(8.39)	—	(8.94)	$69.73	19.90%	$11,434	0.87%	0.87%	1.22%	42%
6/30/2022	$68.62	0.42	(2.60)	(2.18)	(0.40)	—	—	(0.40)	$66.04	−3.22%	$9,394	0.86%	0.86%	0.59%	49%
6/30/2021	$38.23	0.35	30.55	30.90	(0.51)	—	—	(0.51)	$68.62	81.23%	$10,246	0.87%	0.87%	0.65%	36%
Hotchkis & Wiley Small Cap Diversified Value Fund - Class A
6/30/2025	$12.07	0.16	0.02	0.18	(0.08)	(0.67)	—	(0.75)	$11.50	0.75%	$40,858	1.13%	1.06%(e)	1.34%	60%
6/30/2024	$12.16	0.16	0.80	0.96	(0.18)	(0.87)	—	(1.05)	$12.07	8.33%	$46,561	1.12%	1.05%	1.34%	54%
6/30/2023	$11.83	0.18	1.22	1.40	(0.16)	(0.91)	—	(1.07)	$12.16	12.12%	$36,173	1.14%	1.05%	1.54%	52%
6/30/2022	$13.91	0.13	(1.36)	(1.23)	(0.12)	(0.73)	—	(0.85)	$11.83	−9.57%	$5,839	1.15%	1.05%	0.98%	38%
6/30/2021	$7.83	0.11	6.06	6.17	(0.09)	—	—	(0.09)	$13.91	79.09%	$8,668	1.14%	1.05%	0.96%	42%
Hotchkis & Wiley Small Cap Diversified Value Fund - Class I
6/30/2025	$12.18	0.20	0.02	0.22	(0.11)	(0.67)	—	(0.78)	$11.62	1.01%	$500,585	0.88%	0.81%(e)	1.60%	60%
6/30/2024	$12.26	0.19	0.80	0.99	(0.20)	(0.87)	—	(1.07)	$12.18	8.53%	$551,237	0.86%	0.80%	1.59%	54%
6/30/2023	$11.91	0.21	1.24	1.45	(0.19)	(0.91)	—	(1.10)	$12.26	12.47%	$551,324	0.87%	0.80%	1.69%	52%
6/30/2022	$13.99	0.17	(1.38)	(1.21)	(0.14)	(0.73)	—	(0.87)	$11.91	−9.34%	$461,866	0.87%	0.80%	1.26%	38%
6/30/2021	$7.88	0.14	6.07	6.21	(0.10)	—	—	(0.10)	$13.99	79.26%	$427,708	0.87%	0.80%	1.21%	42%
Hotchkis & Wiley Small Cap Diversified Value Fund - Class Z
6/30/2025	$12.17	0.20	0.02	0.22	(0.11)	(0.67)	—	(0.78)	$11.61	1.06%	$189,539	0.78%	0.78%	1.63%	60%
6/30/2024	$12.25	0.20	0.79	0.99	(0.20)	(0.87)	—	(1.07)	$12.17	8.57%	$190,772	0.76%	0.76%	1.64%	54%
6/30/2023	$11.90	0.21	1.24	1.45	(0.19)	(0.91)	—	(1.10)	$12.25	12.54%	$77,815	0.77%	0.77%	1.72%	52%
6/30/2022	$13.99	0.18	(1.39)	(1.21)	(0.15)	(0.73)	—	(0.88)	$11.90	−9.38%	$2,458	0.76%	0.76%	1.33%	38%
6/30/2021	$7.87	0.15	6.07	6.22	(0.10)	—	—	(0.10)	$13.99	79.45%	$1,186	0.77%	0.77%	1.25%	42%
Hotchkis & Wiley Global Value Fund - Class A
6/30/2025	$15.60	0.23	2.03	2.26	(0.18)	(1.88)	—	(2.06)	$15.80	15.70%	$3,066	1.54%	1.20%	1.50%	51%
6/30/2024	$14.30	0.22	2.63	2.85	(0.21)	(1.34)	—	(1.55)	$15.60	21.33%	$2,632	1.51%	1.20%	1.49%	48%
6/30/2023	$12.63	0.13	2.00	2.13	(0.10)	(0.36)	—	(0.46)	$14.30	17.30%	$1,535	1.50%	1.20%	0.96%	39%
6/30/2022	$14.43	0.11	(1.84)	(1.73)	(0.07)	—	—	(0.07)	$12.63	−12.07%	$1,290	1.46%	1.20%	0.73%	38%
6/30/2021	$8.96	0.08	5.54	5.62	(0.15)	—	—	(0.15)	$14.43	63.05%	$1,484	1.48%	1.20%	0.58%	39%
Hotchkis & Wiley Global Value Fund - Class I
6/30/2025	$15.58	0.26	2.04	2.30	(0.22)	(1.88)	—	(2.10)	$15.78	16.00%	$36,763	1.26%	0.95%	1.72%	51%
6/30/2024	$14.31	0.25	2.62	2.87	(0.26)	(1.34)	—	(1.60)	$15.58	21.57%	$34,948	1.24%	0.95%	1.66%	48%
6/30/2023	$12.64	0.16	2.01	2.17	(0.14)	(0.36)	—	(0.50)	$14.31	17.61%	$31,599	1.25%	0.95%	1.17%	39%
6/30/2022	$14.44	0.14	(1.84)	(1.70)	(0.10)	—	—	(0.10)	$12.64	−11.86%	$31,800	1.22%	0.95%	0.98%	38%
6/30/2021	$8.96	0.10	5.56	5.66	(0.18)	—	—	(0.18)	$14.44	63.58%	$36,025	1.29%	0.95%	0.83%	39%
Hotchkis & Wiley International Value Fund - Class I
6/30/2025	$12.81	0.34	2.73	3.07	(0.29)	(1.27)	—	(1.56)	$14.32	26.60%	$4,796	4.34%	0.95%	2.64%	35%
6/30/2024	$12.22	0.33	1.27	1.60	(0.31)	(0.70)	—	(1.01)	$12.81	14.18%	$3,647	4.57%	0.95%	2.66%	35%
6/30/2023	$10.35	0.26	1.96	2.22	(0.23)	(0.12)	—	(0.35)	$12.22	21.88%	$3,310	5.08%	0.95%	2.37%	26%
6/30/2022	$11.66	0.27	(1.41)	(1.14)	(0.17)	—	—	(0.17)	$10.35	−9.82%	$2,708	4.87%	0.95%	2.35%	20%
6/30/2021	$7.59	0.15	4.04	4.19	(0.12)	—	—	(0.12)	$11.66	55.37%	$2,554	5.13%	0.95%	1.56%	29%
Hotchkis & Wiley International Small Cap Diversified Value Fund - Class I
6/30/2025	$12.34	0.28	1.67	1.95	(0.70)	(2.32)	—	(3.02)	$11.27	19.82%	$4,665	4.94%	1.00%(g)	2.45%	63%
6/30/2024	$11.43	0.29	1.41	1.70	(0.51)	(0.28)	—	(0.79)	$12.34	15.63%	$8,063	3.95%	0.99%	2.48%	62%
6/30/2023	$10.29	0.29	1.41	1.70	(0.20)	(0.36)	—	(0.56)	$11.43	17.07%	$6,607	4.59%	0.99%	2.72%	78%
6/30/2022	$14.83	0.25	(2.01)	(1.76)	(0.39)	(2.39)	—	(2.78)	$10.29	−14.28%	$5,709	4.23%	0.99%	1.92%	45%
6/30/2021(h)	$10.00	0.24	4.87	5.11	(0.08)	(0.20)	—	(0.28)	$14.83	51.58%	$6,661	4.27%	0.99%	1.91%	63%
Hotchkis & Wiley Value Opportunities Fund - Class A
6/30/2025	$38.56	0.37	4.69	5.06	(0.39)	(3.28)	—	(3.67)	$39.95	13.31%	$100,388	1.20%	1.20%	0.93%	78%
6/30/2024	$35.34	0.41	5.80	6.21	(0.29)	(2.70)	—	(2.99)	$38.56	18.68%	$101,253	1.18%	1.18%	1.10%	71%
6/30/2023	$29.09	0.26	6.75	7.01	(0.04)	(0.72)	—	(0.76)	$35.34	24.36%	$81,197	1.21%	1.21%	0.80%	88%
6/30/2022	$37.43	0.07	(3.68)	(3.61)	(0.36)	(4.37)	—	(4.73)	$29.09	−11.72%	$70,350	1.20%	1.20%	0.19%	75%
6/30/2021	$22.66	0.43	15.06	15.49	(0.72)	—	—	(0.72)	$37.43	69.24%	$83,243	1.24%	1.24%	1.43%	76%
Hotchkis & Wiley Value Opportunities Fund - Class C
6/30/2025	$34.34	0.06	4.18	4.24	(0.13)	(3.28)	—	(3.41)	$35.17	12.50%	$11,010	1.93%	1.93%	0.17%	78%
6/30/2024	$31.76	0.12	5.20	5.32	(0.04)	(2.70)	—	(2.74)	$34.34	17.85%	$12,237	1.90%	1.90%	0.35%	71%
6/30/2023	$26.37	0.03	6.08	6.11	—	(0.72)	—	(0.72)	$31.76	23.44%	$18,818	1.92%	1.92%	0.10%	88%
6/30/2022	$34.31	(0.18)	(3.31)	(3.49)	(0.08)	(4.37)	—	(4.45)	$26.37	−12.34%	$19,575	1.91%	1.91%	(0.55)%	75%
6/30/2021	$20.87	0.21	13.83	14.04	(0.60)	—	—	(0.60)	$34.31	68.05%	$27,089	1.93%	1.93%	0.76%	76%
Hotchkis & Wiley Value Opportunities Fund - Class I
6/30/2025	$38.61	0.47	4.70	5.17	(0.49)	(3.28)	—	(3.77)	$40.01	13.58%	$542,351	0.97%	0.97%	1.19%	78%
6/30/2024	$35.38	0.50	5.81	6.31	(0.38)	(2.70)	—	(3.08)	$38.61	18.97%	$477,029	0.95%	0.95%	1.35%	71%
6/30/2023	$29.09	0.35	6.74	7.09	(0.08)	(0.72)	—	(0.80)	$35.38	24.67%	$384,206	0.96%	0.96%	1.05%	88%
6/30/2022	$37.42	0.16	(3.67)	(3.51)	(0.45)	(4.37)	—	(4.82)	$29.09	−11.50%	$326,559	0.94%	0.94%	0.44%	75%
6/30/2021	$22.61	0.50	15.06	15.56	(0.75)	—	—	(0.75)	$37.42	69.77%	$390,241	0.94%	0.94%	1.69%	76%

The accompanying notes are an integral part of these financial statements.

47

Hotchkis & Wiley Funds
Financial Highlights (Continued)

		Investment operations			Less distributions from							Supplemental data and ratios
For the year ended	Net asset value, beginning of year	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)	Ratio of expenses to average net assets after expense reimbursement(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate
Hotchkis & Wiley Value Opportunities Fund - Class Z
6/30/2025	$38.63	0.50	4.71	5.21	(0.51)	(3.28)	—	(3.79)	$40.05	13.70%	$71,376	0.88%	0.88%	1.28%	78%
6/30/2024	$35.40	0.53	5.81	6.34	(0.41)	(2.70)	—	(3.11)	$38.63	19.06%	$62,589	0.86%	0.86%	1.43%	71%
6/30/2023	$29.09	0.38	6.74	7.12	(0.09)	(0.72)	—	(0.81)	$35.40	24.74%	$51,068	0.87%	0.87%	1.14%	88%
6/30/2022	$37.43	0.19	(3.68)	(3.49)	(0.48)	(4.37)	—	(4.85)	$29.09	−11.40%	$40,582	0.86%	0.86%	0.52%	75%
6/30/2021	$22.62	0.55	15.04	15.59	(0.78)	—	—	(0.78)	$37.43	69.86%	$43,886	0.87%	0.87%	1.81%	76%
Hotchkis & Wiley High Yield Fund - Class A
6/30/2025	$10.35	0.63	0.24	0.87	(0.63)	—	—	(0.63)	$10.59	8.63%	$27,917	0.98%	0.91%	5.97%	41%
6/30/2024	$10.04	0.62	0.31	0.93	(0.62)	—	—	(0.62)	$10.35	9.48%	$59,081	0.97%	0.92%	6.06%	44%
6/30/2023	$9.75	0.55	0.29	0.84	(0.55)	—	—	(0.55)	$10.04	8.80%	$28,521	0.98%	0.92%	5.52%	36%
6/30/2022	$11.48	0.48	(1.73)	(1.25)	(0.48)	—	—	(0.48)	$9.75	−11.28%	$29,066	0.98%	0.93%	4.33%	40%
6/30/2021	$10.13	0.56	1.33	1.89	(0.54)	—	—	(0.54)	$11.48	19.09%	$39,312	0.97%	0.91%	5.12%	82%
Hotchkis & Wiley High Yield Fund - Class I
6/30/2025	$10.45	0.65	0.25	0.90	(0.66)	—	—	(0.66)	$10.69	8.82%	$449,519	0.78%	0.70%	6.18%	41%
6/30/2024	$10.14	0.64	0.31	0.95	(0.64)	—	—	(0.64)	$10.45	9.68%	$714,184	0.77%	0.70%	6.25%	44%
6/30/2023	$9.83	0.57	0.31	0.88	(0.57)	—	—	(0.57)	$10.14	9.23%	$723,548	0.77%	0.70%	5.73%	36%
6/30/2022	$11.58	0.51	(1.75)	(1.24)	(0.51)	—	—	(0.51)	$9.83	−11.12%	$642,934	0.77%	0.70%	4.56%	40%
6/30/2021	$10.22	0.59	1.34	1.93	(0.57)	—	—	(0.57)	$11.58	19.32%	$857,715	0.75%	0.70%	5.34%	82%
Hotchkis & Wiley High Yield Fund - Class Z
6/30/2025	$10.45	0.68	0.23	0.91	(0.67)	—	—	(0.67)	$10.69	8.94%	$298,236	0.67%	0.60%	6.40%	41%
6/30/2024	$10.14	0.65	0.31	0.96	(0.65)	—	—	(0.65)	$10.45	9.90%	$124,439	0.65%	0.60%	6.34%	44%
6/30/2023	$9.83	0.58	0.31	0.89	(0.58)	—	—	(0.58)	$10.14	9.23%	$149,231	0.66%	0.60%	5.84%	36%
6/30/2022	$11.58	0.52	(1.75)	(1.23)	(0.52)	—	—	(0.52)	$9.83	−11.04%	$131,847	0.65%	0.60%	4.66%	40%
6/30/2021	$10.22	0.61	1.33	1.94	(0.58)	—	—	(0.58)	$11.58	19.44%	$211,034	0.65%	0.60%	5.56%	82%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(e)
The ratio of expenses to average net assets after expense reimbursement excluding ReFlow fees was 1.05% for Hotchkis & Wiley Large Cap Disciplined Value Fund - Class A, 0.97% for Hotchkis & Wiley Small Cap Value Fund - Class I, 1.05% for Hotchkis & Wiley Small Cap Diversified Value Fund - Class A and 0.80% for Hotchkis & Wiley Small Cap Diversified Value Fund - Class I.

(f)	Amount represents less than $0.005 per share.
(g)	The ratio of expenses to average net assets after expense reimbursement excluding overdraft fees was 0.99%.
(h)	Period from June 30, 2020 (commencement of operations) to June 30, 2021.
The accompanying notes are an integral part of these financial statements.

48

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025
NOTE 1. ORGANIZATION.
Hotchkis & Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of twelve series. The Hotchkis & Wiley Large Cap Disciplined Value Fund, the Hotchkis & Wiley Large Cap Fundamental Value Fund, the Hotchkis & Wiley Mid-Cap Value Fund, the Hotchkis & Wiley Small Cap Value Fund, the Hotchkis & Wiley Small Cap Diversified Value Fund, the Hotchkis & Wiley Global Value Fund, the Hotchkis & Wiley International Value Fund, the Hotchkis & Wiley International Small Cap Diversified Value Fund and the Hotchkis & Wiley High Yield Fund (collectively, the “H&W Funds”) are each a diversified series and the Hotchkis & Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the “Funds”) is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the “Mercury HW Funds”). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis & Wiley Core Value Fund was renamed the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley All Cap Value Fund was renamed the Hotchkis & Wiley Value Opportunities Fund. On August 29, 2024, the Hotchkis & Wiley Diversified Value Fund was renamed the Hotchkis & Wiley Large Cap Disciplined Value Fund and the Hotchkis & Wiley Large Cap Value Fund was renamed the Hotchkis & Wiley Large Cap Fundamental Value Fund. Two other series of the Trust are included in separate reports.
The Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund and High Yield Fund have three authorized classes of shares: Class I, Class A and Class Z. The Small Cap Value Fund and Value Opportunities Fund have four authorized classes of shares: Class I, Class A, Class C and Class Z. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A and Class C shares bear certain expenses related to the distribution and servicing expenditures. Currently, the International Value Fund and International Small Cap Diversified Value Fund are not offering Class A shares to investors and the Large Cap Disciplined Value Fund, Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund are not offering Class Z shares to investors. Effective May 31, 2024, Class C shares converted to Class A shares for the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund and High Yield Fund.
Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Funds.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining each Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Funds’ “valuation designee” to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. The Advisor, as the Funds’ valuation designee, has established procedures for its fair valuation of the Funds’ portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

49

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).
For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Funds generally utilize a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Funds’ net asset values may differ from quoted or official closing prices.
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following tables present the valuation levels of each Fund’s assets as of June 30, 2025:
Large Cap Disciplined Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$79,972,669	$—	$—	$79,972,669
Investments Purchased with Proceeds from Securities Lending	295,680	—	—	295,680
Time Deposits	—	1,100,511	—	1,100,511
Total Investments	$80,268,349	$1,100,511	$—	$81,368,860

Large Cap Fundamental Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$367,115,413	$—	$—	$367,115,413
Investments Purchased with Proceeds from Securities Lending	1,827,840	—	—	1,827,840
Time Deposits	—	1,942,046	—	1,942,046
Total Investments	$368,943,253	$1,942,046	$—	$370,885,299

50

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
Mid-Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$358,166,214	$—	$—	$358,166,214
Real Estate Investment Trusts - Common	1,614,384	—	—	1,614,384
Investments Purchased with Proceeds from Securities Lending	4,424,397	—	—	4,424,397
Time Deposits	—	19,676,897	—	19,676,897
Total Investments	$364,204,995	$19,676,897	$—	$383,881,892

Small Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$723,659,485	$—	$—	$723,659,485
Real Estate Investment Trusts - Common	2,446,167	—	—	2,446,167
Investments Purchased with Proceeds from Securities Lending	2,229,135	—	—	2,229,135
Time Deposits	—	19,006,362	—	19,006,362
Total Investments	$728,334,787	$19,006,362	$—	$747,341,149

Small Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$693,865,287	$—	$—	$693,865,287
Real Estate Investment Trusts - Common	21,749,805	—	—	21,749,805
Investments Purchased with Proceeds from Securities Lending	9,537,888	—	—	9,537,888
Time Deposits	—	15,392,037	—	15,392,037
Total Investments	$725,152,980	$15,392,037	$—	$740,545,017

Global Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$26,950,817	$11,003,158	$—	$37,953,975
Preferred Stocks	—	315,575	—	315,575
Time Deposits	—	1,009,396	—	1,009,396
Total Investments	$26,950,817	$12,328,129	$—	$39,278,946

International Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$470,613	$3,997,539	$—	$4,468,152
Preferred Stocks	—	42,437	—	42,437
Time Deposits	—	452,235	—	452,235
Total Investments	$470,613	$4,492,211	$—	$4,962,824

51

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
International Small Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$618,735	$3,881,965	$—	$4,500,700
Real Estate Investment Trusts - Common	69,939	38,072	—	108,011
Time Deposits	—	57,367	—	57,367
Total Investments	$688,674	$3,977,404	$—	$4,666,078

Value Opportunities

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$599,185,123	$79,592,995	$8,866,693	$687,644,811
Exchange Traded Funds	12,913,212	—	—	12,913,212
Preferred Stocks	3,062,307	—	—	3,062,307
Bank Loans	—	1,079,915	1,685,735	2,765,650
Real Estate Investment Trusts - Common	946,176	—	—	946,176
Investments Purchased with Proceeds from Securities Lending	1,962,150	—	—	1,962,150
Time Deposits	—	16,559,120	—	16,559,120
Total Investments	$618,068,968	$97,232,030	$10,552,428	$725,853,426

High Yield

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$663,596,099	$—	$663,596,099
Convertible Bonds	—	—	9,962,745	9,962,745
Bank Loans	—	51,277,284	1,162,631	52,439,915
Common Stocks	1,005,323	—	5,494,902	6,500,225
Convertible Preferred Stocks	5,231,240	—	—	5,231,240
Real Estate Investment Trusts - Preferred	2,500,243	—	—	2,500,243
Money Market Funds	16,905,895	—	—	16,905,895
Time Deposits	—	12,800,694	—	12,800,694
Total Investments	$25,642,701	$727,674,077	$16,620,278	$769,937,056

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
The following table provides information about the Level 3 values, as well as their inputs, as of June 30, 2025:

	Fair Value at June 30, 2025	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input
Value Opportunities
Common Stocks	$4,225	Estimated recovery value	Probability of asset recovery	$0.60	Increase
	8,862,467	Market comparable companies	EBIT multiple	8.9x - 10.2x (10.1x)	Increase
Total Common Stocks	8,866,692
Bank Loans	1,685,735	Market comparable securities	N/A	$100.00	Increase
	$10,552,427

52

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)

	Fair Value at June 30, 2025	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input
High Yield
Bank Loans	$1,162,631	Market comparable securities	N/A	$100.00	Increase
Convertible Bonds	9,962,745	Estimated recovery value	Probability of asset recovery	$100.00	Increase
Common Stocks	69,676	Estimated recovery value	Probability of asset recovery	$0.00 - $0.60 ($0.60)	Increase
	5,425,226	Market comparable companies	EBIT multiple	10.2x	Increase
Total Common Stocks	5,494,902
	$16,620,278

*	Unobservable inputs were weighted by the fair value of the investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Value Opportunities
	Common Stocks	Bank Loans	Total
Balance at June 30, 2024	$10,984,908	$2,649,013	$13,633,921
Purchases	—	—	—
Sales	—	(963,278)	(963,278)
Accrued discounts (premiums)	—	—	—
Realized gains (losses)	—	—	—
Change in unrealized appreciation/depreciation	(3,114,458)	—	(3,114,458)
Transfers into Level 3	996,242	—	996,242
Balance at June 30, 2025	$8,866,692	$1,685,735	$10,552,427
Change in unrealized appreciation/depreciation for Level 3 assets held at June 30, 2025	$(3,114,458)	$—	$(3,114,458)

	High Yield
	Bank Loans	Convertible Bonds	Common Stocks	Total
Balance at June 30, 2024	$1,826,992	$9,480,821	$7,642,900	$18,950,713
Purchases	—	481,924	—	481,924
Sales	(664,361)	—	—	(664,361)
Accrued discounts (premiums)	—	—	—	—
Realized gains (losses)	—	—	—	—
Change in unrealized appreciation/depreciation	—	—	(2,147,998)	(2,147,998)
Transfers into Level 3	—	—	—	—
Balance at June 30, 2025	$1,162,631	$9,962,745	$5,494,902	$16,620,278
Change in unrealized appreciation/depreciation forLevel 3 assets held at June 30, 2025	$—	$—	$(2,147,998)	$(2,147,998)

Income and Expense Allocation. Expenses incurred by or attributable to a specific Fund are allocated entirely to that Fund. Expenses incurred by the Trust which do not relate to a specific Fund or Funds are allocated among the Funds per capita. Alternatively, such expenses may be allocated based upon the Funds’ relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.

53

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
For all Funds, except the High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective class). For the High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective class).
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the High Yield Fund and declared and paid annually for the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses and do not isolate the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.
Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statements of Assets & Liabilities.
Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
Options. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Funds may purchase call options on securities and security indexes. A Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain

54

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.
When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Statements of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid for the put option. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call option. The Funds did not have any outstanding options as of June 30, 2025.
Futures Contracts. The Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund, Value Opportunities Fund and High Yield Fund are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. The Funds did not enter into any futures contracts during the year ended June 30, 2025.
Credit Default Swap Contracts. The Value Opportunities Fund and High Yield Fund may enter into credit default swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. In the event of default, the seller must pay the buyer a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index. Credit default swaps involve greater risks than if the Fund invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The Advisor, on behalf of the Value Opportunities Fund and High Yield Fund, is party to an International Swap Dealers Association, Inc. Master Agreement (“ISDA Master Agreement”) with each of Goldman Sachs International and JPMorgan Chase Bank, N.A. that governs transactions, such as over-the-counter swap contracts, entered into by the Funds and the counterparty. The ISDA Master Agreement contains provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle the counterparty to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement.
Upon entering into swap agreements, the Value Opportunities Fund and High Yield Fund will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap whether the Fund is buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering

55

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
into credit default swaps, the Fund will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Fund. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Fund has recourse against any collateral posted to it by the counterparty. When entering into swap agreements as a seller, the notional amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same reference entity. Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. The Funds did not enter into any credit default swap contracts during the year ended June 30, 2025.
Derivative Instruments. The Funds have adopted authoritative standards regarding disclosures about derivatives and how they affect the Funds’ Statements of Assets & Liabilities and Statements of Operations.
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the year ended June 30, 2025:
Realized Gain (Loss) on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$(9,199,653)*

*	Included with net realized gain (loss) from investments in unaffiliated securities.
Change in Unrealized Appreciation (Depreciation) on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$448,963*

*	Included with net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.
The following is a summary of the Funds’ average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the year ended June 30, 2025:
Average Quarterly Balance of Outstanding Derivatives

Value Opportunities
Equity Contracts:
Average Number of Contracts — Purchased Put Options	2,019
Average Notional Amount — Purchased Put Options	$37,277,949

Offsetting Assets and Liabilities. The Funds are subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Funds do not offset financial assets and liabilities that are subject to master netting arrangements in the Statements of Assets & Liabilities.

56

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
The following is a summary of the arrangements subject to offsetting as of June 30, 2025:

		Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Received*	Net Amount
Securities Lending:
Large Cap Disciplined Value	$289,443	$—	$(289,443)	$—
Large Cap Fundamental Value	1,789,284	—	(1,789,284)	—
Mid-Cap Value	4,330,407	—	(4,330,407)	—
Small Cap Value	2,106,788	—	(2,106,788)	—
Small Cap Diversified Value	9,320,584	—	(9,320,584)	—
Value Opportunities	1,923,375	—	(1,923,375)	—

*	Actual collateral received is greater than the amount shown due to overcollateralization.
NOTE 2. FEES AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into Investment Advisory Agreements for each of the Funds with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds’ investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives an Advisory fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s daily net assets. During the year ended June 30, 2025, the Advisor contractually agreed to waive its Advisory fees or reimburse regular Fund operating expenses so that a Fund’s annual operating expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) will be limited to the annual rates presented below as applied to such Fund’s and share class’s average daily net assets.

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Annual Advisory Fee Rate	0.70%[1]	0.70%[2]	0.75%[3]	0.75%	0.65%	0.75%	0.80%	0.80%	0.75%	0.55%
Annual cap on expenses - Class I	0.80%	0.95%	1.05%	0.97%	0.80%	0.95%	0.95%	0.99%	1.15%	0.70%
Annual cap on expenses - Class A	1.05%	1.20%	1.30%	1.22%	1.05%	1.20%	1.20%	1.24%	1.40%	0.95%
Annual cap on expenses - Class C	n/a	n/a	n/a	1.97%	n/a	n/a	n/a	n/a	2.15%	n/a
Annual cap on expenses - Class Z	0.80%	0.95%	1.05%	0.97%	0.80%	0.95%	0.95%	0.99%	1.15%	0.60%

[1]	The Annual Advisory Fee Rate is 0.70% for the first $250 million in assets, 0.60% for the next $250 million in assets and 0.50% thereafter.
[2]	The Annual Advisory Fee Rate is 0.70% for the first $500 million in assets, 0.60% for the next $500 million in assets and 0.55% thereafter.
[3]	The Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% thereafter.

57

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds (“Quasar” or the “Distributor”). Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A and Class C shareholders.
Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within “Shareholder servicing costs” in the Statements of Operations. Class Z shares are not subject to these fees.
The Funds are permitted to purchase securities from or sell securities to another Fund or affiliated person under procedures adopted by the Board. During the year ended June 30, 2025, the Funds did not have any of these purchases and sales.
NOTE 3. INVESTMENTS
Purchases and sales of investment securities, excluding short-term investments, for the year ended June 30, 2025 were as follows:

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Purchases	$31,945,068	$150,608,058	$123,043,530	$320,306,898	$485,098,880	$18,880,695	$1,407,054	$3,549,645	$519,323,022	$349,714,991
Sales	70,941,320	160,069,464	187,797,913	345,705,475	535,022,031	22,241,301	1,308,990	7,459,880	531,570,179	489,779,471

The Funds did not have any purchases or sales of U.S. Government securities for the year ended June 30, 2025.
NOTE 4. FEDERAL INCOME TAXES
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

58

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
The following information is presented on an income tax basis as of June 30, 2025:

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Tax cost of investments	$69,517,668	$318,133,880	$389,965,269	$728,435,016	$781,454,646	$32,581,336	$3,996,179	$4,156,844	$625,561,922	$823,239,927
Gross unrealized appreciation	18,413,935	84,476,952	77,666,273	134,831,980	86,358,927	8,196,721	1,218,210	839,766	129,299,484	19,103,052
Gross unrealized depreciation	(6,562,743)	(31,725,533)	(83,749,650)	(115,925,847)	(127,268,556)	(1,496,601)	(250,448)	(328,933)	(28,989,889)	(72,405,925)
Net unrealized appreciation (depreciation)	11,851,192	52,751,419	(6,083,377)	18,906,133	(40,909,629)	6,700,120	967,762	510,833	100,309,595	(53,302,873)
Distributable ordinary income (as of 6/30/25)*	—	3,147,530	4,886,311	4,009,270	6,229,907	551,669	90,440	104,248	5,624,241	1,094,386
Distributable long-term gains (as of 6/30/25)	—	16,757,885	—	—	—	1,624,797	201,467	88,688	6,155,278	—
Total distributable earnings	—	19,905,415	4,886,311	4,009,270	6,229,907	2,176,466	291,907	192,936	11,779,519	1,094,386
Other accumulated gain (loss)	(2,469,576)	(990,034)	(142,429,280)	(19,093,992)	(6,878,244)	—	(3,542)	(19,768)	(721,303)	(391,356,212)
Total accumulated gain (loss)	$9,381,616	$71,666,800	$(143,626,346)	$3,821,411	$(41,557,966)	$8,876,586	$1,256,127	$684,001	$111,367,811	$(443,564,699)

*	Includes distributable short-term gains of $66,302 for the Global Value Fund.
As of the close of business on December 31, 2012, in exchange for shares the Advisor transferred assets valued at $1,132,946 to the Global Value Fund. As a result of the tax-deferred transfers, the Global Value Fund acquired $50,230 of unrealized appreciation for tax purposes. As of June 30, 2025, the Global Value Fund no longer held securities relating to the transfers.
As of the close of business on June 30, 2014, in exchange for shares Stephens Investment Holdings LLC transferred assets valued at $5,038,896 to the Small Cap Diversified Value Fund. As a result of the tax-deferred transfers, the Small Cap Diversified Value Fund acquired $592,438 of unrealized appreciation for tax purposes. As of June 30, 2025, the Small Cap Diversified Value Fund held securities with $9,238 of net unrealized appreciation relating to the transfers.
On the Statements of Assets & Liabilities, the following adjustments were made for permanent tax differences. These differences are due primarily to differing treatment for items such as equalization and redemption in-kind transactions.

	Additional paid-in capital	Total accumulated distributable earnings (losses)
Large Cap Disciplined Value	$2,124,639	$(2,124,639)
Large Cap Fundamental Value	11,220,496	(11,220,496)
Mid-Cap Value	—	—
Small Cap Value	56,668,777	(56,668,777)
Small Cap Diversified Value	48,402,178	(48,402,178)
Global Value	459,055	(459,055)
International Value	—	—
International Small Cap Diversified Value	140,506	(140,506)
Value Opportunities	34,715,656	(34,715,656)
High Yield	—	—

59

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
The tax components of distributions paid during the fiscal years ended June 30, 2025 and 2024, capital loss carryovers as of June 30, 2025, and any tax basis late year losses as of June 30, 2025, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2025							June 30, 2024
	Ordinary Income Distributions	Return of Capital	Long-Term Capital Gains Distributions	Short-Term Capital Loss Carryovers[1]	Long-Term Capital Loss Carryovers[2]	Capital Loss Carryovers Utilized	Late Year Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Large Cap Disciplined Value	$2,405,876	$9,724,714	$—	$697,056	$1,772,520	$9,355,082	$—	$1,589,935	$—
Large Cap Fundamental Value	6,233,653	—	33,554,845	—	—	—	990,034 [3]	5,693,697	33,320,090
Mid-Cap Value	4,667,743	—	—	73,379,100	69,050,180	55,327,819	—	1,203,269	—
Small Cap Value	23,156,344	—	40,759,335	—	—	—	19,070,394 [4]	7,137,121	7,893,778
Small Cap Diversified Value	17,109,734	—	35,078,012	—	—	—	6,878,244 [3]	31,751,876	32,753,872
Global Value	1,349,640	—	3,748,914	—	—	—	—	579,768	3,001,856
International Value	105,813	—	338,133	—	—	—	3,542 [3]	109,301	172,471
International Small Cap Diversified Value	476,148	—	633,886	—	—	—	19,768 [3]	454,903	—
Value Opportunities	14,107,815	—	47,319,554	—	—	—	717,058[3]	17,192,487	30,766,728
High Yield[5]	54,531,072	—	—	12,062,845	378,190,467	—	—	57,749,731	—

[1]	Short-term with no expiration.
[2]	Long-term with no expiration.
[3]	Short-term post-October loss.
[4]	Short-term post-October loss of $9,995,774 and long-term post-October loss of $9,074,620.
[5]
The High Yield Fund inherited a short-term capital loss carryover of $922,717 and a long-term capital loss carryover of $3,566,005 as a result of the reorganization of the Hotchkis & Wiley Capital Income Fund into the High Yield Fund, which are included in the totals. These capital loss carryovers are further subject to an annual limitation of $171,228 pursuant to Internal Revenue Code Section 382.

As of and during the year ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2025, the Funds did not incur any interest or penalties. The tax years ended June 30, 2022 through June 30, 2025 remain open and subject to examination by tax jurisdictions.
NOTE 5. INVESTMENTS IN AFFILIATED ISSUERS
An issuer in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of each Fund’s investments in securities of affiliated issuers held during the year ended June 30, 2025, is set forth below:
Small Cap Value

Issuer Name	Value at June 30, 2024	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at June 30, 2025	Dividends	Shares Held at June 30, 2025
Hudson Global, Inc.+	$2,449,310	$—	$(121,875)	$(2,221,454)	$1,037,423	$1,143,404	$ —	134,360
Stagwell, Inc.*	37,676,408	4,132,042	(1,057,192)	53,417	(12,737,064)	28,067,611	—	6,237,247
	$40,125,718	$4,132,042	$(1,179,067)	$(2,168,037)	$(11,699,641)	$29,211,015	$—

+	Issuer was not an affiliate as of June 30, 2025.
*	Issuer was not an affiliate as of June 30, 2024 or June 30, 2025.

60

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
Value Opportunities

Issuer Name	Value at June 30, 2024	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at June 30, 2025	Dividends	Shares Held at June 30, 2025
Iracore Investments
Holdings, Inc	$10,980,683	$ —	$ —	$ —	$(3,114,458)	$7,866,225	$ —	32,422
	$10,980,683	$—	$—	$—	$(3,114,458)	$7,866,225	$—

High Yield

Issuer Name	Value at June 30, 2024	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at June 30, 2025	Dividends	Shares Held at June 30, 2025
Iracore Investments
Holdings, Inc	$7,573,224	$ —	$ —	$—	$(2,147,998)	$5,425,226	$ —	22,361
Metals Recovery
Holdings LLC	69,676	—	—	—	—	69,676	—	116,127
PetroQuest Energy, Inc.+	0	—	—	(23,022,611)	23,022,611	—	—	—
	$7,642,900	$—	$—	$(23,022,611)	$20,874,613	$5,494,902	$—

+	Issuer was not an affiliate as of June 30, 2025.
NOTE 6. SECURITIES LENDING
The Trust, on behalf of the Funds, entered into a securities lending arrangement with Brown Brothers Harriman & Co. (the “Custodian”). Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest. The total market value of securities on loan for each Fund is disclosed on the Schedule of Investments. The cash collateral is invested in short-term instruments as noted on the Schedule of Investments. The contractual maturity of the cash collateral received under the securities lending agreement is classified as overnight and continuous. Income earned from these investments is included in “Securities lending income” in the Statements of Operations and is allocated to each Fund based on each Fund’s proportion of the total cash collateral received. Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, the Custodian has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the applicable Fund.
NOTE 7. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At June 30, 2025, the Funds did not have any outstanding bridge loan commitments.
Unfunded loan commitments are contractual obligations for funding to a borrower. At June 30, 2025, the Funds did not have any outstanding unfunded loan commitments.

61

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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
NOTE 8. RISK FACTORS
Investing in a Fund may involve certain risks including, but not limited to, those described below.
Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
The prices of, and the income generated by, most debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
Certain Funds may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country.
Certain Funds invest a significant portion of their assets in companies in the financial sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Funds are subject to management risk because each Fund is an actively managed investment portfolio. Consequently, the Funds are subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Funds.
The prices of, and the income generated by, securities held by a Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and net asset value (“NAV”). These redemptions may also force the Fund to sell securities.
NOTE 9. CLASS C SHARES
The Board approved closing the Class C shares of the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund and High Yield Fund and converting Class C shares to Class A shares of each respective Fund effective on May 31, 2024 (the “Conversion”). The Conversion was accomplished by a tax-free exchange of Class C shares for Class A shares in the following amounts and at the following conversion ratios:

	Class C Prior to Conversion		Conversion Ratio	Class A Shares
	Dollars	Shares
Large Cap Disciplined Value	$585,816	18,764	1.001636	18,795
Large Cap Fundamental Value	2,928,480	67,703	0.991691	67,140
Mid-Cap Value	3,965,899	85,609	0.856339	73,310
High Yield	474,575	45,557	1.009252	45,979

62

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
NOTE 10. REFLOW LIQUIDITY PROGRAM
A Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle that business day. A Fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net shareholder purchases at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in a Fund and may request that such redemption be met in-kind in accordance with redemption in-kind policies described in the Prospectus.
The fees paid to ReFlow are included in “ReFlow fees” in the Statements of Operations. The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. During the year ended June 30, 2025, the Funds’ activity is as follows:

	Capital Provided	Capital Provided in Shares	In-Kind Redemptions	Cash Redemptions	Total Redemptions	Realized Capital Gains	Fees	Expense Ratio Impact
Large Cap Disciplined Value	$3,491,366	121,538	$3,335,646	$144,658	$3,480,304	$2,280,798	$4,892	0.01%
Large Cap Fundamental Value	10,598,375	263,978	10,371,158	390,468	10,761,626	7,480,570	14,846	0.00%
Small Cap Value	89,133,846	1,256,654	84,114,766	5,356,758	89,471,524	53,419,313	132,463	0.02%
Small Cap Diversified Value	77,241,672	6,388,245	74,073,052	3,713,983	77,787,035	42,228,989	122,209	0.01%
Global Value	570,202	38,670	567,539	22,572	590,111	395,842	798	0.00%
Value Opportunities	64,820,987	1,658,022	52,813,461	11,989,550	64,803,011	27,717,604	105,113	0.02%

NOTE 11. SEGMENT REPORTING
In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense

63

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statements of operations.
NOTE 12. SUBSEQUENT EVENTS
The Board approved a reduction in the annual advisory fee rate and annual cap on expenses for certain Funds to be effective August 29, 2025.

	Global Value	International Value	International Small Cap Diversified Value
Annual Advisory Fee Rate	0.55%	0.55%	0.70%
Annual Cap on Expenses – Class I	0.70%	0.70%	0.89%
Annual Cap on Expenses – Class A	0.95%	0.95%	1.14%
Annual Cap on Expenses – Class Z	0.70%	0.70%	0.89%

Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that there are no other events that require recognition or disclosure in the financial statements.
NOTE 13. FEDERAL TAX DISCLOSURE (UNAUDITED)
The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2025.
For the year ended June 30, 2025, the following percentages of ordinary distributions paid qualify for the dividend received deduction available to corporate shareholders: Large Cap Disciplined Value Fund — 100.00%, Large Cap Fundamental Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 64.40%, Small Cap Diversified Value Fund — 75.13%, Global Value Fund — 33.74%, International Value Fund — 0.00%, International Small Cap Diversified Value Fund — 0.00%, Value Opportunities Fund — 65.32%, High Yield Fund — 0.14%.
For the year ended June 30, 2025, the following percentages of ordinary distributions paid are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Large Cap Disciplined Value Fund — 100.00%, Large Cap Fundamental Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 66.86%, Small Cap Diversified Value Fund — 76.40%, Global Value Fund — 90.47%, International Value Fund — 100.00%, International Small Cap Diversified Value Fund — 64.29%, Value Opportunities Fund — 100.00%, High Yield Fund — 0.14%. Shareholders should consult their tax advisors.
For the year ended June 30, 2025, the International Value Fund and International Small Cap Diversified Value Fund earned foreign source income of $147,998 and $224,407, respectively, and paid foreign taxes of $16,468 and $30,073, respectively, which each Fund intends to pass through to shareholders pursuant to Section 853 of the Internal Revenue Code.
Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2025, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Large Cap Disciplined Value Fund — 3.07%, Large Cap Fundamental Value Fund — 7.17%, Mid-Cap Value Fund — 7.26%, Small Cap Value Fund — 4.11%, Small Cap Diversified Value Fund — 3.37%, Global Value Fund — 3.39%, International Value Fund — 3.72%, International Small Cap Diversified Value Fund — 1.68%, Value Opportunities Fund — 6.76%, High Yield Fund — 100.00%.
For the year ended June 30, 2025, the following percentages of ordinary income distributions paid are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c): Large Cap Disciplined Value Fund — 22.79%, Large Cap Fundamental Value Fund — 8.29%, Mid-Cap Value Fund — 0.00%, Small Cap Value Fund — 64.49%, Small Cap Diversified Value Fund — 56.79%, Global Value Fund — 60.71%, International Value Fund — 22.60%, International Small Cap Diversified Value Fund — 46.04%, Value Opportunities Fund — 45.81%, High Yield Fund — 0.00%.

64

HOTCHKIS & WILEY FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
of Hotchkis & Wiley Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets & liabilities of Hotchkis & Wiley Funds (the “Funds”) comprising the Large Cap Disciplined Value Fund (formerly known as Diversified Value Fund), Large Cap Fundamental Value Fund (formerly known as Large Cap Value Fund), Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund, Value Opportunities Fund, and High Yield Fund, including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to International Small Cap Diversified Value Fund, the financial highlights for each of the four years in the period ended June 30, 2025, and for the period from June 30, 2020 (commencement of operations) through June 30, 2021), and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Hotchkis & Wiley Funds, as of June 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to International Small Cap Diversified Value Fund, the financial highlights for each of the four years in the period ended June 30, 2025, and for the period from June 30, 2020 (commencement of operations) through June 30, 2021), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 21, 2025
We have served as the auditor of one or more Hotchkis & Wiley Funds investment companies since 2012.

65

HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Compliance fees” and “Trustees’ fees” in the annual financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS
Background and Approval Process
Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the Hotchkis and Wiley Large Cap Disciplined Value Fund, the Hotchkis and Wiley Large Cap Fundamental Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund, the Hotchkis and Wiley Small Cap Value Fund, the Hotchkis and Wiley Small Cap Diversified Value Fund, the Hotchkis and Wiley Global Value Fund, the Hotchkis and Wiley International Value Fund, the Hotchkis and Wiley International Small Cap Diversified Value Fund, the Hotchkis and Wiley Value Opportunities Fund and the Hotchkis and Wiley High Yield Fund (each a “Fund” and collectively the “Funds”) pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Hotchkis and Wiley Funds (the “Trust”), of which each Fund is a series. The Advisory Agreements were initially approved by the Board of Trustees of the Trust at the inception of each Fund and continue thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreements for each Fund were renewed by the Board at a meeting held in May 2025.
As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of each Fund relative to its respective peer group and benchmark index(es), (iii) the advisory fees and expense ratios of each Fund as compared to the advisory fees and expense ratios of funds in its peer group, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of each Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to each Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Funds.
The Independent Trustees met with their independent legal counsel prior to the May 2025 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance.
At the May 2025 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to renew each Advisory Agreement.

66

HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited) (Continued)
In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent and Quality of Services
As part of the Board’s decision-making process, the Board noted that the Advisor and its predecessors have managed the Funds and their predecessors since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Funds. The Board also considered that shareholders invest in a Fund specifically seeking the Advisor’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this connection, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.
The Board reviewed information regarding various services provided by the Advisor to the Funds, including an organizational chart and background information on personnel performing such services. The Board also reviewed each Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board also considered the portfolio managers’ significant investments in the Funds. The Board considered the Trust’s compliance program and the resultant compliance by the Funds and the Advisor with legal requirements.
The Board also considered other non-advisory services provided by the Advisor to the Funds, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.
Based on its review, the Board concluded that the nature, extent and quality of services provided to each Fund under its Advisory Agreement were satisfactory.
Investment Performance of the Funds and the Advisor
The Board noted that it reviews data on the short-term and longer-term total returns of the Funds in connection with each quarterly Board meeting. For the contract review meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of mutual fund data, that compared the annualized total returns of Class I shares of each Fund to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (each a “Peer Group”), and to the annualized total returns of the Fund’s primary and secondary (for Funds that have secondary benchmarks) benchmark indexes for the one-, three-, five- and ten-year periods, as applicable, ended December 31, 2024 and for the three- and six-month, one-, three-, five- and ten-year periods, as applicable, ended March 31, 2025. The Board noted that the Peer Groups were reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting. The Board also considered that the International Small Cap Diversified Value Fund commenced operations on June 30, 2020 and does not have five years of performance history as of December 31, 2024.
The Board noted that all Funds underperformed the median returns of their respective primary benchmarks for the one-year period except for the High Yield Fund; all Funds outperformed the median returns of their respective primary benchmarks for the 3-year period except for the Large Cap Fundamental Value Fund, Small Cap Diversified Value Fund, International Value Fund and International Small Cap Diversified Value Fund; all Funds with a five-year performance history underperformed the median returns of their respective primary benchmarks for the five-year period except for the International Value Fund and High Yield Fund; and all Funds with a ten-year performance history underperformed the median returns of their respective primary benchmarks for the ten-year period except for the High Yield Fund.
The Board noted that the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Global Value Fund and International Value Fund outperformed the median returns of their respective Peer Group for the one-year period; all Funds outperformed the median returns of their respective Peer Group for the three-year period; all Funds with a five-year performance history outperformed the median returns of their respective Peer Group for the five-year period except the Small Cap Diversified Value Fund; and all Funds with a ten-year performance history outperformed the median returns of their

67

HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited) (Continued)
respective Peer Group for the ten-year period except the Large Cap Fundamental Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, and High Yield Fund. The Board considered that the Advisor had been consistent in its approach to managing the Funds. The Board concluded that the Advisor’s services in managing each Fund’s portfolio were satisfactory.
Fees, Expenses and Profitability
The Board reviewed advisory fee and expense data using information provided by Morningstar, Inc., contained in the Report, including information regarding applicable expense limitations for the Funds’ Class I shares. The Board reviewed data in the Report showing how each Fund’s advisory fee and Class I shares’ expense ratio compared to those of the funds in its Peer Group using similar share classes. The Board also reviewed information provided by the Advisor on management fees charged by the Advisor for sub-advisory services it provides to other mutual funds and management fees it charges to its separate account clients with investment objectives and policies similar to those of the Funds. The Board considered a list of the many additional functions that the Advisor performs for the Funds that the Advisor does not perform for its separate account and sub-advisory clients, and noted it is generally acknowledged that managing mutual funds subjects an investment adviser to more legal and regulatory risk than is the case with separate accounts.
With respect to the advisory fee for each Fund, the Board noted that the Report showed that the Large Cap Disciplined Value, Large Cap Fundamental Value, Small Cap Diversified Value, and Value Opportunities Funds’ contractual advisory fees were higher than the median contractual advisory fees of their respective Peer Group, that the Small Cap Value, Global Value, and International Small Cap Diversified Value Funds’ contractual advisory fees were lower than the median contractual advisory fees of their respective Peer Group, and that the Mid-Cap Value, International Value, and High Yield Funds’ contractual advisory fees were the same as the median contractual advisory fees of their respective Peer Group. The Board also noted that the net expense ratios, after implementation of the expense caps for the Class I shares of all the Funds were above the median net expense ratio of their Peer Group, except for the Small Cap Diversified Value Fund and International Small Cap Diversified Value Fund. The Board noted that the Advisor uses a fundamental research-intensive process. The Board considered the expense caps put in place by the Advisor for each Fund (as further described below). The Board concluded that the advisory fee was fair and reasonable for each Fund in light of the nature, extent and quality of services provided by the Advisor.
The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the methodology for allocating expenses. The Board reviewed data regarding the Advisor’s variable expenses and fixed expenses. The Board considered that in 2024, as in recent prior years, the Advisor had absorbed costs above expense caps for which it would not be reimbursed for the Large Cap Disciplined Value, Large Cap Fundamental Value, Small Cap Value, Small Cap Diversified Value, Global Value, International Value, International Small Cap Diversified Value and High Yield Funds. The Board considered that the Advisor has agreed to continue the expense caps for the share classes of each Fund through at least August 29, 2026. The Board also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Board noted the importance of the Advisor’s profitability—which is derived solely from investment management fees – in maintaining its entrepreneurial environment in a private, primarily employee-owned structure. The Board also noted that the Advisor’s compensation/profit structure facilitates retention of its management and investment professionals. The Board concluded that the level of estimated profitability to the Advisor under the Advisory Agreements was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board reviewed the information provided by the Advisor as to the extent to which it has in the past or is likely in the future to realize economies of scale in connection with the investment advisory services it provides as each Fund grows. The Board noted the low level of assets under management in certain Funds. The Board considered that the breakpoints in the Large Cap Disciplined Value, Large Cap Fundamental Value, and Mid-Cap Value Funds’ advisory fee schedules can enable shareholders to share in economies of scale. The Board considered the amount of advisory fees that the Advisor waived and Fund operating expenses that the Advisor reimbursed in 2024 to the benefit of certain Funds and their shareholders. The Board also considered information regarding the investment, compliance and client service personnel employed by the Advisor. The Board concluded, after taking into consideration the factors above, that each Fund’s fee level was appropriate.

68

HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited) (Continued)
Fall-Out Benefits to the Advisor from its Relationship to the Funds
The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Funds. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity Funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Funds (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients). The Board also considered that the Advisor indirectly benefits from certain Funds’ payment of sub-transfer agency expenses.
* * * *
Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and that the renewal of each Fund’s Advisory Agreement is in the best interests of the Fund.

69

Hotchkis & Wiley SMID Cap Diversified Value Fund
Annual Financial Statements and Additional Information
JUNE 30, 2025

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.	96	$23,180
Automobile Components - 5.4%
Adient PLC(a)	592	11,520
Aptiv PLC(a)	320	21,830
BorgWarner, Inc.	696	23,302
Gentex Corp.	336	7,389
Lear Corp.	136	12,917
Magna International, Inc.	568	21,930
Visteon Corp.(a)	104	9,703
		108,591
Automobiles - 1.4%
General Motors Co.	424	20,865
Harley-Davidson, Inc.	312	7,363
		28,228
Banks - 10.4%
Associated Banc-Corp.	528	12,878
BankUnited, Inc.	224	7,972
Cathay General Bancorp	184	8,378
Citizens Financial Group, Inc.	488	21,838
Columbia Banking System, Inc.	312	7,295
Comerica, Inc.	336	20,042
First Hawaiian, Inc.	320	7,987
First Horizon Corp.	624	13,229
Flagstar Financial, Inc.	672	7,123
KeyCorp	1,240	21,601
Popular, Inc.	216	23,805
Simmons First National Corp. - Class A	384	7,281
Valley National Bancorp	888	7,930
WaFd, Inc.	280	8,198
Western Alliance Bancorp	152	11,853
Zions Bancorp NA	400	20,776
		208,186
Capital Markets - 4.6%
Federated Hermes, Inc.	192	8,510
Franklin Resources, Inc.	1,008	24,041
Invesco Ltd.	768	12,111
Northern Trust Corp.	120	15,215
State Street Corp.	216	22,969
Virtu Financial, Inc. - Class A	216	9,675
		92,521
Chemicals - 0.9%
Cabot Corp.	96	7,200
Huntsman Corp.	496	5,168
Olin Corp.	320	6,429
		18,797
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	168	7,931
Brink’s Co.	88	7,858
MillerKnoll, Inc.	392	7,613
		23,402
Communications Equipment - 2.1%
F5, Inc.(a)	72	21,191
Telefonaktiebolaget LM Ericsson - ADR	2,544	21,573
		42,764

	Shares	Value
Construction & Engineering - 0.8%
Fluor Corp.(a)	320	$16,406
Consumer Finance - 2.3%
Ally Financial, Inc.	536	20,877
Synchrony Financial	368	24,561
		45,438
Containers & Packaging - 0.8%
Silgan Holdings, Inc.	152	8,236
Sonoco Products Co.	168	7,318
		15,554
Electric Utilities - 2.1%
OGE Energy Corp.	264	11,716
Portland General Electric Co.	272	11,051
PPL Corp.	568	19,250
		42,017
Electrical Equipment - 0.5%
Sensata Technologies Holding PLC	304	9,153
Electronic Equipment, Instruments & Components - 4.2%
Arrow Electronics, Inc.(a)	112	14,272
Avnet, Inc.	248	13,164
Corning, Inc.	168	8,835
Crane NXT Co.	152	8,193
IPG Photonics Corp.(a)	120	8,238
TE Connectivity PLC	136	22,939
Vishay Intertechnology, Inc.	480	7,623
		83,264
Energy Equipment & Services - 2.8%
Baker Hughes Co.	456	17,483
Expro Group Holdings NV(a)	760	6,529
Halliburton Co.	472	9,619
Liberty Energy, Inc.	496	5,694
NOV, Inc.	1,312	16,308
		55,633
Entertainment - 1.0%
Warner Bros Discovery, Inc.(a)	1,816	20,811
Financial Services - 5.7%
Corebridge Financial, Inc.	624	22,152
Essent Group Ltd.	208	12,632
Euronet Worldwide, Inc.(a)	72	7,299
Fidelity National Information Services, Inc.	264	21,492
Radian Group, Inc.	360	12,967
Voya Financial, Inc.	176	12,496
Western Union Co.	752	6,332
WEX, Inc.(a)	128	18,802
		114,172
Food Products - 2.9%
Cal-Maine Foods, Inc.	88	8,767
Conagra Brands, Inc.	752	15,394
General Mills, Inc.	336	17,408
Kraft Heinz Co.	664	17,145
		58,714
Gas Utilities - 0.4%
Spire, Inc.	104	7,591

The accompanying notes are an integral part of these financial statements.

1

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Ground Transportation - 0.9%
U-Haul Holding Co.	344	$18,703
Health Care Equipment & Supplies - 3.2%
GE HealthCare Technologies, Inc.	248	18,369
LivaNova PLC(a)	200	9,004
Solventum Corp.(a)	264	20,022
Zimmer Biomet Holdings, Inc.	176	16,053
		63,448
Health Care Providers & Services - 4.3%
Centene Corp.(a)	336	18,238
Humana, Inc.	72	17,602
Labcorp Holdings, Inc.	48	12,600
Molina Healthcare, Inc.(a)	64	19,066
Universal Health Services, Inc. - Class B	104	18,840
		86,346
Hotels, Restaurants & Leisure - 1.6%
International Game Technology PLC	488	7,715
Marriott Vacations Worldwide Corp.	120	8,677
Travel + Leisure Co.	168	8,671
United Parks & Resorts, Inc.(a)	168	7,921
		32,984
Household Durables - 1.2%
KB Home	136	7,204
M/I Homes, Inc.(a)	72	8,073
Tri Pointe Homes, Inc.(a)	248	7,923
		23,200
Insurance - 8.1%
American International Group, Inc.	240	20,542
Assured Guaranty Ltd.	88	7,665
CNO Financial Group, Inc.	192	7,407
Everest Group Ltd.	56	19,032
Fidelity National Financial, Inc.	184	10,315
Globe Life, Inc.	88	10,938
Hartford Insurance Group, Inc.	96	12,179
Kemper Corp.	176	11,359
Loews Corp.	128	11,732
Principal Financial Group, Inc.	232	18,428
Prudential Financial, Inc.	176	18,909
Travelers Cos., Inc.	48	12,842
		161,348
IT Services - 1.5%
Amdocs Ltd.	128	11,679
ASGN, Inc.(a)	128	6,391
Cognizant Technology Solutions Corp. - Class A	152	11,860
		29,930
Leisure Products - 0.8%
Brunswick Corp./DE	144	7,954
Polaris, Inc.	184	7,480
		15,434
Machinery - 6.9%
AGCO Corp.	120	12,379
Albany International Corp. - Class A	112	7,855
Allison Transmission Holdings, Inc.	80	7,599
Atmus Filtration Technologies, Inc.	208	7,575
CNH Industrial NV	1,568	20,321

	Shares	Value
Cummins, Inc.	64	$20,960
Greenbrier Cos., Inc.	152	7,000
Hillenbrand, Inc.	312	6,262
PACCAR, Inc.	200	19,012
Stanley Black & Decker, Inc.	256	17,344
Timken Co.	160	11,608
		137,915
Media - 2.1%
Omnicom Group, Inc.	152	10,935
Paramount Global - Class B	1,024	13,210
WPP PLC - ADR	512	17,925
		42,070
Multi-Utilities - 2.3%
Avista Corp.	200	7,590
Black Hills Corp.	200	11,220
Dominion Energy, Inc.	368	20,800
Northwestern Energy Group, Inc.	144	7,387
		46,997
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	944	17,266
Baytex Energy Corp.	3,528	6,315
Cenovus Energy, Inc.	1,416	19,257
Crescent Energy Co. - Class A	712	6,123
Kosmos Energy Ltd.(a)	3,464	5,958
Murphy Oil Corp.	280	6,300
Northern Oil & Gas, Inc.	256	7,258
Ovintiv, Inc.	464	17,655
PBF Energy, Inc. - Class A	416	9,015
		95,147
Passenger Airlines - 0.4%
Alaska Air Group, Inc.(a)	152	7,521
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC(a)	160	16,979
Professional Services - 1.4%
Insperity, Inc.	88	5,291
Korn Ferry	120	8,800
ManpowerGroup, Inc.	136	5,494
Maximus, Inc.	120	8,424
		28,009
Real Estate Management & Development - 1.4%
Cushman & Wakefield PLC(a)	768	8,502
Jones Lang LaSalle, Inc.(a)	80	20,462
		28,964
Semiconductors & Semiconductor Equipment - 0.5%
Diodes, Inc.(a)	176	9,309
Specialty Retail - 1.8%
Lithia Motors, Inc.	40	13,513
Signet Jewelers Ltd.	136	10,819
Sonic Automotive, Inc. - Class A	144	11,510
		35,842
Textiles, Apparel & Luxury Goods - 0.4%
Steven Madden Ltd.	296	7,098

The accompanying notes are an integral part of these financial statements.

2

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - 1.9%
MSC Industrial Direct Co., Inc. - Class A	96	$8,162
Rush Enterprises, Inc. - Class A	144	7,417
WESCO International, Inc.	120	22,224
		37,803
TOTAL COMMON STOCKS (Cost $1,861,616)		1,939,469
REAL ESTATE INVESTMENT TRUSTS - 2.4%
Hotel & Resort REITs - 1.4%
Host Hotels & Resorts, Inc.	1,376	21,135
Park Hotels & Resorts, Inc.	720	7,366
		28,501
Office REITs - 1.0%
Vornado Realty Trust	528	20,191
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $46,349)		48,692
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.25%(b)	11,317	11,317
TOTAL SHORT-TERM INVESTMENTS (Cost $11,317)		11,317
TOTAL INVESTMENTS - 99.9% (Cost $1,919,282)		$1,999,478
Other Assets in Excess of Liabilities - 0.1%		2,776
TOTAL NET ASSETS - 100.0%		$2,002,254

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a codingat all four of these levels.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025

ASSETS:
Investments, at value	$1,999,478
Dividends receivable	3,437
Cash	156
Dividend tax reclaims receivable	51
Interest receivable	19
Total assets	2,003,141
LIABILITIES:
Payable to advisor	887
Total liabilities	887
Commitments and contingencies (Note 5)
Net assets	$ 2,002,254
Net Assets Consist of:
Capital stock ($0.01 per share)	$800
Additional paid-in capital	1,910,308
Total accumulated distributable earnings	91,146
Total net assets	$ 2,002,254
Net assets	$2,002,254
Shares issued and outstanding(a)	80,000
Net asset value per share	$25.03
Cost:
Investments, at cost	$1,919,282

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

4

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND(a)
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2025

INVESTMENT INCOME:
Dividend income	$13,342
Less: Dividend withholding taxes	(91)
Total investment income	13,251
EXPENSES:
Investment advisory fee	2,319
Total expenses	2,319
NET INVESTMENT INCOME	10,932
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	18
Net realized gain (loss)	18
Net change in unrealized appreciation (depreciation) on:
Investments	80,196
Net change in unrealized appreciation (depreciation)	80,214
Net realized and unrealized gain (loss)	80,214
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 91,146

(a)	Inception date of the Fund was March 28, 2025.
The accompanying notes are an integral part of these financial statements.

5

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$10,932
Net realized gain (loss)	18
Net change in unrealized appreciation (depreciation)	80,196
Net increase (decrease) in net assets from operations	91,146
CAPITAL TRANSACTIONS:
Shares sold	1,911,106
ETF transaction fees (See Note 1)	2
Net increase (decrease) in net assets from capital transactions	1,911,108
NET INCREASE (DECREASE) IN NET ASSETS	2,002,254
NET ASSETS:
Beginning of the period	—
End of the period	$ 2,002,254
SHARES TRANSACTIONS
Shares sold	80,000
Total increase (decrease) in shares outstanding	80,000

(a)	Inception date of the Fund was March 28, 2025.
The accompanying notes are an integral part of these financial statements.

6

Financial Highlights

		Investment operations:						Supplemental data and ratios:
For the Period Ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)
Hotchkis & Wiley SMID Cap Diversified Value Fund
6/30/2025(e)	$24.51	0.15	0.37	0.52	0.00(f)	$25.03	2.11%	$2,002	0.55%	2.59%	0%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Inception date of the Fund was March 28, 2025.
(f)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

7

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025
NOTE 1. ORGANIZATION
The Hotchkis & Wiley SMID Cap Diversified Value Fund (the “Fund”) is a series of shares of beneficial interest of Hotchkis & Wiley Funds (the “Trust”), a Delaware business trust organized on July 23, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Eleven other series of the Trust are included in separate reports.
Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”). Market prices for the Shares may be different from the net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV, called “Creation Units”, which generally consist of 20,000 shares. Creation Units are issued and redeemed primarily in-kind for securities included in a specified index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.
The Fund currently offers one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Hotchkis & Wiley Capital Management, LLC (the “Advisor”), has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Fund. Variable fees, if any, received by the Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value.
Significant Accounting Policies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Fund.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated the Advisor as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

8

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following tables present the valuation levels of the Fund’s assets as of June 30, 2025:

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$1,939,469	$—	$—	$1,939,469
Real Estate Investment Trusts	48,692	—	—	48,692
Money Market Funds	11,317	—	—	11,317
Total Investments	$1,999,478	$—	$—	$1,999,478

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
Expense Allocation. Expenses incurred by or attributable to a specific Fund are allocated entirely to that Fund. Expenses incurred by the Trust which do not relate to a specific Fund or Funds are allocated among the Funds per capita. Alternatively, such expenses may be allocated based upon the Fund’s relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.
Distributions to Shareholders. The Fund intends to make distributions of net investment income and net capital gain, if any, at least annually. The Fund will declare and pay income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily

9

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of realized gains or losses and does not isolate the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Offsetting Assets and Liabilities. The Fund is subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Fund does not offset financial assets and liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. The Fund was not subject to offsetting arrangements as of June 30, 2025.
NOTE 2. FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Investment Advisory Agreement with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company.
Pursuant to the Advisory Agreement, the investments and business operations of the Fund are managed by the Advisor subject to oversight by the Board of Trustees. The Advisor is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions. For its services to the Fund, the Advisor receives a unitary management fee from the Fund, which is calculated daily and paid monthly by the Fund at an annual rate of 0.55% of the Fund’s average daily net assets. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund except Advisor’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Quasar Distributors, LLC (the “Distributor”), serves as the distributor in connection with the continuous offering of the Fund’s shares only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit and does not maintain a secondary market in shares. Currently, the Advisor compensates the Distributor for services that the Distributor provides to the Fund.
U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements.
U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Fund’s custodian pursuant to a custody agreement. Under the terms of these agreements, the Advisor pays the Fund’s accounting, administrative, custody, and transfer agency fees.

10

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
NOTE 3. INVESTMENTS
For the period ended June 30, 2025, the aggregate purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, and the in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Hotchkis & Wiley SMID Cap Diversified Value Fund	$8,231	$—	$1,899,734	$—

For the period ended June 30, 2025, short-term and long-term gains on in-kind transactions were as follows:

Fund	Short-Term	Long-Term
Hotchkis & Wiley SMID Cap Diversified Value Fund	$—	$—

The Fund did not have any purchases or sales of U.S. Government securities for the period ended June 30, 2025.
NOTE 4. FEDERAL INCOME TAXES.
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.
The following information is presented on an income tax basis as of June 30, 2025:

Tax cost of investments	$1,919,282
Gross unrealized appreciation	149,950
Gross unrealized depreciation	(69,754)
Net unrealized appreciation (depreciation)	80,196
Distributable ordinary income (as of 6/30/25)	10,932
Distributable long-term gains (as of 6/30/25)	18
Total distributable earnings	10,950
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$91,146

There were no adjustments made on the Statement of Assets and Liabilities for permanent tax differences.
As of June 30, 2025, the Fund did not have any capital loss carryovers or tax basis late year losses, which are not recognized for tax purposes until the first day of the following fiscal year. As of and during the period ended June 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the Fund did not incur any interest or penalties. The tax period ended June 30, 2025 remains open and subject to examination by tax jurisdictions.

11

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
NOTE 5. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
NOTE 6. RISK FACTORS
Investing in the Fund may involve certain risks including, but not limited to, those described below.
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country.
The Fund may invest a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Fund may invest a significant portion of its assets in companies in the industrial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
The Fund may invest a significant portion of its assets in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.
The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Consequently, the Fund is subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Fund.
The prices of, and the income generated by, securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
NOTE 7. SEGMENT REPORTING
In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The Fund represents a single operating segment as the operating results of the Fund is monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment objective that is executed by the Fund’s portfolio management team. A senior executive team comprised of the Fund’s Principal Executive Officer and Principal Financial Officer, serves as the Fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense

12

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statement of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
NOTE 8. SUBSEQUENT EVENTS
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.
NOTE 9. FEDERAL TAX DISCLOSURE (UNAUDITED)
The Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax period ended June 30, 2025.
For the period ended June 30, 2025, the percentage of ordinary distributions paid that qualify for the dividend received deduction available to corporate shareholders was 0.00%.
For the period ended June 30, 2025, the percentage of ordinary distributions paid that are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was 0.00%. Shareholders should consult their tax advisors.
For the period ended June 30, 2025, the percentage of ordinary income distributions paid that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was 0.00%.

13

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
of Hotchkis & Wiley Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets & liabilities, including the schedule of investments, of Hotchkis & Wiley SMID Cap Diversified Value Fund (the “Fund”), one of the funds constituting the Hotchkis & Wiley Funds (the “Trust”), as of June 30, 2025, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from March 28, 2025 (commencement of operations) through June 30, 2025, and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of June 30, 2025, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 28, 2025 (commencement of operations) through June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 21, 2025
We have served as the auditor of one or more Hotchkis & Wiley Funds investment companies since 2012.

14

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
ADDITIONAL INFORMATION (UNAUDITED)
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Considerations in Approving the Investment Advisory Agreement for the Hotchkis and Wiley SMID Cap Diversified Value Fund
The Board of Trustees of the Hotchkis and Wiley Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hotchkis & Wiley SMID Cap Diversified Value Fund, a newly established series of the Trust (the “Fund”), and Hotchkis and Wiley Capital Management, LLC (the “Advisor”), at a meeting held on February 19, 2025. The Board determined that the terms of the Advisory Agreement are fair and reasonable and that the Advisory Agreement is in the best interests of the Fund.
The Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving investment advisory contracts; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Advisory Agreement, the Independent Trustees participated in the November 12, 2024 Board meeting at which the portfolio managers discussed their background and relevant experience and the investment strategy for the Fund. The Independent Trustees received a report from the Advisor in advance of the February 19, 2025 meeting that responded to an information request for data relevant to consideration of the Advisory Agreement from counsel to the Independent Trustees. The report, among other things, noted the services to be provided by the Advisor would be consistent with the services provided to the other funds in the Trust (noting that the Advisor does not currently manage an ETF or any other account in this strategy); the proposed unitary advisory fee for the Fund as compared to fees charged by investment advisers to peer SMID cap value ETFs; estimated expenses of the Fund as compared to expense ratios of the peer funds; the nature of expenses to be incurred in providing services to the Fund; and financial data on the Advisor. The Independent Trustees considered the extensive information provided by the Advisor as part of the annual contract renewal process. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor are reasonable business arrangements from the Fund’s perspective as well as from the perspective of prospective shareholders.
The Board determined that given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement. In deciding to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent and Quality of Services
In reviewing the Advisory Agreement, the Board considered the nature, extent and quality of services to be provided by the Advisor. At the preliminary meeting held in November 2024, the Trustees received a presentation from the portfolio managers and asked questions about the proposed investment strategy for the Fund and how portfolio trades would be executed. The Board considered that the Advisor will be responsible for the overall management of the Fund, that the Advisor manages the other funds in the Trust, and that the services provided by the Advisor to the Fund are anticipated to be of the same

15

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
ADDITIONAL INFORMATION (UNAUDITED) (Continued)
nature and quality as the services provided by the Advisor to the other funds in the Trust. The Board noted that due to the Advisor’s management of the other funds in the Trust, the Board is familiar with the background and experience of the Fund’s portfolio managers and their investment style, the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management.
The Board also considered other non-advisory services to be provided by the Advisor to the Fund, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor will organize Board meetings and prepare Board meeting materials, and those Advisor employees serving as Trust officers will oversee and manage the other Fund service providers. The Board concluded that the nature, extent and quality of services to be provided to the Fund by the Advisor under the Advisory Agreement were expected to be satisfactory.
Fees, Expenses, Profitability and Economies of Scale
The Trustees reviewed and discussed the information provided by the Advisor on the Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee to be charged to the Fund is a unitary advisory fee and that the Advisor will pay all other operating expenses of the Fund, excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act, and litigation expenses and other non-routine or extraordinary expenses. The Trustees compared the Fund’s net expense ratio to information compiled by the Advisor from Morningstar on the net expense ratios of comparable ETFs. The Trustees noted that the net expense ratio for the Fund was lower than the median net expense ratios of its ETF peer funds.
Since the Fund is newly organized, the Board did not consider investment performance of the Fund. Based on all of the information provided, the Board concluded that the unitary advisory fee to be charged to the Fund was reasonable and appropriate in light of the services to be provided and the administrative, operational, and management oversight costs for the Advisor.
Fall-Out Benefits to the Advisor from its Relationship to the Fund
The Board noted that the Fund had not commenced operations so there were no economies of scale to consider. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor its ability to use the Fund’s soft dollars to obtain third-party research.
* * * *
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

16

HW Opportunities MP Fund
Annual Financial Statements and
Additional Information
JUNE 30, 2025

HW Opportunities MP Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 89.6%
Automobile Components - 1.5%
Aptiv PLC(a)	15,300	$1,043,766
Automobiles - 0.7%
General Motors Co.	9,100	447,811
Banks - 2.1%
Citigroup, Inc.	11,200	953,344
Citizens Financial Group, Inc.	11,630	520,442
		1,473,786
Beverages - 1.4%
Heineken NV - ADR	22,800	996,360
Broadline Retail - 0.1%
Articore Group Ltd.(a)	339,600	44,493
Capital Markets - 1.1%
Bank of New York Mellon Corp.	3,700	337,107
State Street Corp.	4,200	446,628
		783,735
Chemicals - 11.4%
Ecovyst, Inc.(a)	495,400	4,077,142
Fuso Chemical Co. Ltd.	141,900	3,803,188
		7,880,330
Communications Equipment - 2.9%
F5, Inc.(a)	6,900	2,030,808
Consumer Finance - 0.5%
SLM Corp.	9,608	315,046
Electronic Equipment, Instruments & Components - 1.1%
Avnet, Inc.	14,000	743,120
Energy Equipment & Services - 6.9%
Baker Hughes Co.	41,630	1,596,094
NOV, Inc.	73,200	909,876
Schlumberger NV	67,000	2,264,600
		4,770,570
Ground Transportation - 8.0%
U-Haul Holding Co.	102,450	5,570,207
Health Care Equipment & Supplies - 2.2%
GE HealthCare Technologies, Inc.	20,600	1,525,842
Health Care Providers & Services - 2.4%
Humana, Inc.	6,900	1,686,912
Hotels, Restaurants & Leisure - 2.4%
Marriott Vacations Worldwide Corp.	22,800	1,648,668
Household Products - 4.5%
Henkel AG & Co. KGaA	42,800	3,104,091

	Shares	Value
Industrial Conglomerates - 5.0%
Siemens AG - ADR	21,100	$2,719,157
Siemens AG	3,000	770,577
		3,489,734
Insurance - 0.8%
Global Indemnity Group LLC - Class A	18,154	569,309
Interactive Media & Services - 1.4%
Alphabet, Inc. - Class A	5,480	965,740
Media - 12.9%
Comcast Corp. - Class A	8,200	292,658
Havas NV	2,663,000	4,578,391
Stagwell, Inc.(a)	684,560	3,080,520
WPP PLC - ADR	28,900	1,011,789
		8,963,358
Multi-Utilities - 0.4%
Dominion Energy, Inc.	5,300	299,556
Oil, Gas & Consumable Fuels - 4.2%
APA Corp.	38,600	705,994
Kosmos Energy Ltd.(a)	210,300	361,716
Murphy Oil Corp.	14,300	321,750
Ovintiv, Inc.	40,000	1,522,000
		2,911,460
Passenger Airlines - 6.4%
Qantas Airways Ltd.	625,670	4,420,093
Professional Services - 0.0%(b)
Hudson Global, Inc.(a)	1,874	15,948
Real Estate Management & Development - 4.3%
Jones Lang LaSalle, Inc.(a)	11,600	2,967,048
Software - 3.9%
Microsoft Corp.	760	378,032
Workday, Inc. - Class A(a)	9,700	2,328,000
		2,706,032
Specialty Retail - 1.1%
Lithia Motors, Inc.	2,300	776,986
TOTAL COMMON STOCKS (Cost $58,858,431)		62,150,809
EXCHANGE TRADED FUNDS - 4.7%
Investment Companies - 4.7%
iShares 20+ Year Treasury Bond ETF	4,800	423,600
Vanguard Long-Term Treasury ETF	50,900	2,856,508
		3,280,108
TOTAL EXCHANGE TRADED FUNDS (Cost $3,224,282)		3,280,108

The accompanying notes are an integral part of these financial statements.

1

HW Opportunities MP Fund
Schedule of Investments
June 30, 2025 (Continued)

		Shares	Value
PREFERRED STOCKS - 0.4%
Financial Services - 0.4%
Federal Home Loan Mortgage Corp., Series Z, 8.38%, Perpetual(a)(c)		18,200	$259,350
TOTAL PREFERRED STOCKS (Cost $41,760)			259,350
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Real Estate Management & Development - 0.3%
Seritage Growth Properties - Class A(a)		69,700	214,676
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $311,614)			214,676
		Par
SHORT-TERM INVESTMENTS - 3.9%
Time Deposits - 3.9%
Australia and New Zealand Banking Group Ltd., 2.61%, 07/01/2025(d)	AUD	133	88
Brown Brothers Harriman and Co., 0.12%, 07/01/2025(d)	JPY	4,566,396	31,710
Citigroup, Inc., 3.68%, 07/01/2025(d)		2,443,303	2,443,303
Citigroup, Inc., 0.86%, 07/01/2025(d)	EUR	160,120	188,614
Citigroup, Inc., 3.17%, 07/01/2025(d)	GBP	32	44
TOTAL SHORT-TERM INVESTMENTS (Cost $2,658,417)			2,663,759
TOTAL INVESTMENTS - 98.9% (Cost $65,094,504)			$68,568,702
Other Assets in Excess of Liabilities - 1.1%			796,599
TOTAL NET ASSETS - 100.0%			$69,365,301

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
AUD - Australian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

2

HW Opportunities MP Fund
Statement of Assets and Liabilities
June 30, 2025

ASSETS:
Investments, at value	$68,568,702
Receivable for investments sold	661,147
Dividends receivable	83,030
Dividend tax reclaims receivable	64,911
Receivable from Advisor	20,331
Cash	6,150
Receivable for fund shares sold	1,446
Interest receivable	265
Foreign currency, at value	127
Prepaid expenses and other assets	14,656
Total assets	$69,420,765
LIABILITIES:
Payable for audit fees	20,754
Payable for fund administration and accounting fees	10,866
Payable for investments purchased	9,893
Payable for custodian fees	7,713
Payable for printing and mailing	3,797
Payable for capital shares redeemed	1,933
Payable for expenses and other liabilities	508
Total liabilities	55,464
Commitments and contingencies (Note 5)
Net assets	$ 69,365,301
Net Assets Consists of:
Capital stock ($0.001 per share)	$4,701
Additional paid-in capital	65,384,370
Total accumulated distributable earnings	3,976,230
Total net assets	$ 69,365,301
Net assets	$69,365,301
Shares issued and outstanding(a)	4,700,995
Net asset value per share	$14.76
Cost:
Investments, at cost	$65,094,504
Foreign currency, at cost	$127

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

HW Opportunities MP Fund
Statement of Operations
For the Year Ended June 30, 2025

INVESTMENT INCOME:
Dividend income	$1,540,790
Interest income	108,807
Less: Issuance fees	(3,102)
Less: Dividend withholding taxes	(102,473)
Total investment income	1,544,022
EXPENSES:
Fund administration and accounting fees	68,150
Federal and state registration fees	25,744
Audit fees	20,767
Custodian fees	15,918
Transfer agent fees	11,208
Trustees’ fees	7,137
Legal fees	6,075
Reports to shareholders	4,809
Compliance fees	1,382
Overdraft fees	182
Other expenses and fees	19,542
Total expenses	180,914
Expense reimbursement by Advisor	(180,732)
Net expenses	182
Net Investment Income	1,543,840
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,365,172
Foreign currency translation	11,886
Net realized gain (loss)	1,377,058
Net change in unrealized appreciation (depreciation) on:
Investments	(47,575)
Foreign currency translation	3,369
Net change in unrealized appreciation (depreciation)	(44,206)
Net realized and unrealized gain (loss)	1,332,852
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,876,692

The accompanying notes are an integral part of these financial statements.

4

HW Opportunities MP Fund
Statements of Changes in Net Assets

	Year Ended June 30, 2025	Year Ended June 30, 2024
OPERATIONS:
Net investment income (loss)	$1,543,840	$1,154,920
Net realized gain (loss)	1,377,058	5,186,602
Net change in unrealized appreciation (depreciation)	(44,206)	3,550,694
Net increase (decrease) in net assets from operations	2,876,692	9,892,216
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,927,035)	(3,592,945)
Total distributions to shareholders	(5,927,035)	(3,592,945)
CAPITAL TRANSACTIONS:
Shares sold	25,504,951	69,887,096
Shares redeemed	(17,436,330)	(57,900,643)
Net increase (decrease) in net assets from capital transactions	8,068,621	11,986,453
Net Increase (Decrease) In Net Assets	5,018,278	18,285,724
NET ASSETS:
Beginning of the year	64,347,023	46,061,299
End of the year	$69,365,301	$64,347,023
SHARES TRANSACTIONS
Shares sold	1,750,707	4,864,518
Shares redeemed	(1,220,569)	(4,043,023)
Total increase (decrease) in shares outstanding	530,138	821,495

The accompanying notes are an integral part of these financial statements.

5

HW Opportunities MP Fund
Financial Highlights

	Net asset value, beginning of year	INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:			Net asset value, end of year	Total return(d)	SUPPLEMENTAL DATA AND RATIOS:
For the year ended		Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Net realized gains	Total distributions			Net assets, end of year (in thousands)	Ratio of expenses to average net assets before expense reimbursement(e)(f)	Ratio of expenses to average net assets after expense reimbursement(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)
6/30/2025	$15.43	0.35	0.32	0.67	(0.27)	(1.07)	(1.34)	$14.76	4.26%	$69,365	0.27%	0.00%(g)	2.34%	107%
6/30/2024	$13.75	0.31	2.38	2.69	(0.28)	(0.73)	(1.01)	$15.43	20.57%	$64,347	0.36%	0.00%	2.11%	93%
6/30/2023	$10.95	0.28	2.75	3.03	(0.13)	(0.10)	(0.23)	$13.75	27.92%	$46,061	0.74%	0.00%	2.21%	140%
6/30/2022	$12.90	0.20	(1.96)	(1.76)	(0.09)	(0.10)	(0.19)	$10.95	−13.88%	$29,443	1.36%	0.00%	1.59%	96%
6/30/2021(h)	$10.00	0.12	2.78	2.90	—	—	—	$12.90	29.00%	$631	45.41%	0.00%	2.02%	57%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)
The Fund’s investment advisor contractually agreed to reimburse 100% of the Fund’s operating expenses (See Note 2). Without such reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Inception date of the Fund was December 30, 2020.
The accompanying notes are an integral part of these financial statements.

6

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025
NOTE 1. ORGANIZATION
Hotchkis & Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of twelve series, including the HW Opportunities MP Fund (the “Fund”). The Fund is a non-diversified series of the Trust. Immediately prior to the Fund’s commencement of operations, the assets and liabilities of the HW Opportunities MP Fund, a series of Series Portfolios Trust (the “Predecessor Fund”), were acquired by the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization between the Trust, on behalf of the Fund, and Series Portfolios Trust, on behalf of the Predecessor Fund (the “Reorganization”). The Reorganization occurred after the close of business on December 15, 2023. As of December 15, 2023, the Predecessor Fund’s net assets were $50,954,652, shares outstanding were 3,570,165.790 and NAV was $14.27. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. All Reorganization costs were borne by Hotchkis & Wiley Capital Management, LLC (the “Advisor”). The Predecessor Fund commenced operations on December 30, 2020. Eleven other series of the Trust are included in separate reports.
Shareholders should be aware that the Fund pays no management fees or operating expenses under its investment advisory and expense reimbursement agreements with the Advisor. However, Fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Advisor, the Advisor typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the advisor in its capacity as manager to the participant’s managed account.
Significant Accounting Policies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Fund.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated the Advisor as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

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HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –
Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.
The following table presents the valuation levels of the Fund’s assets as of June 30, 2025:

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$45,429,977	$16,720,832	$ —	$62,150,809
Exchange Traded Funds	3,280,108	—	—	3,280,108
Preferred Stocks	259,350	—	—	259,350
Real Estate Investment Trusts - Common	214,676	—	—	214,676
Time Deposits	—	2,663,759	—	2,663,759
Total Investments	$49,184,111	$19,384,591	$—	$68,568,702

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
Expense Allocation. Expenses incurred by or attributable to the Fund are allocated entirely to the Fund. Expenses incurred by the Trust which do not relate to a specific series of the Trust are allocated among the series of the Trust per capita. Alternatively, such expenses may be allocated based upon the series’ relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually for the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

8

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of realized gains or losses and does not isolate the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Payment In-Kind Securities. The Fund may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statement of Assets and Liabilities.
Restricted and Illiquid Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
Options. The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may purchase call options on securities and security indexes. The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.
When the Fund purchases a put or call option, an amount equal to the premium paid is included on the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid for the put option. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call option. The Fund did not have any outstanding options as of June 30, 2025.
Futures Contracts. The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract,

9

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. The Fund did not enter into any futures contracts during the year ended June 30, 2025.
Derivative Instruments. The Fund has adopted authoritative standards regarding disclosures about derivatives and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations.
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statement of Operations categorized by primary risk exposure for the year ended June 30, 2025:
Realized Gain (Loss) on Derivatives

Equity Contracts:
Purchased Put Options	$(2,234,397)*

*	Included with net realized gain (loss) from investments.
Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Contracts:
Purchased Put Options	$83,855*

*	Included with net change in unrealized appreciation (depreciation) on investments.
The following is a summary of the Funds’ average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the year ended June 30, 2025:
Average Quarterly Balance of Outstanding Derivatives

Equity Contracts:
Average Number of Contracts – Purchased Put Options	416
Average Notional Amount – Purchased Put Options	$8,880,531

Offsetting Assets and Liabilities. The Fund is subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Fund does not offset financial assets and liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. The Fund was not subject to offsetting arrangements as of June 30, 2025.
NOTE 2. FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Investment Advisory Agreement with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Fund’s investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisor does not charge a management fee for advisory services to the Fund. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Advisor and its affiliates are compensated directly or indirectly by separately managed account program sponsors or

10

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
program participants for managed account advisory services. The Advisor has contractually agreed to reimburse 100% of the Fund’s operating expenses (other than any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation).
Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Fund does not have a Rule 12b-1 plan and therefore Quasar’s fees are paid by the Advisor.
The Fund is permitted to purchase securities from or sell securities to another fund in the Trust or affiliated person under procedures adopted by the Board. During the year ended June 30, 2025, the Fund did not have any of these purchases and sales.
NOTE 3. INVESTMENTS
Purchases and sales of investment securities, excluding short-term investments, for the year ended June 30, 2025 were $69,965,097 and $67,885,535, respectively. The Fund did not have any purchases or sales of U.S. Government securities for the year ended June 30, 2025.
NOTE 4. FEDERAL INCOME TAXES
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.
The following information is presented on an income tax basis as of June 30, 2025:

Tax cost of investments	$65,137,276
Gross unrealized appreciation	7,661,966
Gross unrealized depreciation	(4,227,255)
Net unrealized appreciation (depreciation)	3,434,711
Distributable ordinary income (as of 6/30/25)	1,101,552
Distributable long-term gains (as of 6/30/25)	—
Total distributable earnings	1,101,552
Other accumulated gain (loss)	(560,033)
Total accumulated gain (loss)	$3,976,230

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences. These adjustments are due primarily to differing treatment for items such as equalization.

Additional paid-in capital	Total distributable earnings
$328,184	$(328,184)

The tax components of distributions paid during the fiscal years ended June 30, 2025 and 2024 are as follows:

June 30, 2025		June 30, 2024
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions

$4,160,026	$1,767,009	$989,929	$2,603,016

11

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
As of June 30, 2025, the Fund had post-October losses of $559,880 and did not have any capital loss carryovers or tax basis late year losses, which are not recognized for tax purposes until the first day of the following fiscal year. As of and during the year ended June 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended June 30, 2025, the Fund did not incur any interest or penalties. The tax years ended June 30, 2022 through June 30, 2025 remain open and subject to examination by tax jurisdictions.
NOTE 5. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
NOTE 6. RISK FACTORS
Investing in the Fund may involve certain risks including, but not limited to, those described below.
Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
The prices of, and the income generated by, most debt securities held by the Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country.
The Fund may invest a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Consequently, the Fund is subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Fund.
The prices of, and the income generated by, securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.

12

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Continued)
Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and net asset value (“NAV”). These redemptions may also force the Fund to sell securities.
NOTE 7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
During the Fund's two most recent fiscal years, as a result of the Reorganization of the Fund after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.
NOTE 8. SEGMENT REPORTING
In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The Fund represents a single operating segment as the operating results of the Fund is monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment objective that is executed by the Fund’s portfolio management team. A senior executive team comprised of the Fund’s Principal Executive Officer and Principal Financial Officer, serves as the Fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statement of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
NOTE 9. SUBSEQUENT EVENTS
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.
NOTE 10. FEDERAL TAX DISCLOSURE (UNAUDITED)
The Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax year ended June 30, 2025.
For the year ended June 30, 2025, the percentage of ordinary distributions paid that qualify for the dividend received deduction available to corporate shareholders was 21.67%.
For the year ended June 30, 2025, the percentage of ordinary distributions paid that are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was 44.42%. Shareholders should consult their tax advisors.
For the year ended June 30, 2025, the percentage of ordinary income distributions paid that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was 71.45%.

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HW OPPORTUNITIES MP FUND
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees
of Hotchkis & Wiley Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets & liabilities, including the schedule of investments, of HW Opportunities MP Fund (the “Fund”), one of the funds constituting the Hotchkis & Wiley Funds (the “Trust”), as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of June 30, 2025, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for the years ended June 30, 2023, June 30, 2022, and for the period from December 30, 2020 (commencement of operations) through June 30, 2021, were audited by other auditors whose report, dated August 25, 2023, expressed an unqualified opinion on those statements.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 21, 2025
We have served as the auditor of one or more Hotchkis & Wiley Funds investment companies since 2012.

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HW OPPORTUNITIES MP FUND
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
This disclosure is included in the Notes to the Financial Statements in the annual financial statements.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Compliance fees” and “Trustees’ fees” in the annual financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
Background and Approval Process
Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the HW Opportunities MP Fund (the “Fund”) pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Hotchkis and Wiley Funds (the “Trust”), of which the Fund is a series. The Advisory Agreement was initially approved by the Board of Trustees of the Trust at the inception of the Fund and continues thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreement for the Fund was renewed by the Board at a meeting held in May 2025.
As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of the Fund relative to its respective peer group and benchmark index(es), (iii) the advisory fees and expense ratios of the Fund, including the Advisor’s contractual agreement to limit and reimburse the Fund’s operating expenses, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of the Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to the Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Fund.
The Independent Trustees met with their independent legal counsel prior to the May 2025 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Fund, including Fund performance, expense ratios, portfolio composition and regulatory compliance.
At the May 2025 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement.
In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

15

HW OPPORTUNITIES MP FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
Nature, Extent and Quality of Services
As part of the Board’s decision-making process, the Board noted that the Advisor has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Fund. The Board also considered that shareholders invest in the Fund specifically seeking the Advisor’s investment expertise and style. In this connection, the Board considered, in particular, that the Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.
The Board reviewed information regarding various services provided by the Advisor to the Fund, including an organizational chart and background information on personnel performing such services. The Board also reviewed the Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board considered the Trust’s compliance program and the resultant compliance by the Fund and the Advisor with legal requirements.
The Board also considered other non-advisory services provided by the Advisor to the Fund, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.
Based on its review, the Board concluded that the nature, extent and quality of services provided to the Fund under its Advisory Agreement were satisfactory.
Investment Performance of the Funds and the Advisor
The Board also considered that the Fund serves as a completion vehicle for a model portfolio strategy of the Adviser and that the Fund’s performance alone would not be sufficient to evaluate the overall performance without the separate account composite performance.
The Board noted that it reviews data on the short-term and longer-term total returns of the Fund and the HW Value Opportunities Composite. For the contract review meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of mutual fund data, that compared the annualized total returns of the Fund and the composite to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (the “Peer Group”), and to the annualized total returns of the Fund’s and composite’s primary and secondary benchmark indexes for the one- and three -year periods ended December 31, 2024 and for the three- and six-month, one- and three -year periods ended March 31, 2025. The Board noted that the Peer Group was reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting. The Board also considered that the Fund commenced operations on December 30, 2020 and does not have five years of performance history as of December 31, 2024.
The Board noted that the composite, which is a better approximation of the overall returns, outperformed the median return of its primary benchmark and Peer Group for the one-year period and outperformed the median return of its primary benchmark and Peer Group for the 3-year period. The Board considered that the Advisor had been consistent in its approach to managing the Fund. The Board concluded that the Advisor’s services in managing the Fund’s portfolio was satisfactory.
Fees, Expenses, Profitability and Economies of Scale
The Board considered that the Fund’s shares are available for purchase only to investors in the Advisor’s model portfolio product offered by a third party, in which the Fund is a component of the model’s overall investment exposure, and that the management fee payable by the Fund to the Advisor pursuant to the Advisory Agreement is 0.00%. The Board also considered that the Advisor has agreed to reimburse the Fund for its operating expenses to limit its annual operating expenses to 0.00% through August 31, 2026, and that the Advisor will not be entitled to subsequent reimbursement of such amounts. Because the Fund has a 0.00% management fee and operating expense ratio, the Board did not review information regarding the management fees and expense ratios of other investment products with similar investment objectives and strategies.

16

HW OPPORTUNITIES MP FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
The Board considered the asset-based fee that the Advisor receives with respect to the assets invested through its model portfolio product. The Board also considered information provided by the Advisor on the Advisor’s estimated gross profitability with respect to the Fund and Fund operating expenses to be reimbursed by the Advisor.
The Board considered that since there is no advisory fee, economies of scale were not a factor.
Fall-Out Benefits to the Advisor from its Relationship to the Funds
The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Fund. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Fund (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients).
* * * *
Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of the Advisory Agreement are fair and reasonable and that the renewal of the Fund’s Advisory Agreement is in the best interests of the Fund.

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

During the HW Opportunities MP Fund’s two most recent fiscal years, as a result of the Reorganization of the Fund after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Compliance fees” and “Trustees’ fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

For the Hotchkis & Wiley SMID Cap Diversified Value Fund, all fund expenses, including Trustee compensation, are paid by the Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS

Background and Approval Process

Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the Hotchkis and Wiley Large Cap Disciplined Value Fund, the Hotchkis and Wiley Large Cap Fundamental Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund, the Hotchkis and Wiley Small Cap Value Fund, the Hotchkis and Wiley Small Cap Diversified Value Fund, the Hotchkis and Wiley Global Value Fund, the Hotchkis and Wiley International Value Fund, the Hotchkis and Wiley International Small Cap Diversified Value Fund, the Hotchkis and Wiley Value Opportunities Fund and the Hotchkis and Wiley High Yield Fund (each a “Fund” and collectively the “Funds”) pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Hotchkis and Wiley Funds (the “Trust”), of which each Fund is a series. The Advisory Agreements were initially approved by the Board of Trustees of the Trust at the inception of each Fund and continue thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreements for each Fund were renewed by the Board at a meeting held in May 2025.

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of each Fund relative to its respective peer group and benchmark index(es), (iii) the advisory fees and expense ratios of each Fund as compared to the advisory fees and expense ratios of funds in its peer group, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of each Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to each Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Funds.

The Independent Trustees met with their independent legal counsel prior to the May 2025 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance.

At the May 2025 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to renew each Advisory Agreement.

In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services

As part of the Board’s decision-making process, the Board noted that the Advisor and its predecessors have managed the Funds and their predecessors since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Funds. The Board also considered that shareholders invest in a Fund specifically seeking the Advisor’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this connection, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board reviewed information regarding various services provided by the Advisor to the Funds, including an organizational chart and background information on personnel performing such services. The Board also reviewed each Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board also considered the portfolio managers’ significant investments in the Funds. The Board considered the Trust’s compliance program and the resultant compliance by the Funds and the Advisor with legal requirements.

The Board also considered other non-advisory services provided by the Advisor to the Funds, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.

Based on its review, the Board concluded that the nature, extent and quality of services provided to each Fund under its Advisory Agreement were satisfactory.

Investment Performance of the Funds and the Advisor

The Board noted that it reviews data on the short-term and longer-term total returns of the Funds in connection with each quarterly Board meeting. For the contract review meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of mutual fund data, that compared the annualized total returns of Class I shares of each Fund to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (each a “Peer Group”), and to the annualized total returns of the Fund’s primary and secondary (for Funds that have secondary benchmarks) benchmark indexes for the one-, three-, five- and ten-year periods, as applicable, ended December 31, 2024 and for the three- and six-month, one-, three-, five- and ten-year periods, as applicable, ended March 31, 2025. The Board noted that the Peer Groups were reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting. The Board also considered that the International Small Cap Diversified Value Fund commenced operations on June 30, 2020 and does not have five years of performance history as of December 31, 2024.

The Board noted that all Funds underperformed the median returns of their respective primary benchmarks for the one-year period except for the High Yield Fund; all Funds outperformed the median returns of their respective primary benchmarks for the 3-year period except for the Large Cap Fundamental Value Fund, Small Cap Diversified Value Fund, International Value Fund and International Small Cap Diversified Value Fund; all Funds with a five-year performance history underperformed the median returns of their respective primary benchmarks for the five-year period except for the International Value Fund and High Yield Fund; and all Funds with a ten-year performance history underperformed the median returns of their respective primary benchmarks for the ten-year period except for the High Yield Fund.

The Board noted that the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Global Value Fund and International Value Fund outperformed the median returns of their respective Peer Group for the one-year period; all Funds outperformed the median returns of their respective Peer Group for the three-year period; all Funds with a five-year performance history outperformed the median returns of their respective Peer Group for the five-year period except the Small Cap Diversified Value Fund; and all Funds with a ten-year performance history outperformed the median returns of their respective Peer Group for the ten-year period except the Large Cap Fundamental Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, and High Yield Fund. The Board considered that the Advisor had been consistent in its approach to managing the Funds. The Board concluded that the Advisor’s services in managing each Fund’s portfolio were satisfactory.

Fees, Expenses and Profitability

The Board reviewed advisory fee and expense data using information provided by Morningstar, Inc., contained in the Report, including information regarding applicable expense limitations for the Funds’ Class I shares. The Board reviewed data in the Report showing how each Fund’s advisory fee and Class I shares’ expense ratio compared to those of the funds in its Peer Group using similar share classes. The Board also reviewed information provided by the Advisor on management fees charged by the Advisor for sub-advisory services it provides to other mutual funds and management fees it charges to its separate account clients with investment objectives and policies similar to those of the Funds. The Board considered a list of the many additional functions that the Advisor performs for the Funds that the Advisor does not perform for its separate account and sub-advisory clients, and noted it is generally acknowledged that managing mutual funds subjects an investment adviser to more legal and regulatory risk than is the case with separate accounts.

With respect to the advisory fee for each Fund, the Board noted that the Report showed that the Large Cap Disciplined Value, Large Cap Fundamental Value, Small Cap Diversified

Value, and Value Opportunities Funds’ contractual advisory fees were higher than the median contractual advisory fees of their respective Peer Group, that the Small Cap Value, Global Value, and International Small Cap Diversified Value Funds’ contractual advisory fees were lower than the median contractual advisory fees of their respective Peer Group, and that the Mid-Cap Value, International Value, and High Yield Funds’ contractual advisory fees were the same as the median contractual advisory fees of their respective Peer Group. The Board also noted that the net expense ratios, after implementation of the expense caps for the Class I shares of all the Funds were above the median net expense ratio of their Peer Group, except for the Small Cap Diversified Value Fund and International Small Cap Diversified Value Fund. The Board noted that the Advisor uses a fundamental research-intensive process. The Board considered the expense caps put in place by the Advisor for each Fund (as further described below). The Board concluded that the advisory fee was fair and reasonable for each Fund in light of the nature, extent and quality of services provided by the Advisor.

The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the methodology for allocating expenses. The Board reviewed data regarding the Advisor’s variable expenses and fixed expenses. The Board considered that in 2024, as in recent prior years, the Advisor had absorbed costs above expense caps for which it would not be reimbursed for the Large Cap Disciplined Value, Large Cap Fundamental Value, Small Cap Value, Small Cap Diversified Value, Global Value, International Value, International Small Cap Diversified Value and High Yield Funds. The Board considered that the Advisor has agreed to continue the expense caps for the share classes of each Fund through at least August 29, 2026. The Board also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Board noted the importance of the Advisor’s profitability—which is derived solely from investment management fees – in maintaining its entrepreneurial environment in a private, primarily employee-owned structure. The Board also noted that the Advisor’s compensation/profit structure facilitates retention of its management and investment professionals. The Board concluded that the level of estimated profitability to the Advisor under the Advisory Agreements was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board reviewed the information provided by the Advisor as to the extent to which it has in the past or is likely in the future to realize economies of scale in connection with the investment advisory services it provides as each Fund grows. The Board noted the low level of assets under management in certain Funds. The Board considered that the breakpoints in the Large Cap Disciplined Value, Large Cap Fundamental Value, and Mid-Cap Value Funds’ advisory fee schedules can enable shareholders to share in economies of scale. The Board considered the amount of advisory fees that the Advisor waived and Fund operating expenses that the Advisor reimbursed in 2024 to the benefit of certain Funds and their shareholders. The Board also considered information regarding the investment, compliance and client service personnel employed by the Advisor. The Board concluded, after taking into consideration the factors above, that each Fund’s fee level was appropriate.

Fall-Out Benefits to the Advisor from its Relationship to the Funds

The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Funds. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity Funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Funds (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients). The Board also considered that the Advisor indirectly benefits from certain Funds’ payment of sub-transfer agency expenses.

* * * *

Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and that the renewal of each Fund’s Advisory Agreement is in the best interests of the Fund.

BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

Background and Approval Process

Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the HW Opportunities MP Fund (the “Fund”) pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Hotchkis and Wiley Funds (the “Trust”), of which the Fund is a series. The Advisory Agreement was initially approved by the Board of Trustees of the Trust at the inception of the Fund and continues thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreement for the Fund was renewed by the Board at a meeting held in May 2025.

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of the Fund relative to its respective peer group and benchmark index(es), (iii) the advisory fees and expense ratios of the Fund, including the Advisor’s contractual agreement to limit and reimburse the Fund’s operating expenses, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of the Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to the Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Fund.

The Independent Trustees met with their independent legal counsel prior to the May 2025 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Fund, including Fund performance, expense ratios, portfolio composition and regulatory compliance.

At the May 2025 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement.

In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services

As part of the Board’s decision-making process, the Board noted that the Advisor has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Fund. The Board also considered that shareholders invest in the Fund specifically seeking the Advisor’s investment expertise and style. In this connection, the Board considered, in particular, that the Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board reviewed information regarding various services provided by the Advisor to the Fund, including an organizational chart and background information on personnel performing such services. The Board also reviewed the Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board considered the Trust’s compliance program and the resultant compliance by the Fund and the Advisor with legal requirements.

The Board also considered other non-advisory services provided by the Advisor to the Fund, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.

Based on its review, the Board concluded that the nature, extent and quality of services provided to the Fund under its Advisory Agreement were satisfactory.

Investment Performance of the Funds and the Advisor

The Board also considered that the Fund serves as a completion vehicle for a model portfolio strategy of the Adviser and that the Fund’s performance alone would not be sufficient to evaluate the overall performance without the separate account composite performance.

The Board noted that it reviews data on the short-term and longer-term total returns of the Fund and the HW Value Opportunities Composite. For the contract review meeting, the

Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of mutual fund data, that compared the annualized total returns of the Fund and the composite to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (the “Peer Group”), and to the annualized total returns of the Fund’s and composite’s primary and secondary benchmark indexes for the one- and three -year periods ended December 31, 2024 and for the three- and six-month, one- and three -year periods ended March 31, 2025. The Board noted that the Peer Group was reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting. The Board also considered that the Fund commenced operations on December 30, 2020 and does not have five years of performance history as of December 31, 2024.

The Board noted that the composite, which is a better approximation of the overall returns, outperformed the median return of its primary benchmark and Peer Group for the one-year period and outperformed the median return of its primary benchmark and Peer Group for the 3-year period. The Board considered that the Advisor had been consistent in its approach to managing the Fund. The Board concluded that the Advisor’s services in managing the Fund’s portfolio was satisfactory.

Fees, Expenses, Profitability and Economies of Scale

The Board considered that the Fund’s shares are available for purchase only to investors in the Advisor’s model portfolio product offered by a third party, in which the Fund is a component of the model’s overall investment exposure, and that the management fee payable by the Fund to the Advisor pursuant to the Advisory Agreement is 0.00%. The Board also considered that the Advisor has agreed to reimburse the Fund for its operating expenses to limit its annual operating expenses to 0.00% through August 31, 2026, and that the Advisor will not be entitled to subsequent reimbursement of such amounts. Because the Fund has a 0.00% management fee and operating expense ratio, the Board did not review information regarding the management fees and expense ratios of other investment products with similar investment objectives and strategies.

The Board considered the asset-based fee that the Advisor receives with respect to the assets invested through its model portfolio product. The Board also considered information provided by the Advisor on the Advisor’s estimated gross profitability with respect to the Fund and Fund operating expenses to be reimbursed by the Advisor.

The Board considered that since there is no advisory fee, economies of scale were not a factor.

Fall-Out Benefits to the Advisor from its Relationship to the Funds

The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Fund. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Fund (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients).

* * * *

Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of the Advisory Agreement are fair and reasonable and that the renewal of the Fund’s Advisory Agreement is in the best interests of the Fund.

Board Considerations in Approving the Investment Advisory Agreement for the Hotchkis and Wiley SMID Cap Diversified Value Fund

The Board of Trustees of the Hotchkis and Wiley Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hotchkis & Wiley SMID Cap Diversified Value Fund, a newly established series of the Trust (the “Fund”), and Hotchkis and Wiley Capital Management, LLC (the “Advisor”), at a meeting held on February 19, 2025. The Board determined that the terms of the Advisory Agreement are fair and reasonable and that the Advisory Agreement is in the best interests of the Fund.

The Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving investment advisory contracts; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Advisory Agreement, the Independent Trustees participated in the November 12, 2024 Board meeting at which the portfolio managers discussed their background and relevant experience and the investment strategy for the Fund. The Independent Trustees received a report from the Advisor in advance of the February 19, 2025 meeting that responded to an information request for data relevant to consideration of the Advisory Agreement from counsel to the Independent Trustees. The report, among other things, noted the services to be provided by the Advisor would be consistent with the services provided to the other funds in the Trust (noting that the Advisor does not currently manage an ETF or any other account in this strategy); the proposed unitary advisory fee for the Fund as compared to fees charged by investment advisers to peer SMID cap value ETFs; estimated expenses of the Fund as compared to expense ratios of the peer funds; the nature of expenses to be incurred in providing services to the Fund; and financial data on the Advisor. The Independent Trustees considered the extensive information provided by the Advisor as part of the annual contract renewal process. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor are reasonable business arrangements from the Fund’s perspective as well as from the perspective of prospective shareholders.

The Board determined that given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement. In deciding to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services

In reviewing the Advisory Agreement, the Board considered the nature, extent and quality of services to be provided by the Advisor. At the preliminary meeting held in November 2024, the Trustees received a presentation from the portfolio managers and asked questions about the proposed investment strategy for the Fund and how portfolio trades would be executed. The Board considered that the Advisor will be responsible for the overall management of the Fund, that the Advisor manages the other funds in the Trust, and that the services provided by the Advisor to the Fund are anticipated to be of the same nature and quality as the services provided by the Advisor to the other funds in the Trust. The Board noted that due to the Advisor’s management of the other funds in the Trust, the Board is familiar with the background and experience of the Fund’s portfolio managers and their investment style, the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management.

The Board also considered other non-advisory services to be provided by the Advisor to the Fund, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor will organize Board meetings and prepare Board meeting materials, and those Advisor employees serving as Trust officers will oversee and manage the other Fund service providers. The Board concluded that the nature, extent and quality of services to be provided to the Fund by the Advisor under the Advisory Agreement were expected to be satisfactory.

Fees, Expenses, Profitability and Economies of Scale

The Trustees reviewed and discussed the information provided by the Advisor on the Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee to be charged to the Fund is a unitary advisory fee and that the Advisor will pay all other operating expenses of the Fund, excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act, and litigation expenses and other non-routine or extraordinary expenses. The Trustees compared the Fund’s net expense ratio to information compiled by the Advisor from Morningstar on the net expense ratios of comparable ETFs. The Trustees noted that the net expense ratio for the Fund was lower than the median net expense ratios of its ETF peer funds.

Since the Fund is newly organized, the Board did not consider investment performance of the Fund. Based on all of the information provided, the Board concluded that the unitary advisory fee to be charged to the Fund was reasonable and appropriate in light of the services to be provided and the administrative, operational, and management oversight costs for the Advisor.

Fall-Out Benefits to the Advisor from its Relationship to the Fund

The Board noted that the Fund had not commenced operations so there were no economies of scale to consider. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor its ability to use the Fund’s soft dollars to obtain third-party research.

* * * *

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable because the code of ethics is available without charge, upon request, by calling toll-free at 1-800-796-5606.

(2) Not applicable.

(3) Certifications for each principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(4) Not applicable.

(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis & Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, Principal Executive Officer

Date	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, Principal Executive Officer

Date	August 26, 2025

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Principal Financial Officer

Date	August 26, 2025